VARIABLE ANNUITY ACCOUNT

Financial Statements

December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

VARIABLE ANNUITY ACCOUNT

Financial Statements

December 31, 2021

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board Of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise Variable Annuity Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period indicated in the Appendix and changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year or period indicated in the Appendix, the changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 25, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Variable Annuity Account

Statements of assets, liabilities, and contract owners' equity as of December 31, 2021, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended, except as denoted below.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class B Shares (AB VPS Intl Value Cl B)

American Century Investments II VP Inflation Protection Fund – Class II Shares (Amer Century II VP Infl Pro Cl II)

American Century Investments VP Disciplined Core Value Fund – Class II Shares (Amer Century VP Dscplnd Core Val Cl II)

American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)

American Funds IS® Global Growth Fund – Class 2 Shares (Amer Funds IS Global Growth Cl 2)

American Funds IS® Global Small Capitalization Fund – Class 2 Shares (Amer Funds IS Global Small Cap Cl 2)

American Funds IS® Growth Fund – Class 2 Shares (Amer Funds IS Growth Cl 2)

American Funds IS® Growth-Income Fund – Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

American Funds IS® International Fund – Class 2 Shares (Amer Funds IS Intl Cl 2)

American Funds IS® New World Fund® – Class 2 Shares (Amer Funds IS New World Cl 2)

American Funds IS® U.S. Government Securities Fund – Class 2 Shares (Amer Funds IS US Govt Sec Cl 2)

BlackRock International Index V.I. Fund – Class III Shares (BlackRock Intl Index VI Cl III)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

BlackRock Small Cap Index V.I. Fund – Class III Shares (BlackRock Small Cap Index VI Cl III)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)

Delaware Ivy VIP Global Equity Income – Class II Shares (Delaware Ivy VIP Global Eq Inc Cl II)

Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)

Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod Aggr MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod Cons MV Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Securian Real Estate Securities – Class II Shares (Delaware Ivy VIP Securian RE Sec Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Fidelity® VIP Bond Index Portfolio – Service Class 2 (Fidelity VIP Bond Index SC 2)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Fidelity® VIP Equity-Income Portfolio – Service Class 2 (Fidelity VIP Equity-Income SC 2)

Fidelity® VIP Mid Cap Portfolio – Service Class 2 (Fidelity VIP Mid Cap SC2)

Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund – Class 2 (Franklin Mutual Shs VIP Cl 2)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 2 (Franklin Small Cap Val VIP Cl 2)

Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Franklin Sm-Md Cap Gr VIP Cl 2)

Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund – Class 2 (Franklin Temp Dev Mkts VIP Cl 2)

Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares (Goldman Sachs VIT HQ Flt Rt SS)

Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares (Goldman Sachs VIT Trends Driven SS)

Invesco Oppenheimer V.I. International Growth Fund – Series II Shares (Invesco Opphmr VI Intl Growth Sr II)

Invesco V.I. American Value Fund – Series II Shares (Invesco VI American Value Sr II)

Invesco V.I. Comstock Fund – Series II Shares (Invesco VI Comstock Sr II)

Invesco V.I. Equity and Income Fund – Series II Shares (Invesco VI Equity & Inc Sr II)

Invesco V.I. Growth and Income Fund – Series II Shares (Invesco VI Growth & Inc Sr II)

Invesco V.I. Main Street Small Cap Fund – Series II Shares (Invesco VI MS Sm Cap Sr II)

Invesco V.I. Small Cap Equity Fund – Series II Shares (Invesco VI Sm Cap Equity Sr II)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Service Shares (Janus Henderson Balanced SS)

Janus Aspen Series – Janus Henderson Flexible Bond – Service Shares (Janus Henderson Flexible Bond SS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Service Shares (Janus Henderson Mid Cap Val SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class II Shares (ClearBridge Sm Cap Growth Cl II)

MFS® VIT – Mid Cap Growth Series – Service Class (MFS VIT – Mid Cap Growth Ser SC)

MFS® VIT II – International Intrinsic Value Portfolio – Service Class (MFS VIT II – Intl Intrinsic Val SC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Aggr Growth ETF Cl II)

Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares (Morningstar Balanced ETF Cl II)

Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares (Morningstar Conservative ETF Cl II)

Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Growth ETF Cl II)

Morningstar Income and Growth Asset Allocation Portfolio – Class II Shares (Morningstar Inc & Gro Asset All Cl II)

Neuberger Berman Advisers Management Trust Sustainable Equity – S Class Shares (Neuberger Berman Sustain Eq S Cl)

Northern Lights VT TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

Northern Lights VT TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

Northern Lights VT TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Mod Growth ETF Cl 2)

(Continued)

Appendix – Variable Annuity Account

Northern Lights VT TOPS® Target Range Portfolio – Class S Shares (TOPS Target Range Cl S)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from September 20, 2021 through December 31, 2021.

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Duration Adv CL)

PIMCO VIT – PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

Putnam VT Large Cap Value Fund – Class IB Shares (Putnam VT Lg Cap Val Cl IB)

Putnam VT Growth Opportunities Fund – Class IB Shares (Putnam VT Growth Opp Cl IB)

Putnam VT International Equity Fund – Class IB Shares (Putnam VT Intl Eq Cl IB)

Putnam VT International Value Fund – Class IB Shares (Putnam VT Intl Val Cl IB)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 through December 31, 2021.

Putnam VT Sustainable Leaders Fund – Class IB Shares (Putnam VT Sustain Leaders Cl IB)

Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares (SFT Wellington Core Equity Cl 2)

(Continued)

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 2
Assets
Investments at net asset value	$194,541,880	613,903	61,580,102	5,144,637	14,238,628	26,608,128
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	—
Receivable for investments sold	13,342	26	41,158	211	853	117,394
Total assets	194,555,222	613,929	61,621,260	5,144,848	14,239,481	26,725,522
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	14,468	31	41,504	259	925	117,541
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	14,468	31	41,504	259	925	117,541
Net assets applicable to contract owners	$194,540,754	613,898	61,579,756	5,144,589	14,238,556	26,607,981
Contract Owners' Equity
Contracts in accumulation period	$194,540,754	613,898	61,513,834	5,139,896	14,209,670	26,589,007
Contracts in annuity payment period	—	—	65,922	4,693	28,886	18,974
Total contract owners' equity	$194,540,754	613,898	61,579,756	5,144,589	14,238,556	26,607,981
Investment shares	13,100,463	39,302	5,392,303	479,910	1,216,977	592,081
Investments at cost	$158,107,975	555,927	56,563,328	4,536,219	14,452,427	19,500,749

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth-Inc Cl 2	Amer Funds IS Intl Cl 2	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2
Assets
Investments at net asset value	$18,674,685	127,833,201	46,188,137	19,457,297	19,768,620	20,226,768
Receivable from Minnesota Life for contract purchase payments	—	—	3,146	—	—	46,896
Receivable for investments sold	10,513	50,031	—	816	2,474	—
Total assets	18,685,198	127,883,232	46,191,283	19,458,113	19,771,094	20,273,664
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	10,627	50,871	—	927	2,594	—
Payable for investments purchased	—	—	3,370	—	—	47,042
Total liabilities	10,627	50,871	3,370	927	2,594	47,042
Net assets applicable to contract owners	$18,674,571	127,832,361	46,187,913	19,457,186	19,768,500	20,226,622
Contract Owners' Equity
Contracts in accumulation period	$18,671,726	127,803,384	46,147,570	19,457,186	19,754,844	20,103,376
Contracts in annuity payment period	2,845	28,977	40,343	—	13,656	123,246
Total contract owners' equity	$18,674,571	127,832,361	46,187,913	19,457,186	19,768,500	20,226,622
Investment shares	566,930	1,012,300	695,186	860,942	627,974	1,754,273
Investments at cost	$13,939,342	92,239,781	34,939,637	16,471,640	15,260,891	22,022,713

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl III (a)	BlackRock Small Cap Index VI Cl III (a)	ClearBridge Sm Cap Growth Cl II	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Assets
Investments at net asset value	$327,742	616,168	15,839,318	113,469,831	102,252,724	100,793,181
Receivable from Minnesota Life for contract purchase payments	—	—	49,167	—	—	—
Receivable for investments sold	9	18	—	100,587	133,360	48,827
Total assets	327,751	616,186	15,888,485	113,570,418	102,386,084	100,842,008
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	7	16	—	101,064	133,526	49,270
Payable for investments purchased	—	—	49,267	—	—	—
Total liabilities	7	16	49,267	101,064	133,526	49,270
Net assets applicable to contract owners	$327,744	616,170	15,839,218	113,469,354	102,252,558	100,792,738
Contract Owners' Equity
Contracts in accumulation period	$327,744	616,170	15,832,590	113,165,501	100,241,867	100,445,942
Contracts in annuity payment period	—	—	6,628	303,853	2,010,691	346,796
Total contract owners' equity	$327,744	616,170	15,839,218	113,469,354	102,252,558	100,792,738
Investment shares	30,687	47,144	468,480	11,136,722	10,890,926	5,697,395
Investments at cost	$333,937	674,761	14,240,938	106,770,597	86,370,010	64,451,522

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II
Assets
Investments at net asset value	$120,615,564	3,265,030	5,120,538	16,127,574	53,641,528	12,469,881
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	—
Receivable for investments sold	135,825	1,883	1,529	12,120	62,513	34,881
Total assets	120,751,389	3,266,913	5,122,067	16,139,694	53,704,041	12,504,762
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	135,982	1,902	1,542	12,171	62,803	34,902
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	135,982	1,902	1,542	12,171	62,803	34,902
Net assets applicable to contract owners	$120,615,407	3,265,011	5,120,525	16,127,523	53,641,238	12,469,860
Contract Owners' Equity
Contracts in accumulation period	$120,490,612	3,261,087	5,120,391	15,990,041	53,476,785	12,455,862
Contracts in annuity payment period	124,795	3,924	134	137,482	164,453	13,998
Total contract owners' equity	$120,615,407	3,265,011	5,120,525	16,127,523	53,641,238	12,469,860
Investment shares	21,418,398	940,307	1,018,668	2,341,232	11,143,513	12,469,881
Investments at cost	$116,405,098	2,385,794	5,031,232	14,653,838	36,652,191	12,469,881

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II
Assets
Investments at net asset value	$60,828,588	75,519,943	120,966,872	43,381,195	73,598,045	31,684,515
Receivable from Minnesota Life for contract purchase payments	—	—	31,659	—	—	13,605
Receivable for investments sold	79,847	41,380	—	70,373	174,144	—
Total assets	60,908,435	75,561,323	120,998,531	43,451,568	73,772,189	31,698,120
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	80,062	41,833	—	70,415	174,515	—
Payable for investments purchased	—	—	32,058	—	—	13,786
Total liabilities	80,062	41,833	32,058	70,415	174,515	13,786
Net assets applicable to contract owners	$60,828,373	75,519,490	120,966,473	43,381,153	73,597,674	31,684,334
Contract Owners' Equity
Contracts in accumulation period	$60,659,619	75,360,610	120,239,593	43,381,153	73,474,180	31,674,043
Contracts in annuity payment period	168,754	158,880	726,880	—	123,494	10,291
Total contract owners' equity	$60,828,373	75,519,490	120,966,473	43,381,153	73,597,674	31,684,334
Investment shares	4,095,925	22,260,197	6,548,484	8,872,499	4,125,035	7,699,199
Investments at cost	$43,638,131	76,697,494	105,464,810	43,610,696	51,332,624	28,094,484

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Assets
Investments at net asset value	$18,249,563	25,610,678	189,556,178	90,399,137	153,041,111	47,575,495
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	—
Receivable for investments sold	731	905	16,205	4,142	8,803	1,865
Total assets	18,250,294	25,611,583	189,572,383	90,403,279	153,049,914	47,577,360
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	788	931	16,413	4,370	9,077	1,921
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	788	931	16,413	4,370	9,077	1,921
Net assets applicable to contract owners	$18,249,506	25,610,652	189,555,970	90,398,909	153,040,837	47,575,439
Contract Owners' Equity
Contracts in accumulation period	$18,249,506	25,589,817	189,555,970	90,398,909	152,986,434	47,575,439
Contracts in annuity payment period	—	20,835	—	—	54,403	—
Total contract owners' equity	$18,249,506	25,610,652	189,555,970	90,398,909	153,040,837	47,575,439
Investment shares	3,338,681	4,655,133	33,516,546	14,803,999	27,754,001	8,602,386
Investments at cost	$15,160,449	23,283,243	168,054,971	76,353,960	138,770,843	43,377,696

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Assets
Investments at net asset value	$39,987,411	518,146,376	94,162,271	9,105,841	48,471,510	53,120,781
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	—
Receivable for investments sold	149,410	32,501	30,372	2,724	92,606	16,452
Total assets	40,136,821	518,178,877	94,192,643	9,108,565	48,564,116	53,137,233
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	149,491	34,030	30,938	2,772	92,814	16,693
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	149,491	34,030	30,938	2,772	92,814	16,693
Net assets applicable to contract owners	$39,987,330	518,144,847	94,161,705	9,105,793	48,471,302	53,120,540
Contract Owners' Equity
Contracts in accumulation period	$39,987,330	518,144,847	93,812,053	9,063,879	48,377,639	52,889,308
Contracts in annuity payment period	—	—	349,652	41,914	93,663	231,232
Total contract owners' equity	$39,987,330	518,144,847	94,161,705	9,105,793	48,471,302	53,120,540
Investment shares	6,644,635	81,849,202	3,191,303	932,211	4,431,681	3,175,618
Investments at cost	$35,073,088	441,432,556	90,500,099	6,707,104	38,343,810	44,504,927

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index SC 2 (a)	Fidelity VIP Equity-Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2
Assets
Investments at net asset value	$75,442,700	560,607	67,736,093	43,325,371	5,386,984	41,764,572
Receivable from Minnesota Life for contract purchase payments	—	7,194	—	—	—	39,094
Receivable for investments sold	146,094	—	5,809	15,672	209	—
Total assets	75,588,794	567,801	67,741,902	43,341,043	5,387,193	41,803,666
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	146,373	—	6,155	15,890	248	—
Payable for investments purchased	—	7,195	—	—	—	39,371
Total liabilities	146,373	7,195	6,155	15,890	248	39,371
Net assets applicable to contract owners	$75,442,421	560,606	67,735,747	43,325,153	5,386,945	41,764,295
Contract Owners' Equity
Contracts in accumulation period	$74,918,076	560,606	67,354,392	43,145,240	5,372,920	41,719,579
Contracts in annuity payment period	524,345	—	381,355	179,913	14,025	44,716
Total contract owners' equity	$75,442,421	560,606	67,735,747	43,325,153	5,386,945	41,764,295
Investment shares	9,157,112	51,057	2,680,494	1,099,908	280,572	2,381,104
Investments at cost	$52,993,840	566,714	57,309,564	36,509,512	5,189,240	35,636,919

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2	Goldman Sachs VIT HQ Flt Rt SS	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Assets
Investments at net asset value	$15,457,222	19,520,250	38,187,493	192,501,390	42,567,608	9,665,605
Receivable from Minnesota Life for contract purchase payments	—	—	—	102,123	—	109,467
Receivable for investments sold	464	8,715	21,133	—	55,629	—
Total assets	15,457,686	19,528,965	38,208,626	192,603,513	42,623,237	9,775,072
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	539	8,806	21,372	—	55,933	—
Payable for investments purchased	—	—	—	103,212	—	109,541
Total liabilities	539	8,806	21,372	103,212	55,933	109,541
Net assets applicable to contract owners	$15,457,147	19,520,159	38,187,254	192,500,301	42,567,304	9,665,531
Contract Owners' Equity
Contracts in accumulation period	$15,383,265	19,411,236	38,179,118	192,500,301	42,501,420	9,627,089
Contracts in annuity payment period	73,882	108,923	8,136	—	65,884	38,442
Total contract owners' equity	$15,457,147	19,520,159	38,187,254	192,500,301	42,567,304	9,665,531
Investment shares	690,363	1,829,452	3,696,756	14,969,004	13,910,983	485,953
Investments at cost	$13,419,988	16,782,431	38,437,679	178,784,747	34,516,595	7,798,965

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II	Janus Henderson Balanced SS
Assets
Investments at net asset value	$68,602,932	9,275,402	3,702,368	2,517,789	18,210,169	65,745,260
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	27,271
Receivable for investments sold	66,811	367	237	194	17,550	—
Total assets	68,669,743	9,275,769	3,702,605	2,517,983	18,227,719	65,772,531
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	67,330	412	276	223	17,648	—
Payable for investments purchased	—	—	—	—	—	27,808
Total liabilities	67,330	412	276	223	17,648	27,808
Net assets applicable to contract owners	$68,602,413	9,275,357	3,702,329	2,517,760	18,210,071	65,744,723
Contract Owners' Equity
Contracts in accumulation period	$68,489,155	9,275,357	3,702,329	2,517,760	18,195,114	65,086,732
Contracts in annuity payment period	113,258	—	—	—	14,957	657,991
Total contract owners' equity	$68,602,413	9,275,357	3,702,329	2,517,760	18,210,071	65,744,723
Investment shares	3,259,047	451,358	156,482	81,667	837,249	1,237,209
Investments at cost	$55,232,359	8,002,714	3,047,435	2,139,038	14,632,682	50,841,491

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC
Assets
Investments at net asset value	$32,660,683	80,339,661	27,825,375	31,872,591	3,431,738	26,596,984
Receivable from Minnesota Life for contract purchase payments	—	—	—	—	—	19,658
Receivable for investments sold	12,049	103,361	37,490	20,203	161	—
Total assets	32,672,732	80,443,022	27,862,865	31,892,794	3,431,899	26,616,642
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	12,197	103,941	37,646	20,339	208	—
Payable for investments purchased	—	—	—	—	—	19,805
Total liabilities	12,197	103,941	37,646	20,339	208	19,805
Net assets applicable to contract owners	$32,660,535	80,339,081	27,825,219	31,872,455	3,431,691	26,596,837
Contract Owners' Equity
Contracts in accumulation period	$32,659,634	80,069,844	27,812,070	31,787,152	3,431,691	26,595,217
Contracts in annuity payment period	901	269,237	13,149	85,303	—	1,620
Total contract owners' equity	$32,660,535	80,339,081	27,825,219	31,872,455	3,431,691	26,596,837
Investment shares	2,461,242	1,418,426	1,515,543	777,001	329,026	719,615
Investments at cost	$32,413,319	59,192,639	23,249,942	21,291,436	3,369,380	19,790,045

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II
Assets
Investments at net asset value	$24,092,258	13,552,946	48,749,664	14,279,996	21,549,390	19,541,636
Receivable from Minnesota Life for contract purchase payments	48,612	—	—	—	—	—
Receivable for investments sold	—	556	1,844	552	1,079	755
Total assets	24,140,870	13,553,502	48,751,508	14,280,548	21,550,469	19,542,391
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	—	632	2,061	635	1,170	868
Payable for investments purchased	48,773	—	—	—	—	—
Total liabilities	48,773	632	2,061	635	1,170	868
Net assets applicable to contract owners	$24,092,097	13,552,870	48,749,447	14,279,913	21,549,299	19,541,523
Contract Owners' Equity
Contracts in accumulation period	$24,066,464	13,552,870	48,478,709	14,279,913	21,423,723	19,541,523
Contracts in annuity payment period	25,633	—	270,738	—	125,576	—
Total contract owners' equity	$24,092,097	13,552,870	48,749,447	14,279,913	21,549,299	19,541,523
Investment shares	1,335,491	911,429	4,127,829	1,255,936	1,717,083	1,743,232
Investments at cost	$19,465,100	11,077,375	45,357,739	14,223,562	19,237,609	18,762,254

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Assets
Investments at net asset value	$4,146,213	208,134,553	61,345,888	161,663,577	14,369,204	2,690,342
Receivable from Minnesota Life for contract purchase payments	—	107,634	—	—	23,204	—
Receivable for investments sold	162	—	30,859	67,537	—	63
Total assets	4,146,375	208,242,187	61,376,747	161,731,114	14,392,408	2,690,405
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	185	—	31,261	68,540	—	77
Payable for investments purchased	—	108,751	—	—	23,351	—
Total liabilities	185	108,751	31,261	68,540	23,351	77
Net assets applicable to contract owners	$4,146,190	208,133,436	61,345,486	161,662,574	14,369,057	2,690,328
Contract Owners' Equity
Contracts in accumulation period	$4,145,467	208,133,436	61,316,945	161,605,486	14,361,431	2,679,185
Contracts in annuity payment period	723	—	28,541	57,088	7,626	11,143
Total contract owners' equity	$4,146,190	208,133,436	61,345,486	161,662,574	14,369,057	2,690,328
Investment shares	111,698	20,070,834	5,996,665	15,024,496	896,954	157,699
Investments at cost	$2,972,205	204,735,934	62,247,724	166,371,753	10,890,661	2,043,966

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IB (a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2	SFT Delaware Ivy Growth
Assets
Investments at net asset value	$208,200	18,790,142	1,656,037	700,283,785	270,942,413	228,879,106
Receivable from Minnesota Life for contract purchase payments	—	23,150	—	232,216	173,200	—
Receivable for investments sold	7	—	72	—	—	54,467
Total assets	208,207	18,813,292	1,656,109	700,516,001	271,115,613	228,933,573
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	7	—	88	—	—	55,178
Payable for investments purchased	—	23,276	—	236,517	174,493	—
Total liabilities	7	23,276	88	236,517	174,493	55,178
Net assets applicable to contract owners	$208,200	18,790,016	1,656,021	700,279,484	270,941,120	228,878,395
Contract Owners' Equity
Contracts in accumulation period	$208,200	18,721,999	1,656,021	700,264,391	270,102,027	226,982,735
Contracts in annuity payment period	—	68,017	—	15,093	839,093	1,895,660
Total contract owners' equity	$208,200	18,790,016	1,656,021	700,279,484	270,941,120	228,878,395
Investment shares	18,311	609,674	33,652	33,014,157	101,895,629	6,152,340
Investments at cost	$207,251	14,662,344	1,219,551	448,876,448	230,857,823	70,242,775

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2
Assets
Investments at net asset value	$53,221,033	357,090,198	28,560,511	73,205,639	281,941,545	65,831,937
Receivable from Minnesota Life for contract purchase payments	—	860,955	—	—	57,900	—
Receivable for investments sold	23,071	—	9,238	86,747	—	6,493
Total assets	53,244,104	357,951,153	28,569,749	73,292,386	281,999,445	65,838,430
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	23,237	—	9,364	87,021	—	6,722
Payable for investments purchased	—	862,746	—	—	58,653	—
Total liabilities	23,237	862,746	9,364	87,021	58,653	6,722
Net assets applicable to contract owners	$53,220,867	357,088,407	28,560,385	73,205,365	281,940,792	65,831,708
Contract Owners' Equity
Contracts in accumulation period	$52,691,835	357,076,203	28,536,980	72,796,133	222,464,159	65,706,143
Contracts in annuity payment period	529,032	12,204	23,405	409,232	59,476,633	125,565
Total contract owners' equity	$53,220,867	357,088,407	28,560,385	73,205,365	281,940,792	65,831,708
Investment shares	1,989,591	24,861,110	28,560,511	9,711,669	14,423,499	28,732,891
Investments at cost	$28,394,218	284,784,630	28,560,511	37,743,994	110,785,494	60,575,973

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2
Assets
Investments at net asset value	$85,908,306	124,463,931	52,167,729	18,125,518	151,913,795	80,989,344
Receivable from Minnesota Life for contract purchase payments	—	66,731	—	—	112,687	—
Receivable for investments sold	88,438	—	36,660	835	—	140,397
Total assets	85,996,744	124,530,662	52,204,389	18,126,353	152,026,482	81,129,741
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	88,971	—	36,925	952	—	140,997
Payable for investments purchased	—	67,444	—	—	113,560	—
Total liabilities	88,971	67,444	36,925	952	113,560	140,997
Net assets applicable to contract owners	$85,907,773	124,463,218	52,167,464	18,125,401	151,912,922	80,988,744
Contract Owners' Equity
Contracts in accumulation period	$85,634,262	124,271,486	51,851,513	18,125,401	151,912,922	80,988,744
Contracts in annuity payment period	273,511	191,732	315,951	—	—	—
Total contract owners' equity	$85,907,773	124,463,218	52,167,464	18,125,401	151,912,922	80,988,744
Investment shares	11,143,934	5,523,503	1,919,867	1,430,585	11,439,292	6,182,393
Investments at cost	$48,809,532	62,051,377	22,022,931	16,217,302	127,298,662	70,336,281

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Assets, Liabilities, and Contract Owners' Equity

December 31, 2021

	Segregated Sub-Accounts*
	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S (b)
Assets
Investments at net asset value	$21,375,727	125,271
Receivable from Minnesota Life for contract purchase payments	—	—
Receivable for investments sold	36,254	3
Total assets	21,411,981	125,274
Liabilities
Payable to Minnesota Life for contract terminations, withdrawal payments and mortality and expense charges	36,372	2
Payable for investments purchased	—	—
Total liabilities	36,372	2
Net assets applicable to contract owners	$21,375,609	125,272
Contract Owners' Equity
Contracts in accumulation period	$21,375,609	125,272
Contracts in annuity payment period	—	—
Total contract owners' equity	$21,375,609	125,272
Investment shares	1,589,273	12,127
Investments at cost	$18,611,726	124,503

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2021 through December 31, 2021.

(b) For the period from September 20, 2021 through December 31, 2021.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$2,944,554	10,401	1,961,161	41,868	237,832	80,436
Mortality, expense and administrative charges (note 3)	(2,680,012)	(9,601)	(885,473)	(85,820)	(188,258)	(332,044)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	264,542	800	1,075,688	(43,952)	49,574	(251,608)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	639,296	327,149	1,131,509
Realized gains (losses) on sales of investments
Proceeds from sales	12,740,470	128,609	8,654,123	1,881,030	1,281,398	3,315,566
Cost of investments sold	(10,249,959)	(109,512)	(8,559,756)	(1,776,693)	(1,203,050)	(1,872,264)
Realized gains (losses) on sales of investments	2,490,511	19,097	94,367	104,337	78,348	1,443,302
Net realized gains (losses) on investments	2,490,511	19,097	94,367	743,633	405,497	2,574,811
Net change in unrealized appreciation (depreciation) of investments	11,401,586	34,672	1,811,187	216,296	(1,306,184)	848,692
Realized and unrealized gains (losses) on investments – net	13,892,097	53,769	1,905,554	959,929	(900,687)	3,423,503
Net increase (decrease) in net assets resulting from operations	$14,156,639	54,569	2,981,242	915,977	(851,113)	3,171,895

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth- Inc Cl 2	Amer Funds IS Intl Cl 2	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	255,989	472,893	489,221	167,358	256,963
Mortality, expense and administrative charges (note 3)	(262,413)	(1,703,468)	(583,667)	(281,373)	(268,481)	(298,849)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(262,413)	(1,447,479)	(110,774)	207,848	(101,123)	(41,886)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	396,055	14,424,648	391,707	—	602,008	1,664,538
Realized gains (losses) on sales of investments
Proceeds from sales	2,030,314	19,048,230	6,643,251	3,085,589	2,037,393	9,513,797
Cost of investments sold	(1,252,075)	(10,882,953)	(4,593,797)	(2,508,228)	(1,240,028)	(9,360,737)
Realized gains (losses) on sales of investments	778,239	8,165,277	2,049,454	577,361	797,365	153,060
Net realized gains (losses) on investments	1,174,294	22,589,925	2,441,161	577,361	1,399,373	1,817,598
Net change in unrealized appreciation (depreciation) of investments	(115,175)	(266,470)	5,821,585	(1,306,678)	(765,127)	(2,309,759)
Realized and unrealized gains (losses) on investments – net	1,059,119	22,323,455	8,262,746	(729,317)	634,246	(492,161)
Net increase (decrease) in net assets resulting from operations	$796,706	20,875,976	8,151,972	(521,469)	533,123	(534,047)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl III (a)	BlackRock Small Cap Index VI Cl III (a)	ClearBridge Sm Cap Growth Cl II	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$10,211	5,621	—	1,794,724	991,163	564,267
Mortality, expense and administrative charges (note 3)	(1,129)	(2,160)	(223,494)	(1,630,278)	(1,231,010)	(1,402,419)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	9,082	3,461	(223,494)	164,446	(239,847)	(838,152)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	57,249	1,975,929	11,631,314	6,040,566	3,958,141
Realized gains (losses) on sales of investments
Proceeds from sales	1,897	2,900	2,949,371	20,934,226	14,466,203	26,847,080
Cost of investments sold	(1,860)	(2,963)	(2,442,365)	(22,116,389)	(14,773,194)	(20,840,476)
Realized gains (losses) on sales of investments	37	(63)	507,006	(1,182,163)	(306,991)	6,006,604
Net realized gains (losses) on investments	37	57,186	2,482,935	10,449,151	5,733,575	9,964,745
Net change in unrealized appreciation (depreciation) of investments	(6,195)	(58,593)	(914,815)	(515,245)	8,124,852	15,439,543
Realized and unrealized gains (losses) on investments – net	(6,158)	(1,407)	1,568,120	9,933,906	13,858,427	25,404,288
Net increase (decrease) in net assets resulting from operations	$2,924	2,054	1,344,626	10,098,352	13,618,580	24,566,136

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$2,522,176	47,568	205,089	365,127	31,705	417
Mortality, expense and administrative charges (note 3)	(1,616,204)	(50,216)	(73,871)	(226,695)	(801,549)	(185,823)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	905,972	(2,648)	131,218	138,432	(769,844)	(185,406)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	5,151,134	—	—	—	2,691,252	—
Realized gains (losses) on sales of investments
Proceeds from sales	14,213,297	1,383,034	1,092,425	3,369,265	13,309,859	6,075,732
Cost of investments sold	(14,185,588)	(2,424,479)	(1,106,131)	(4,277,661)	(14,647,705)	(6,075,732)
Realized gains (losses) on sales of investments	27,709	(1,041,445)	(13,706)	(908,396)	(1,337,846)	—
Net realized gains (losses) on investments	5,178,843	(1,041,445)	(13,706)	(908,396)	1,353,406	—
Net change in unrealized appreciation (depreciation) of investments	(8,693,792)	2,216,553	(235,423)	3,168,542	7,946,335	—
Realized and unrealized gains (losses) on investments – net	(3,514,949)	1,175,108	(249,129)	2,260,146	9,299,741	—
Net increase (decrease) in net assets resulting from operations	$(2,608,977)	1,172,460	(117,911)	2,398,578	8,529,897	(185,406)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	4,433,532	1,314,413	679,549	—	476,313
Mortality, expense and administrative charges (note 3)	(823,347)	(1,096,763)	(1,601,971)	(575,510)	(1,070,966)	(459,390)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(823,347)	3,336,769	(287,558)	104,039	(1,070,966)	16,923
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	5,926,387	—	—	183,370	8,733,559	—
Realized gains (losses) on sales of investments
Proceeds from sales	13,612,073	8,558,635	23,426,666	4,858,658	23,696,066	9,984,733
Cost of investments sold	(10,457,802)	(9,902,791)	(21,300,986)	(4,839,462)	(15,085,472)	(11,928,607)
Realized gains (losses) on sales of investments	3,154,271	(1,344,156)	2,125,680	19,196	8,610,594	(1,943,874)
Net realized gains (losses) on investments	9,080,658	(1,344,156)	2,125,680	202,566	17,344,153	(1,943,874)
Net change in unrealized appreciation (depreciation) of investments	6,733,303	1,264,844	13,459,526	(1,102,309)	(5,563,011)	8,558,773
Realized and unrealized gains (losses) on investments – net	15,813,961	(79,312)	15,585,206	(899,743)	11,781,142	6,614,899
Net increase (decrease) in net assets resulting from operations	$14,990,614	3,257,457	15,297,648	(795,704)	10,710,176	6,631,822

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$298,463	476,482	3,698,108	1,324,462	3,074,820	1,023,725
Mortality, expense and administrative charges (note 3)	(245,212)	(338,409)	(2,498,144)	(1,181,039)	(2,050,170)	(639,983)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	53,251	138,073	1,199,964	143,423	1,024,650	383,742
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	877,912	1,111,790	9,224,456	1,246,020	7,161,318	2,231,450
Realized gains (losses) on sales of investments
Proceeds from sales	2,640,707	6,633,402	39,127,422	11,075,759	25,868,814	9,370,473
Cost of investments sold	(2,691,575)	(5,992,386)	(42,094,129)	(10,220,277)	(27,257,359)	(10,030,064)
Realized gains (losses) on sales of investments	(50,868)	641,016	(2,966,707)	855,482	(1,388,545)	(659,591)
Net realized gains (losses) on investments	827,044	1,752,806	6,257,749	2,101,502	5,772,773	1,571,859
Net change in unrealized appreciation (depreciation) of investments	1,997,870	290,633	20,325,310	9,118,511	12,498,859	3,204,634
Realized and unrealized gains (losses) on investments – net	2,824,914	2,043,439	26,583,059	11,220,013	18,271,632	4,776,493
Net increase (decrease) in net assets resulting from operations	$2,878,165	2,181,512	27,783,023	11,363,436	19,296,282	5,160,235

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$638,981	7,952,783	—	76,715	506,085	—
Mortality, expense and administrative charges (note 3)	(531,393)	(6,723,428)	(1,381,931)	(120,596)	(748,790)	(827,872)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	107,588	1,229,355	(1,381,931)	(43,881)	(242,705)	(827,872)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	817,460	6,037,623	26,893,683	128,978	6,193,896	—
Realized gains (losses) on sales of investments
Proceeds from sales	7,418,922	37,423,307	19,969,404	1,801,306	13,536,824	21,057,039
Cost of investments sold	(6,624,020)	(33,705,328)	(13,547,458)	(1,793,946)	(10,685,420)	(21,254,454)
Realized gains (losses) on sales of investments	794,902	3,717,979	6,421,946	7,360	2,851,404	(197,415)
Net realized gains (losses) on investments	1,612,362	9,755,602	33,315,629	136,338	9,045,300	(197,415)
Net change in unrealized appreciation (depreciation) of investments	1,798,700	43,187,462	(19,853,925)	2,818,996	(6,882,889)	10,985,242
Realized and unrealized gains (losses) on investments – net	3,411,062	52,943,064	13,461,704	2,955,334	2,162,411	10,787,827
Net increase (decrease) in net assets resulting from operations	$3,518,650	54,172,419	12,079,773	2,911,453	1,919,706	9,959,955

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index SC 2 (a)	Fidelity VIP Equity- Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,398,679	4,619	1,082,407	149,445	161,371	462,764
Mortality, expense and administrative charges (note 3)	(990,160)	(1,751)	(943,942)	(581,224)	(85,484)	(657,634)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	408,519	2,868	138,465	(431,779)	75,887	(194,870)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	7,521,066	6,756,703	—	1,225,354
Realized gains (losses) on sales of investments
Proceeds from sales	16,642,132	39,891	12,702,591	6,899,712	1,603,758	13,923,375
Cost of investments sold	(14,768,123)	(40,081)	(11,132,046)	(5,452,654)	(1,791,792)	(14,762,406)
Realized gains (losses) on sales of investments	1,874,009	(190)	1,570,545	1,447,058	(188,034)	(839,031)
Net realized gains (losses) on investments	1,874,009	(190)	9,091,611	8,203,761	(188,034)	386,323
Net change in unrealized appreciation (depreciation) of investments	16,585,053	(6,107)	4,475,655	712,155	1,040,263	7,946,120
Realized and unrealized gains (losses) on investments – net	18,459,062	(6,297)	13,567,266	8,915,916	852,229	8,332,443
Net increase (decrease) in net assets resulting from operations	$18,867,581	(3,429)	13,705,731	8,484,137	928,116	8,137,573

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Franklin Sm- Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2	Goldman Sachs VIT HQ Flt Rt SS	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	183,868	31,491	—	—	23,794
Mortality, expense and administrative charges (note 3)	(206,988)	(284,170)	(550,749)	(2,592,942)	(626,001)	(144,573)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(206,988)	(100,302)	(519,258)	(2,592,942)	(626,001)	(120,779)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,806,474	421,393	—	23,115,859	3,722,301	—
Realized gains (losses) on sales of investments
Proceeds from sales	10,667,959	3,400,409	3,451,927	16,101,958	4,930,336	3,030,169
Cost of investments sold	(8,119,682)	(2,089,299)	(3,520,641)	(13,987,956)	(4,075,595)	(2,664,150)
Realized gains (losses) on sales of investments	2,548,277	1,311,110	(68,714)	2,114,002	854,741	366,019
Net realized gains (losses) on investments	4,354,751	1,732,503	(68,714)	25,229,861	4,577,042	366,019
Net change in unrealized appreciation (depreciation) of investments	(2,690,038)	(3,073,257)	27,702	2,236,934	(470,910)	1,823,865
Realized and unrealized gains (losses) on investments – net	1,664,713	(1,340,754)	(41,012)	27,466,795	4,106,132	2,189,884
Net increase (decrease) in net assets resulting from operations	$1,457,725	(1,441,056)	(560,270)	24,873,853	3,480,131	2,069,105

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II	Janus Henderson Balanced SS
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,073,579	146,442	49,278	4,507	504	395,509
Mortality, expense and administrative charges (note 3)	(975,374)	(125,024)	(61,440)	(46,715)	(307,098)	(854,450)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	98,205	21,418	(12,162)	(42,208)	(306,594)	(458,941)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	87,411	—	157,590	1,082,471	421,008
Realized gains (losses) on sales of investments
Proceeds from sales	14,625,512	1,827,023	1,390,857	2,070,474	11,380,401	4,511,478
Cost of investments sold	(13,741,051)	(1,632,194)	(1,343,263)	(1,644,074)	(8,879,844)	(2,915,884)
Realized gains (losses) on sales of investments	884,461	194,829	47,594	426,400	2,500,557	1,595,594
Net realized gains (losses) on investments	884,461	282,240	47,594	583,990	3,583,028	2,016,602
Net change in unrealized appreciation (depreciation) of investments	15,782,446	1,058,281	861,244	15,267	565,411	6,519,833
Realized and unrealized gains (losses) on investments – net	16,666,907	1,340,521	908,838	599,257	4,148,439	8,536,435
Net increase (decrease) in net assets resulting from operations	$16,765,112	1,361,939	896,676	557,049	3,841,845	8,077,494

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$509,856	—	81,257	337,666	—	33,702
Mortality, expense and administrative charges (note 3)	(427,048)	(1,106,912)	(384,414)	(454,160)	(57,869)	(340,329)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	82,808	(1,106,912)	(303,157)	(116,494)	(57,869)	(306,627)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	726,323	9,506,759	—	—	755,040	653,494
Realized gains (losses) on sales of investments
Proceeds from sales	2,586,631	12,269,533	4,344,673	8,332,878	664,145	1,543,127
Cost of investments sold	(2,501,788)	(8,390,344)	(4,635,123)	(6,747,313)	(532,787)	(991,283)
Realized gains (losses) on sales of investments	84,843	3,879,189	(290,450)	1,585,565	131,358	551,844
Net realized gains (losses) on investments	811,166	13,385,948	(290,450)	1,585,565	886,398	1,205,338
Net change in unrealized appreciation (depreciation) of investments	(1,629,255)	1,844,587	4,968,482	2,394,300	(433,931)	1,131,885
Realized and unrealized gains (losses) on investments – net	(818,089)	15,230,535	4,678,032	3,979,865	452,467	2,337,223
Net increase (decrease) in net assets resulting from operations	$(735,281)	14,123,623	4,374,875	3,863,371	394,598	2,030,596

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$199,334	142,133	642,046	201,875	258,344	273,861
Mortality, expense and administrative charges (note 3)	(365,345)	(177,544)	(680,412)	(215,340)	(295,558)	(285,004)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(166,011)	(35,411)	(38,366)	(13,465)	(37,214)	(11,143)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	281,597	1,858,072	382,822	743,524	592,661
Realized gains (losses) on sales of investments
Proceeds from sales	3,501,428	1,448,114	7,854,725	5,801,066	3,507,199	3,640,535
Cost of investments sold	(2,637,212)	(1,135,420)	(7,106,625)	(5,442,155)	(3,032,416)	(3,582,099)
Realized gains (losses) on sales of investments	864,216	312,694	748,100	358,911	474,783	58,436
Net realized gains (losses) on investments	864,216	594,291	2,606,172	741,733	1,218,307	651,097
Net change in unrealized appreciation (depreciation) of investments	(230,739)	1,308,312	1,838,873	(594,913)	1,521,436	356,255
Realized and unrealized gains (losses) on investments – net	633,477	1,902,603	4,445,045	146,820	2,739,743	1,007,352
Net increase (decrease) in net assets resulting from operations	$467,466	1,867,192	4,406,679	133,355	2,702,529	996,209

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$6,818	20,354,799	258,698	2,898,628	—	32,017
Mortality, expense and administrative charges (note 3)	(54,316)	(2,888,522)	(879,430)	(2,439,826)	(238,024)	(40,183)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(47,498)	17,466,277	(620,732)	458,802	(238,024)	(8,166)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	74,895	—	—	7,252,520	1,454,659	98,731
Realized gains (losses) on sales of investments
Proceeds from sales	636,322	15,908,486	6,240,046	22,481,691	12,625,124	318,748
Cost of investments sold	(416,030)	(15,814,306)	(6,371,508)	(22,493,927)	(9,754,102)	(247,068)
Realized gains (losses) on sales of investments	220,292	94,180	(131,462)	(12,236)	2,871,022	71,680
Net realized gains (losses) on investments	295,187	94,180	(131,462)	7,240,284	4,325,681	170,411
Net change in unrealized appreciation (depreciation) of investments	461,648	(3,616,638)	(761,080)	(12,478,113)	(1,271,088)	31,358
Realized and unrealized gains (losses) on investments – net	756,835	(3,522,458)	(892,542)	(5,237,829)	3,054,593	201,769
Net increase (decrease) in net assets resulting from operations	$709,337	13,943,819	(1,513,274)	(4,779,027)	2,816,569	193,603

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IB (a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2	SFT Delaware Ivy Growth
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	207,485	2,262	—	—	—
Mortality, expense and administrative charges (note 3)	(746)	(254,965)	(25,679)	(9,739,385)	(3,468,514)	(2,802,261)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(746)	(47,480)	(23,417)	(9,739,385)	(3,468,514)	(2,802,261)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	645,967	150,803	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	737	3,429,034	381,987	58,123,205	17,862,433	43,244,209
Cost of investments sold	(730)	(2,904,189)	(300,529)	(32,950,579)	(11,196,923)	(13,157,795)
Realized gains (losses) on sales of investments	7	524,845	81,458	25,172,626	6,665,510	30,086,414
Net realized gains (losses) on investments	7	1,170,812	232,261	25,172,626	6,665,510	30,086,414
Net change in unrealized appreciation (depreciation) of investments	949	2,729,133	102,869	60,558,902	(7,954,340)	28,730,000
Realized and unrealized gains (losses) on investments – net	956	3,899,945	335,130	85,731,528	(1,288,830)	58,816,414
Net increase (decrease) in net assets resulting from operations	$210	3,852,465	311,713	75,992,143	(4,757,344)	56,014,153

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Mortality, expense and administrative charges (note 3)	(755,379)	(4,820,286)	(404,278)	(865,233)	(2,917,381)	(898,524)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(755,379)	(4,820,286)	(404,278)	(865,233)	(2,917,381)	(898,524)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	9,880,352	36,408,273	30,723,027	13,362,769	37,139,614	3,762,379
Cost of investments sold	(4,073,785)	(28,201,635)	(30,723,027)	(4,292,642)	(12,552,226)	(3,292,045)
Realized gains (losses) on sales of investments	5,806,567	8,206,638	—	9,070,127	24,587,388	470,334
Net realized gains (losses) on investments	5,806,567	8,206,638	—	9,070,127	24,587,388	470,334
Net change in unrealized appreciation (depreciation) of investments	(2,878,278)	31,441,396	—	6,326,210	39,690,007	(3,187,266)
Realized and unrealized gains (losses) on investments – net	2,928,289	39,648,034	—	15,396,337	64,277,395	(2,716,932)
Net increase (decrease) in net assets resulting from operations	$2,172,910	34,827,748	(404,278)	14,531,104	61,360,014	(3,615,456)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	199,665	1,239,811	875,740
Mortality, expense and administrative charges (note 3)	(1,025,942)	(1,669,936)	(726,644)	(261,611)	(2,086,768)	(1,229,907)
Fees waived (note 3)	—	—	113,377	—	—	—
Investment income (loss) – net	(1,025,942)	(1,669,936)	(613,267)	(61,946)	(846,957)	(354,167)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	13,717,011	27,428,045	10,723,835	2,203,142	10,955,843	11,695,395
Cost of investments sold	(6,917,085)	(13,614,834)	(4,417,035)	(2,109,892)	(9,280,937)	(10,421,067)
Realized gains (losses) on sales of investments	6,799,926	13,813,211	6,306,800	93,250	1,674,906	1,274,328
Net realized gains (losses) on investments	6,799,926	13,813,211	6,306,800	93,250	1,674,906	1,274,328
Net change in unrealized appreciation (depreciation) of investments	19,912,114	16,406,132	4,722,105	1,198,516	9,529,724	7,714,312
Realized and unrealized gains (losses) on investments – net	26,712,040	30,219,343	11,028,905	1,291,766	11,204,630	8,988,640
Net increase (decrease) in net assets resulting from operations	$25,686,098	28,549,407	10,415,638	1,229,820	10,357,673	8,634,473

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year or Period ended December 31, 2021

	Segregated Sub-Accounts*
	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S (b)
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$248,993	—
Mortality, expense and administrative charges (note 3)	(316,621)	(192)
Fees waived (note 3)	—	—
Investment income (loss) – net	(67,628)	(192)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	4,264,264	50,103
Cost of investments sold	(3,881,846)	(50,940)
Realized gains (losses) on sales of investments	382,418	(837)
Net realized gains (losses) on investments	382,418	(837)
Net change in unrealized appreciation (depreciation) of investments	1,737,227	768
Realized and unrealized gains (losses) on investments – net	2,119,645	(69)
Net increase (decrease) in net assets resulting from operations	$2,052,017	(261)

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2021 through December 31, 2021.

(b) For the period from September 20, 2021 through December 31, 2021.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$170,709	140	(40,859)	6,548	(27,099)	(180,451)
Net realized gains (losses) on investments	679,018	(4,708)	(1,383,389)	106,919	247,016	1,403,501
Net change in unrealized appreciation (depreciation)	5,108,972	25,005	5,773,389	327,786	687,134	3,385,257
Net increase (decrease) in net assets resulting from operations	5,958,699	20,437	4,349,141	441,253	907,051	4,608,307
Contract transactions (notes 3 and 6)
Contract purchase payments	3,754,782	68,517	4,676,433	1,466,268	1,836,991	2,294,008
Contract terminations, withdrawal payments and charges	(8,043,863)	(66,445)	(9,044,774)	(1,866,846)	(1,941,720)	(4,672,263)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	372	56	(5,038)	91
Annuity benefit payments	—	—	(5,476)	(388)	(18,861)	(1,108)
Increase (decrease) in net assets from contract transactions	(4,289,081)	2,072	(4,373,445)	(400,910)	(128,628)	(2,379,272)
Increase (decrease) in net assets	1,669,618	22,509	(24,304)	40,343	778,423	2,229,035
Net assets at the beginning of year	184,428,353	553,001	60,231,050	4,155,920	11,564,262	18,794,037
Net assets at the end of year	$186,097,971	575,510	60,206,746	4,196,263	12,342,685	21,023,072
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$264,542	800	1,075,688	(43,952)	49,574	(251,608)
Net realized gains (losses) on investments	2,490,511	19,097	94,367	743,633	405,497	2,574,811
Net change in unrealized appreciation (depreciation)	11,401,586	34,672	1,811,187	216,296	(1,306,184)	848,692
Net increase (decrease) in net assets resulting from operations	14,156,639	54,569	2,981,242	915,977	(851,113)	3,171,895
Contract transactions (notes 3 and 6)
Contract purchase payments	4,854,410	104,325	6,495,917	1,845,006	3,978,186	5,567,057
Contract terminations, withdrawal payments and charges	(10,568,266)	(120,506)	(8,098,790)	(1,812,258)	(1,229,477)	(3,152,793)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	469	84	52	119
Annuity benefit payments	—	—	(5,828)	(483)	(1,777)	(1,369)
Increase (decrease) in net assets from contract transactions	(5,713,856)	(16,181)	(1,608,232)	32,349	2,746,984	2,413,014
Increase (decrease) in net assets	8,442,783	38,388	1,373,010	948,326	1,895,871	5,584,909
Net assets at the beginning of year or period	186,097,971	575,510	60,206,746	4,196,263	12,342,685	21,023,072
Net assets at the end of year or period	$194,540,754	613,898	61,579,756	5,144,589	14,238,556	26,607,981

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth-Inc Cl 2	Amer Funds IS Intl Cl 2	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(183,810)	(1,022,664)	(23,226)	(132,336)	(197,707)	127,445
Net realized gains (losses) on investments	1,173,194	8,878,534	1,387,188	(154,423)	348,304	658,413
Net change in unrealized appreciation (depreciation)	2,876,114	27,870,033	2,493,516	2,877,393	2,954,857	495,903
Net increase (decrease) in net assets resulting from operations	3,865,498	35,725,903	3,857,478	2,590,634	3,105,454	1,281,761
Contract transactions (notes 3 and 6)
Contract purchase payments	1,362,499	18,589,904	3,245,141	2,517,485	1,739,081	13,242,312
Contract terminations, withdrawal payments and charges	(3,581,009)	(25,510,674)	(5,302,853)	(3,969,410)	(2,769,080)	(6,826,538)
Actuarial adjustments for mortality experience on annuities in payment period	(8,159)	371	(4,846)	—	(4,806)	41
Annuity benefit payments	(28,043)	(2,031)	(19,871)	—	(17,577)	(4,192)
Increase (decrease) in net assets from contract transactions	(2,254,712)	(6,922,430)	(2,082,429)	(1,451,925)	(1,052,382)	6,411,623
Increase (decrease) in net assets	1,610,786	28,803,473	1,775,049	1,138,709	2,053,072	7,693,384
Net assets at the beginning of year	15,008,245	77,887,903	34,345,982	19,349,862	15,134,236	14,383,107
Net assets at the end of year	$16,619,031	106,691,376	36,121,031	20,488,571	17,187,308	22,076,491
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(262,413)	(1,447,479)	(110,774)	207,848	(101,123)	(41,886)
Net realized gains (losses) on investments	1,174,294	22,589,925	2,441,161	577,361	1,399,373	1,817,598
Net change in unrealized appreciation (depreciation)	(115,175)	(266,470)	5,821,585	(1,306,678)	(765,127)	(2,309,759)
Net increase (decrease) in net assets resulting from operations	796,706	20,875,976	8,151,972	(521,469)	533,123	(534,047)
Contract transactions (notes 3 and 6)
Contract purchase payments	3,174,329	18,538,180	8,230,071	2,422,200	3,971,341	8,071,105
Contract terminations, withdrawal payments and charges	(1,915,228)	(18,270,868)	(6,312,035)	(2,932,116)	(1,921,897)	(9,379,502)
Actuarial adjustments for mortality experience on annuities in payment period	30	545	183	—	36	122
Annuity benefit payments	(297)	(2,848)	(3,309)	—	(1,411)	(7,547)
Increase (decrease) in net assets from contract transactions	1,258,834	265,009	1,914,910	(509,916)	2,048,069	(1,315,822)
Increase (decrease) in net assets	2,055,540	21,140,985	10,066,882	(1,031,385)	2,581,192	(1,849,869)
Net assets at the beginning of year or period	16,619,031	106,691,376	36,121,031	20,488,571	17,187,308	22,076,491
Net assets at the end of year or period	$18,674,571	127,832,361	46,187,913	19,457,186	19,768,500	20,226,622

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl III (a)	BlackRock Small Cap Index VI Cl III (a)	ClearBridge Sm Cap Growth Cl II	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	—	(196,784)	677,453	198,245	(769,195)
Net realized gains (losses) on investments	—	—	1,094,697	(1,551,059)	2,096,738	3,975,511
Net change in unrealized appreciation (depreciation)	—	—	2,983,071	14,317,802	8,476,941	14,581,975
Net increase (decrease) in net assets resulting from operations	—	—	3,880,984	13,444,196	10,771,924	17,788,291
Contract transactions (notes 3 and 6)
Contract purchase payments	—	—	1,663,990	3,368,641	3,218,164	2,294,702
Contract terminations, withdrawal payments and charges	—	—	(7,540,784)	(16,202,719)	(15,250,651)	(20,875,572)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	10	5,432	(269,881)	701
Annuity benefit payments	—	—	(359)	(34,644)	(285,229)	(61,670)
Increase (decrease) in net assets from contract transactions	—	—	(5,877,143)	(12,863,290)	(12,587,597)	(18,641,839)
Increase (decrease) in net assets	—	—	(1,996,159)	580,906	(1,815,673)	(853,548)
Net assets at the beginning of year	—	—	14,513,001	120,535,009	99,693,740	101,475,668
Net assets at the end of year	$—	—	12,516,842	121,115,915	97,878,067	100,622,120
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$9,082	3,461	(223,494)	164,446	(239,847)	(838,152)
Net realized gains (losses) on investments	37	57,186	2,482,935	10,449,151	5,733,575	9,964,745
Net change in unrealized appreciation (depreciation)	(6,195)	(58,593)	(914,815)	(515,245)	8,124,852	15,439,543
Net increase (decrease) in net assets resulting from operations	2,924	2,054	1,344,626	10,098,352	13,618,580	24,566,136
Contract transactions (notes 3 and 6)
Contract purchase payments	326,040	615,542	4,837,839	1,789,647	4,161,221	1,102,303
Contract terminations, withdrawal payments and charges	(1,220)	(1,426)	(2,859,678)	(19,495,095)	(13,129,268)	(25,465,740)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	17	(464)	32,309	9,341
Annuity benefit payments	—	—	(428)	(39,001)	(308,351)	(41,422)
Increase (decrease) in net assets from contract transactions	324,820	614,116	1,977,750	(17,744,913)	(9,244,089)	(24,395,518)
Increase (decrease) in net assets	327,744	616,170	3,322,376	(7,646,561)	4,374,491	170,618
Net assets at the beginning of year or period	—	—	12,516,842	121,115,915	97,878,067	100,622,120
Net assets at the end of year or period	$327,744	616,170	15,839,218	113,469,354	102,252,558	100,792,738

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$1,352,109	16,850	152,521	197,796	(531,543)	(114,518)
Net realized gains (losses) on investments	(663,913)	(836,107)	(26,431)	(1,286,103)	(17,126,015)	—
Net change in unrealized appreciation (depreciation)	9,857,202	(252,136)	218,286	1,467,882	27,221,567	—
Net increase (decrease) in net assets resulting from operations	10,545,398	(1,071,393)	344,376	379,575	9,564,009	(114,518)
Contract transactions (notes 3 and 6)
Contract purchase payments	9,921,695	1,231,119	859,196	1,222,043	1,937,448	8,460,734
Contract terminations, withdrawal payments and charges	(19,519,506)	(515,141)	(1,687,417)	(2,174,162)	(11,591,840)	(6,985,781)
Actuarial adjustments for mortality experience on annuities in payment period	2,179	155	—	1,876	4,463	50
Annuity benefit payments	(22,095)	(436)	(1,666)	(11,735)	(15,312)	(1,835)
Increase (decrease) in net assets from contract transactions	(9,617,727)	715,697	(829,887)	(961,978)	(9,665,241)	1,473,168
Increase (decrease) in net assets	927,671	(355,696)	(485,511)	(582,403)	(101,232)	1,358,650
Net assets at the beginning of year	123,702,342	3,583,796	6,139,967	17,299,866	57,263,798	10,799,740
Net assets at the end of year	$124,630,013	3,228,100	5,654,456	16,717,463	57,162,566	12,158,390
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$905,972	(2,648)	131,218	138,432	(769,844)	(185,406)
Net realized gains (losses) on investments	5,178,843	(1,041,445)	(13,706)	(908,396)	1,353,406	—
Net change in unrealized appreciation (depreciation)	(8,693,792)	2,216,553	(235,423)	3,168,542	7,946,335	—
Net increase (decrease) in net assets resulting from operations	(2,608,977)	1,172,460	(117,911)	2,398,578	8,529,897	(185,406)
Contract transactions (notes 3 and 6)
Contract purchase payments	11,920,970	204,014	646,200	189,621	488,599	6,497,069
Contract terminations, withdrawal payments and charges	(13,307,044)	(1,339,229)	(1,060,553)	(3,166,699)	(12,526,463)	(5,998,517)
Actuarial adjustments for mortality experience on annuities in payment period	2,276	222	—	2,462	6,104	58
Annuity benefit payments	(21,831)	(556)	(1,667)	(13,902)	(19,465)	(1,734)
Increase (decrease) in net assets from contract transactions	(1,405,629)	(1,135,549)	(416,020)	(2,988,518)	(12,051,225)	496,876
Increase (decrease) in net assets	(4,014,606)	36,911	(533,931)	(589,940)	(3,521,328)	311,470
Net assets at the beginning of year or period	124,630,013	3,228,100	5,654,456	16,717,463	57,162,566	12,158,390
Net assets at the end of year or period	$120,615,407	3,265,011	5,120,525	16,127,523	53,641,238	12,469,860

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(740,426)	3,968,376	1,335,596	543,243	(1,058,986)	223,048
Net realized gains (losses) on investments	7,667,097	(3,139,256)	(1,306,728)	132,380	14,395,505	(971,381)
Net change in unrealized appreciation (depreciation)	6,987,252	1,702,744	6,668,838	411,067	16,040,040	(2,321,521)
Net increase (decrease) in net assets resulting from operations	13,913,923	2,531,864	6,697,706	1,086,690	29,376,559	(3,069,854)
Contract transactions (notes 3 and 6)
Contract purchase payments	1,286,059	3,090,343	7,213,636	6,731,681	8,900,590	4,361,737
Contract terminations, withdrawal payments and charges	(11,657,963)	(10,460,701)	(18,536,001)	(6,433,238)	(31,371,794)	(3,154,799)
Actuarial adjustments for mortality experience on annuities in payment period	2,733	(3,650)	(123,407)	—	1,189	(3,519)
Annuity benefit payments	(15,107)	(50,554)	(93,812)	—	(8,638)	(14,473)
Increase (decrease) in net assets from contract transactions	(10,384,278)	(7,424,562)	(11,539,584)	298,443	(22,478,653)	1,188,946
Increase (decrease) in net assets	3,529,645	(4,892,698)	(4,841,878)	1,385,133	6,897,906	(1,880,908)
Net assets at the beginning of year	54,330,458	76,894,647	130,187,347	41,252,484	75,960,061	27,705,370
Net assets at the end of year	$57,860,103	72,001,949	125,345,469	42,637,617	82,857,967	25,824,462
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(823,347)	3,336,769	(287,558)	104,039	(1,070,966)	16,923
Net realized gains (losses) on investments	9,080,658	(1,344,156)	2,125,680	202,566	17,344,153	(1,943,874)
Net change in unrealized appreciation (depreciation)	6,733,303	1,264,844	13,459,526	(1,102,309)	(5,563,011)	8,558,773
Net increase (decrease) in net assets resulting from operations	14,990,614	3,257,457	15,297,648	(795,704)	10,710,176	6,631,822
Contract transactions (notes 3 and 6)
Contract purchase payments	848,128	8,207,758	2,377,156	6,165,995	2,853,103	8,928,715
Contract terminations, withdrawal payments and charges	(12,855,127)	(7,919,025)	(21,973,646)	(4,626,755)	(22,813,538)	(9,699,446)
Actuarial adjustments for mortality experience on annuities in payment period	3,776	2,936	9,180	—	1,756	321
Annuity benefit payments	(19,121)	(31,585)	(89,334)	—	(11,790)	(1,540)
Increase (decrease) in net assets from contract transactions	(12,022,344)	260,084	(19,676,644)	1,539,240	(19,970,469)	(771,950)
Increase (decrease) in net assets	2,968,270	3,517,541	(4,378,996)	743,536	(9,260,293)	5,859,872
Net assets at the beginning of year or period	57,860,103	72,001,949	125,345,469	42,637,617	82,857,967	25,824,462
Net assets at the end of year or period	$60,828,373	75,519,490	120,966,473	43,381,153	73,597,674	31,684,334

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$19,647	110,425	916,362	17,706	780,445	299,540
Net realized gains (losses) on investments	1,501,402	1,134,500	21,246,256	6,878,817	14,893,528	3,152,162
Net change in unrealized appreciation (depreciation)	775,641	1,586,014	1,677,224	(292,293)	2,442,968	2,060,872
Net increase (decrease) in net assets resulting from operations	2,296,690	2,830,939	23,839,842	6,604,230	18,116,941	5,512,574
Contract transactions (notes 3 and 6)
Contract purchase payments	1,072,677	6,051,687	595,823	5,259,267	84,867	151,322
Contract terminations, withdrawal payments and charges	(1,343,240)	(7,547,158)	(27,289,464)	(8,115,462)	(21,252,249)	(9,423,196)
Actuarial adjustments for mortality experience on annuities in payment period	—	3	—	—	311	—
Annuity benefit payments	—	(7,211)	—	—	(3,890)	—
Increase (decrease) in net assets from contract transactions	(270,563)	(1,502,679)	(26,693,641)	(2,856,195)	(21,170,961)	(9,271,874)
Increase (decrease) in net assets	2,026,127	1,328,260	(2,853,799)	3,748,035	(3,054,020)	(3,759,300)
Net assets at the beginning of year	15,688,116	26,124,046	201,110,945	82,011,572	160,434,570	53,851,930
Net assets at the end of year	$17,714,243	27,452,306	198,257,146	85,759,607	157,380,550	50,092,630
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$53,251	138,073	1,199,964	143,423	1,024,650	383,742
Net realized gains (losses) on investments	827,044	1,752,806	6,257,749	2,101,502	5,772,773	1,571,859
Net change in unrealized appreciation (depreciation)	1,997,870	290,633	20,325,310	9,118,511	12,498,859	3,204,634
Net increase (decrease) in net assets resulting from operations	2,878,165	2,181,512	27,783,023	11,363,436	19,296,282	5,160,235
Contract transactions (notes 3 and 6)
Contract purchase payments	57,036	2,304,894	159,034	3,242,632	201,784	1,077,008
Contract terminations, withdrawal payments and charges	(2,399,938)	(6,320,120)	(36,643,233)	(9,966,766)	(23,833,681)	(8,754,434)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	—	—	423	—
Annuity benefit payments	—	(7,940)	—	—	(4,521)	—
Increase (decrease) in net assets from contract transactions	(2,342,902)	(4,023,166)	(36,484,199)	(6,724,134)	(23,635,995)	(7,677,426)
Increase (decrease) in net assets	535,263	(1,841,654)	(8,701,176)	4,639,302	(4,339,713)	(2,517,191)
Net assets at the beginning of year or period	17,714,243	27,452,306	198,257,146	85,759,607	157,380,550	50,092,630
Net assets at the end of year or period	$18,249,506	25,610,652	189,555,970	90,398,909	153,040,837	47,575,439

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$25,174	124,924	(1,285,590)	20,804	(712,826)	(650,305)
Net realized gains (losses) on investments	2,168,553	33,273,577	18,914,900	197,474	179,795	(2,367,776)
Net change in unrealized appreciation (depreciation)	792,585	416,119	7,646,044	(583,593)	16,696,136	5,347,503
Net increase (decrease) in net assets resulting from operations	2,986,312	33,814,620	25,275,354	(365,315)	16,163,105	2,329,422
Contract transactions (notes 3 and 6)
Contract purchase payments	6,050,753	5,435,630	9,254,721	620,906	2,550,967	3,597,196
Contract terminations, withdrawal payments and charges	(4,612,750)	(24,506,899)	(37,265,215)	(1,167,246)	(16,607,714)	(11,117,542)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	1,002	612	2,388	5,991
Annuity benefit payments	—	—	(28,498)	(3,332)	(9,173)	(27,813)
Increase (decrease) in net assets from contract transactions	1,438,003	(19,071,269)	(28,037,990)	(549,060)	(14,063,532)	(7,542,168)
Increase (decrease) in net assets	4,424,315	14,743,351	(2,762,636)	(914,375)	2,099,573	(5,212,746)
Net assets at the beginning of year	33,027,532	465,169,388	97,704,703	8,389,224	54,831,732	57,068,614
Net assets at the end of year	$37,451,847	479,912,739	94,942,067	7,474,849	56,931,305	51,855,868
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$107,588	1,229,355	(1,381,931)	(43,881)	(242,705)	(827,872)
Net realized gains (losses) on investments	1,612,362	9,755,602	33,315,629	136,338	9,045,300	(197,415)
Net change in unrealized appreciation (depreciation)	1,798,700	43,187,462	(19,853,925)	2,818,996	(6,882,889)	10,985,242
Net increase (decrease) in net assets resulting from operations	3,518,650	54,172,419	12,079,773	2,911,453	1,919,706	9,959,955
Contract transactions (notes 3 and 6)
Contract purchase payments	5,952,960	15,539,809	6,049,921	411,775	2,575,614	11,727,126
Contract terminations, withdrawal payments and charges	(6,936,127)	(31,480,120)	(18,873,139)	(1,689,132)	(12,945,134)	(20,391,225)
Actuarial adjustments for mortality experience on annuities in payment period	—	—	262	841	2,231	6,243
Annuity benefit payments	—	—	(37,179)	(3,993)	(12,420)	(37,427)
Increase (decrease) in net assets from contract transactions	(983,167)	(15,940,311)	(12,860,135)	(1,280,509)	(10,379,709)	(8,695,283)
Increase (decrease) in net assets	2,535,483	38,232,108	(780,362)	1,630,944	(8,460,003)	1,264,672
Net assets at the beginning of year or period	37,451,847	479,912,739	94,942,067	7,474,849	56,931,305	51,855,868
Net assets at the end of year or period	$39,987,330	518,144,847	94,161,705	9,105,793	48,471,302	53,120,540

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index SC 2 (a)	Fidelity VIP Equity-Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$456,336	—	121,803	(321,231)	59,226	26,356
Net realized gains (losses) on investments	1,334,576	—	2,228,164	(838,238)	(474,355)	236,755
Net change in unrealized appreciation (depreciation)	(1,362,301)	—	480,294	6,523,061	(307,130)	1,720,525
Net increase (decrease) in net assets resulting from operations	428,611	—	2,830,261	5,363,592	(722,259)	1,983,636
Contract transactions (notes 3 and 6)
Contract purchase payments	4,401,167	—	2,202,658	2,548,735	308,184	3,774,335
Contract terminations, withdrawal payments and charges	(11,016,454)	—	(7,349,526)	(5,802,920)	(1,944,344)	(3,562,293)
Actuarial adjustments for mortality experience on annuities in payment period	(23,764)	—	6,274	(17,829)	149	136
Annuity benefit payments	(86,950)	—	(38,434)	(17,552)	(1,236)	(1,968)
Increase (decrease) in net assets from contract transactions	(6,726,001)	—	(5,179,028)	(3,289,566)	(1,637,247)	210,210
Increase (decrease) in net assets	(6,297,390)	—	(2,348,767)	2,074,026	(2,359,506)	2,193,846
Net assets at the beginning of year	76,080,658	—	65,428,148	34,926,761	7,854,993	29,457,156
Net assets at the end of year	$69,783,268	—	63,079,381	37,000,787	5,495,487	31,651,002
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$408,519	2,868	138,465	(431,779)	75,887	(194,870)
Net realized gains (losses) on investments	1,874,009	(190)	9,091,611	8,203,761	(188,034)	386,323
Net change in unrealized appreciation (depreciation)	16,585,053	(6,107)	4,475,655	712,155	1,040,263	7,946,120
Net increase (decrease) in net assets resulting from operations	18,867,581	(3,429)	13,705,731	8,484,137	928,116	8,137,573
Contract transactions (notes 3 and 6)
Contract purchase payments	2,529,568	602,588	2,862,891	4,334,980	492,913	15,542,779
Contract terminations, withdrawal payments and charges	(15,688,914)	(38,553)	(11,878,168)	(6,470,798)	(1,528,300)	(13,564,442)
Actuarial adjustments for mortality experience on annuities in payment period	12,336	—	8,557	(1,491)	217	205
Annuity benefit payments	(61,418)	—	(42,645)	(22,462)	(1,488)	(2,822)
Increase (decrease) in net assets from contract transactions	(13,208,428)	564,035	(9,049,365)	(2,159,771)	(1,036,658)	1,975,720
Increase (decrease) in net assets	5,659,153	560,606	4,656,366	6,324,366	(108,542)	10,113,293
Net assets at the beginning of year or period	69,783,268	—	63,079,381	37,000,787	5,495,487	31,651,002
Net assets at the end of year or period	$75,442,421	560,606	67,735,747	43,325,153	5,386,945	41,764,295

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Franklin Sm- Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP CI 2	Goldman Sachs VIT HQ Flt Rt SS	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(201,496)	547,341	(274,133)	(1,861,184)	(322,187)	(62,464)
Net realized gains (losses) on investments	1,988,872	1,613,919	(246,079)	2,981,576	710,243	(94,568)
Net change in unrealized appreciation (depreciation)	4,963,685	612,925	161,755	3,374,397	6,607,422	197,786
Net increase (decrease) in net assets resulting from operations	6,751,061	2,774,185	(358,457)	4,494,789	6,995,478	40,754
Contract transactions (notes 3 and 6)
Contract purchase payments	9,531,042	1,652,804	4,732,858	6,144,291	1,197,169	786,194
Contract terminations, withdrawal payments and charges	(4,770,759)	(5,564,868)	(8,818,899)	(7,928,933)	(7,596,986)	(1,343,314)
Actuarial adjustments for mortality experience on annuities in payment period	541	2,148	(1,068)	—	(4,202)	(3,084)
Annuity benefit payments	(9,641)	(9,839)	(5,416)	—	(19,899)	(13,379)
Increase (decrease) in net assets from contract transactions	4,751,183	(3,919,755)	(4,092,525)	(1,784,642)	(6,423,918)	(573,583)
Increase (decrease) in net assets	11,502,244	(1,145,570)	(4,450,982)	2,710,147	571,560	(532,829)
Net assets at the beginning of year	10,830,812	22,032,042	40,073,356	171,659,855	40,362,306	8,972,204
Net assets at the end of year	$22,333,056	20,886,472	35,622,374	174,370,002	40,933,866	8,439,375
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(206,988)	(100,302)	(519,258)	(2,592,942)	(626,001)	(120,779)
Net realized gains (losses) on investments	4,354,751	1,732,503	(68,714)	25,229,861	4,577,042	366,019
Net change in unrealized appreciation (depreciation)	(2,690,038)	(3,073,257)	27,702	2,236,934	(470,910)	1,823,865
Net increase (decrease) in net assets resulting from operations	1,457,725	(1,441,056)	(560,270)	24,873,853	3,480,131	2,069,105
Contract transactions (notes 3 and 6)
Contract purchase payments	2,170,507	3,314,244	6,297,856	7,315,268	2,703,651	2,073,510
Contract terminations, withdrawal payments and charges	(10,484,105)	(3,229,894)	(3,171,645)	(14,058,822)	(4,544,682)	(2,913,718)
Actuarial adjustments for mortality experience on annuities in payment period	(7,277)	2,726	51	—	316	214
Annuity benefit payments	(12,759)	(12,333)	(1,112)	—	(5,978)	(2,955)
Increase (decrease) in net assets from contract transactions	(8,333,634)	74,743	3,125,150	(6,743,554)	(1,846,693)	(842,949)
Increase (decrease) in net assets	(6,875,909)	(1,366,313)	2,564,880	18,130,299	1,633,438	1,226,156
Net assets at the beginning of year or period	22,333,056	20,886,472	35,622,374	174,370,002	40,933,866	8,439,375
Net assets at the end of year or period	$15,457,147	19,520,159	38,187,254	192,500,301	42,567,304	9,665,531

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II	Janus Henderson Balanced SS
Year ended December 31, 2020
Operations
Investment income (loss) – net	$370,055	64,948	(1,920)	(32,879)	(240,561)	49,229
Net realized gains (losses) on investments	(77,332)	354,867	(706,588)	44,433	(203,716)	1,769,239
Net change in unrealized appreciation (depreciation)	(469,251)	275,095	322,158	339,081	5,049,790	2,594,788
Net increase (decrease) in net assets resulting from operations	(176,528)	694,910	(386,350)	350,635	4,605,513	4,413,256
Contract transactions (notes 3 and 6)
Contract purchase payments	6,394,562	757,223	298,591	289,747	1,478,082	13,742,139
Contract terminations, withdrawal payments and charges	(8,057,030)	(1,018,467)	(2,249,780)	(1,040,861)	(4,741,082)	(5,867,309)
Actuarial adjustments for mortality experience on annuities in payment period	(4,263)	—	—	—	67	536
Annuity benefit payments	(22,549)	—	—	—	(445)	(24,986)
Increase (decrease) in net assets from contract transactions	(1,689,280)	(261,244)	(1,951,189)	(751,114)	(3,263,378)	7,850,380
Increase (decrease) in net assets	(1,865,808)	433,666	(2,337,539)	(400,479)	1,342,135	12,263,636
Net assets at the beginning of year	55,565,379	8,230,525	5,987,196	3,111,459	18,710,744	32,876,871
Net assets at the end of year	$53,699,571	8,664,191	3,649,657	2,710,980	20,052,879	45,140,507
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$98,205	21,418	(12,162)	(42,208)	(306,594)	(458,941)
Net realized gains (losses) on investments	884,461	282,240	47,594	583,990	3,583,028	2,016,602
Net change in unrealized appreciation (depreciation)	15,782,446	1,058,281	861,244	15,267	565,411	6,519,833
Net increase (decrease) in net assets resulting from operations	16,765,112	1,361,939	896,676	557,049	3,841,845	8,077,494
Contract transactions (notes 3 and 6)
Contract purchase payments	12,056,664	979,399	492,266	1,279,260	5,436,724	16,569,928
Contract terminations, withdrawal payments and charges	(13,910,305)	(1,730,172)	(1,336,270)	(2,029,529)	(11,120,782)	(4,003,852)
Actuarial adjustments for mortality experience on annuities in payment period	632	—	—	—	96	970
Annuity benefit payments	(9,261)	—	—	—	(691)	(40,324)
Increase (decrease) in net assets from contract transactions	(1,862,270)	(750,773)	(844,004)	(750,269)	(5,684,653)	12,526,722
Increase (decrease) in net assets	14,902,842	611,166	52,672	(193,220)	(1,842,808)	20,604,216
Net assets at the beginning of year or period	53,699,571	8,664,191	3,649,657	2,710,980	20,052,879	45,140,507
Net assets at the end of year or period	$68,602,413	9,275,357	3,702,329	2,517,760	18,210,071	65,744,723

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC
Year ended December 31, 2020
Operations
Investment income (loss) – net	$247,746	(820,916)	(78,779)	(44,339)	(43,373)	(130,641)
Net realized gains (losses) on investments	185,529	11,470,361	(74,849)	(1,107,319)	218,418	1,134,075
Net change in unrealized appreciation (depreciation)	1,570,135	9,857,730	2,934	5,467,496	573,537	2,418,882
Net increase (decrease) in net assets resulting from operations	2,003,410	20,507,175	(150,694)	4,315,838	748,582	3,422,316
Contract transactions (notes 3 and 6)
Contract purchase payments	7,141,675	10,246,755	2,733,088	867,338	1,760,203	1,401,214
Contract terminations, withdrawal payments and charges	(3,756,253)	(26,833,298)	(2,253,967)	(6,437,131)	(3,810,117)	(2,439,798)
Actuarial adjustments for mortality experience on annuities in payment period	(5,099)	5,164	(2,280)	2,538	—	(8,570)
Annuity benefit payments	(17,547)	(33,955)	(8,352)	(9,610)	—	(29,275)
Increase (decrease) in net assets from contract transactions	3,362,776	(16,615,334)	468,489	(5,576,865)	(2,049,914)	(1,076,429)
Increase (decrease) in net assets	5,366,186	3,891,841	317,795	(1,261,027)	(1,301,332)	2,345,887
Net assets at the beginning of year	22,729,347	67,796,481	25,146,993	35,754,955	4,577,359	19,340,389
Net assets at the end of year	$28,095,533	71,688,322	25,464,788	34,493,928	3,276,027	21,686,276
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$82,808	(1,106,912)	(303,157)	(116,494)	(57,869)	(306,627)
Net realized gains (losses) on investments	811,166	13,385,948	(290,450)	1,585,565	886,398	1,205,338
Net change in unrealized appreciation (depreciation)	(1,629,255)	1,844,587	4,968,482	2,394,300	(433,931)	1,131,885
Net increase (decrease) in net assets resulting from operations	(735,281)	14,123,623	4,374,875	3,863,371	394,598	2,030,596
Contract transactions (notes 3 and 6)
Contract purchase payments	7,760,690	6,076,043	2,067,906	1,477,388	376,442	4,328,534
Contract terminations, withdrawal payments and charges	(2,460,321)	(11,515,265)	(4,081,857)	(7,950,383)	(615,376)	(1,448,424)
Actuarial adjustments for mortality experience on annuities in payment period	4	7,272	74	(338)	—	6
Annuity benefit payments	(90)	(40,914)	(567)	(11,511)	—	(151)
Increase (decrease) in net assets from contract transactions	5,300,283	(5,472,864)	(2,014,444)	(6,484,844)	(238,934)	2,879,965
Increase (decrease) in net assets	4,565,002	8,650,759	2,360,431	(2,621,473)	155,664	4,910,561
Net assets at the beginning of year or period	28,095,533	71,688,322	25,464,788	34,493,928	3,276,027	21,686,276
Net assets at the end of year or period	$32,660,535	80,339,081	27,825,219	31,872,455	3,431,691	26,596,837

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(15,945)	47,241	288,978	57,866	116,625	135,878
Net realized gains (losses) on investments	556,983	202,406	660,688	144,990	686,767	105,168
Net change in unrealized appreciation (depreciation)	2,574,718	874,026	2,454,408	517,203	827,496	1,163,119
Net increase (decrease) in net assets resulting from operations	3,115,756	1,123,673	3,404,074	720,059	1,630,888	1,404,165
Contract transactions (notes 3 and 6)
Contract purchase payments	1,499,524	1,469,448	789,171	5,333,639	1,026,935	728,813
Contract terminations, withdrawal payments and charges	(4,371,717)	(1,298,804)	(4,432,413)	(5,252,863)	(3,151,629)	(2,790,879)
Actuarial adjustments for mortality experience on annuities in payment period	(2,700)	—	2,069	—	571	—
Annuity benefit payments	(11,131)	—	(22,178)	—	(8,769)	—
Increase (decrease) in net assets from contract transactions	(2,886,024)	170,644	(3,663,351)	80,776	(2,132,892)	(2,062,066)
Increase (decrease) in net assets	229,732	1,294,317	(259,277)	800,835	(502,004)	(657,901)
Net assets at the beginning of year	24,982,458	10,196,536	49,288,530	14,876,264	21,235,422	22,260,876
Net assets at the end of year	$25,212,190	11,490,853	49,029,253	15,677,099	20,733,418	21,602,975
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(166,011)	(35,411)	(38,366)	(13,465)	(37,214)	(11,143)
Net realized gains (losses) on investments	864,216	594,291	2,606,172	741,733	1,218,307	651,097
Net change in unrealized appreciation (depreciation)	(230,739)	1,308,312	1,838,873	(594,913)	1,521,436	356,255
Net increase (decrease) in net assets resulting from operations	467,466	1,867,192	4,406,679	133,355	2,702,529	996,209
Contract transactions (notes 3 and 6)
Contract purchase payments	1,694,689	1,503,797	2,582,898	4,114,310	1,382,814	319,888
Contract terminations, withdrawal payments and charges	(3,280,215)	(1,308,972)	(7,246,956)	(5,644,851)	(3,259,771)	(3,377,549)
Actuarial adjustments for mortality experience on annuities in payment period	90	—	2,677	—	768	—
Annuity benefit payments	(2,123)	—	(25,104)	—	(10,459)	—
Increase (decrease) in net assets from contract transactions	(1,587,559)	194,825	(4,686,485)	(1,530,541)	(1,886,648)	(3,057,661)
Increase (decrease) in net assets	(1,120,093)	2,062,017	(279,806)	(1,397,186)	815,881	(2,061,452)
Net assets at the beginning of year or period	25,212,190	11,490,853	49,029,253	15,677,099	20,733,418	21,602,975
Net assets at the end of year or period	$24,092,097	13,552,870	48,749,447	14,279,913	21,549,299	19,541,523

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(34,248)	3,339,324	(202,176)	918,844	(372,411)	4,120
Net realized gains (losses) on investments	275,884	12,889,708	(380,492)	1,425,651	4,556,033	55,895
Net change in unrealized appreciation (depreciation)	233,875	(11,300,591)	1,348,925	8,158,959	2,784,866	207,478
Net increase (decrease) in net assets resulting from operations	475,511	4,928,441	766,257	10,503,454	6,968,488	267,493
Contract transactions (notes 3 and 6)
Contract purchase payments	162,093	5,344,088	8,053,586	26,798,873	12,603,800	82,104
Contract terminations, withdrawal payments and charges	(785,963)	(10,464,928)	(9,520,465)	(23,535,444)	(14,999,172)	(311,916)
Actuarial adjustments for mortality experience on annuities in payment period	(3,080)	—	(4,426)	366	1	387
Annuity benefit payments	(10,544)	—	(23,374)	(10,788)	(748)	(2,336)
Increase (decrease) in net assets from contract transactions	(637,494)	(5,120,840)	(1,494,679)	3,253,007	(2,396,119)	(231,761)
Increase (decrease) in net assets	(161,983)	(192,399)	(728,422)	13,756,461	4,572,369	35,732
Net assets at the beginning of year	3,464,194	202,186,895	59,510,246	158,775,019	18,249,518	2,677,735
Net assets at the end of year	$3,302,211	201,994,496	58,781,824	172,531,480	22,821,887	2,713,467
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(47,498)	17,466,277	(620,732)	458,802	(238,024)	(8,166)
Net realized gains (losses) on investments	295,187	94,180	(131,462)	7,240,284	4,325,681	170,411
Net change in unrealized appreciation (depreciation)	461,648	(3,616,638)	(761,080)	(12,478,113)	(1,271,088)	31,358
Net increase (decrease) in net assets resulting from operations	709,337	13,943,819	(1,513,274)	(4,779,027)	2,816,569	193,603
Contract transactions (notes 3 and 6)
Contract purchase payments	724,008	5,820,235	9,935,335	15,004,434	1,170,786	69,676
Contract terminations, withdrawal payments and charges	(589,303)	(13,625,114)	(5,853,513)	(21,086,988)	(12,439,242)	(285,350)
Actuarial adjustments for mortality experience on annuities in payment period	2	—	157	384	—	547
Annuity benefit payments	(65)	—	(5,043)	(7,709)	(943)	(1,615)
Increase (decrease) in net assets from contract transactions	134,642	(7,804,879)	4,076,936	(6,089,879)	(11,269,399)	(216,742)
Increase (decrease) in net assets	843,979	6,138,940	2,563,662	(10,868,906)	(8,452,830)	(23,139)
Net assets at the beginning of year or period	3,302,211	201,994,496	58,781,824	172,531,480	22,821,887	2,713,467
Net assets at the end of year or period	$4,146,190	208,133,436	61,345,486	161,662,574	14,369,057	2,690,328

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IB (a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2	SFT Delaware Ivy Growth
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	28,081	(18,230)	(8,243,602)	(3,158,495)	(2,555,815)
Net realized gains (losses) on investments	—	864,866	180,857	11,896,726	13,226,070	28,419,066
Net change in unrealized appreciation (depreciation)	—	(225,794)	168,807	50,767,605	1,744,323	25,308,674
Net increase (decrease) in net assets resulting from operations	—	667,153	331,434	54,420,729	11,811,898	51,171,925
Contract transactions (notes 3 and 6)
Contract purchase payments	—	1,302,635	205,276	69,674,693	21,295,184	2,610,809
Contract terminations, withdrawal payments and charges	—	(1,845,192)	(1,146,071)	(27,180,233)	(32,992,827)	(46,213,525)
Actuarial adjustments for mortality experience on annuities in payment period	—	(3,942)	—	248	(10,575)	(180,880)
Annuity benefit payments	—	(20,026)	—	(1,392)	(182,500)	(214,033)
Increase (decrease) in net assets from contract transactions	—	(566,525)	(940,795)	42,493,316	(11,890,718)	(43,997,629)
Increase (decrease) in net assets	—	100,628	(609,361)	96,914,045	(78,820)	7,174,296
Net assets at the beginning of year	—	15,631,670	2,106,410	556,535,695	236,225,972	204,790,859
Net assets at the end of year	$—	15,732,298	1,497,049	653,449,740	236,147,152	211,965,155
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(746)	(47,480)	(23,417)	(9,739,385)	(3,468,514)	(2,802,261)
Net realized gains (losses) on investments	7	1,170,812	232,261	25,172,626	6,665,510	30,086,414
Net change in unrealized appreciation (depreciation)	949	2,729,133	102,869	60,558,902	(7,954,340)	28,730,000
Net increase (decrease) in net assets resulting from operations	210	3,852,465	311,713	75,992,143	(4,757,344)	56,014,153
Contract transactions (notes 3 and 6)
Contract purchase payments	208,055	2,458,698	205,119	21,595,321	56,038,258	1,575,348
Contract terminations, withdrawal payments and charges	(65)	(3,247,318)	(357,860)	(50,756,483)	(16,387,273)	(40,501,580)
Actuarial adjustments for mortality experience on annuities in payment period	—	634	—	290	5,202	63,561
Annuity benefit payments	—	(6,761)	—	(1,527)	(104,875)	(238,242)
Increase (decrease) in net assets from contract transactions	207,990	(794,747)	(152,741)	(29,162,399)	39,551,312	(39,100,913)
Increase (decrease) in net assets	208,200	3,057,718	158,972	46,829,744	34,793,968	16,913,240
Net assets at the beginning of year or period	—	15,732,298	1,497,049	653,449,740	236,147,152	211,965,155
Net assets at the end of year or period	$208,200	18,790,016	1,656,021	700,279,484	270,941,120	228,878,395

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(652,228)	(4,838,142)	(401,974)	(724,469)	(2,342,584)	(911,927)
Net realized gains (losses) on investments	6,207,442	4,314,337	—	8,503,802	30,036,014	1,051,682
Net change in unrealized appreciation (depreciation)	9,635,943	(25,377,192)	—	(1,233,328)	6,361,530	(5,636,182)
Net increase (decrease) in net assets resulting from operations	15,191,157	(25,900,997)	(401,974)	6,546,005	34,054,960	(5,496,427)
Contract transactions (notes 3 and 6)
Contract purchase payments	2,081,186	12,063,651	54,779,926	4,485,168	16,151,590	6,195,760
Contract terminations, withdrawal payments and charges	(13,082,787)	(21,908,760)	(48,272,169)	(17,540,378)	(45,712,453)	(7,659,576)
Actuarial adjustments for mortality experience on annuities in payment period	(12,601)	214	1,237	8,477	568,081	(2,805)
Annuity benefit payments	(67,399)	(1,217)	(4,325)	(33,602)	(5,617,443)	(35,898)
Increase (decrease) in net assets from contract transactions	(11,081,601)	(9,846,112)	6,504,669	(13,080,335)	(34,610,225)	(1,502,519)
Increase (decrease) in net assets	4,109,556	(35,747,109)	6,102,695	(6,534,330)	(555,265)	(6,998,946)
Net assets at the beginning of year	54,511,411	379,188,166	26,420,695	74,947,506	243,916,872	73,837,171
Net assets at the end of year	$58,620,967	343,441,057	32,523,390	68,413,176	243,361,607	66,838,225
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(755,379)	(4,820,286)	(404,278)	(865,233)	(2,917,381)	(898,524)
Net realized gains (losses) on investments	5,806,567	8,206,638	—	9,070,127	24,587,388	470,334
Net change in unrealized appreciation (depreciation)	(2,878,278)	31,441,396	—	6,326,210	39,690,007	(3,187,266)
Net increase (decrease) in net assets resulting from operations	2,172,910	34,827,748	(404,278)	14,531,104	61,360,014	(3,615,456)
Contract transactions (notes 3 and 6)
Contract purchase payments	1,672,867	11,492,411	26,895,965	2,958,374	12,125,620	5,836,802
Contract terminations, withdrawal payments and charges	(9,193,249)	(32,671,805)	(30,452,270)	(12,651,924)	(28,652,684)	(3,217,451)
Actuarial adjustments for mortality experience on annuities in payment period	19,772	235	1,245	(1,932)	561,071	2,906
Annuity benefit payments	(72,400)	(1,239)	(3,667)	(43,433)	(6,814,836)	(13,318)
Increase (decrease) in net assets from contract transactions	(7,573,010)	(21,180,398)	(3,558,727)	(9,738,915)	(22,780,829)	2,608,939
Increase (decrease) in net assets	(5,400,100)	13,647,350	(3,963,005)	4,792,189	38,579,185	(1,006,517)
Net assets at the beginning of year or period	58,620,967	343,441,057	32,523,390	68,413,176	243,361,607	66,838,225
Net assets at the end of year or period	$53,220,867	357,088,407	28,560,385	73,205,365	281,940,792	65,831,708

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(860,707)	(1,430,586)	(570,669)	139,459	518,328	513,073
Net realized gains (losses) on investments	2,588,497	5,543,559	4,552,618	136,817	1,237,950	(64,184)
Net change in unrealized appreciation (depreciation)	(4,581,649)	5,538,984	3,357,469	396,069	3,228,944	2,411,196
Net increase (decrease) in net assets resulting from operations	(2,853,859)	9,651,957	7,339,418	672,345	4,985,222	2,860,085
Contract transactions (notes 3 and 6)
Contract purchase payments	4,309,040	5,388,412	979,358	418,966	3,173,762	2,032,591
Contract terminations, withdrawal payments and charges	(7,694,582)	(15,212,607)	(9,268,716)	(2,480,099)	(8,087,053)	(5,485,155)
Actuarial adjustments for mortality experience on annuities in payment period	(2,064)	2,152	7,872	—	—	—
Annuity benefit payments	(47,731)	(11,376)	(33,140)	—	—	—
Increase (decrease) in net assets from contract transactions	(3,435,337)	(9,833,419)	(8,314,626)	(2,061,133)	(4,913,291)	(3,452,564)
Increase (decrease) in net assets	(6,289,196)	(181,462)	(975,208)	(1,388,788)	71,931	(592,479)
Net assets at the beginning of year	70,037,804	112,676,367	51,912,927	19,481,055	143,602,125	82,710,828
Net assets at the end of year	$63,748,608	112,494,905	50,937,719	18,092,267	143,674,056	82,118,349
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(1,025,942)	(1,669,936)	(613,267)	(61,946)	(846,957)	(354,167)
Net realized gains (losses) on investments	6,799,926	13,813,211	6,306,800	93,250	1,674,906	1,274,328
Net change in unrealized appreciation (depreciation)	19,912,114	16,406,132	4,722,105	1,198,516	9,529,724	7,714,312
Net increase (decrease) in net assets resulting from operations	25,686,098	28,549,407	10,415,638	1,229,820	10,357,673	8,634,473
Contract transactions (notes 3 and 6)
Contract purchase payments	9,401,442	9,447,051	990,744	777,020	7,297,243	800,571
Contract terminations, withdrawal payments and charges	(12,900,289)	(26,015,456)	(10,138,335)	(1,973,706)	(9,416,050)	(10,564,649)
Actuarial adjustments for mortality experience on annuities in payment period	3,643	3,004	119	—	—	—
Annuity benefit payments	(31,729)	(15,693)	(38,421)	—	—	—
Increase (decrease) in net assets from contract transactions	(3,526,933)	(16,581,094)	(9,185,893)	(1,196,686)	(2,118,807)	(9,764,078)
Increase (decrease) in net assets	22,159,165	11,968,313	1,229,745	33,134	8,238,866	(1,129,605)
Net assets at the beginning of year or period	63,748,608	112,494,905	50,937,719	18,092,267	143,674,056	82,118,349
Net assets at the end of year or period	$85,907,773	124,463,218	52,167,464	18,125,401	151,912,922	80,988,744

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2021 and 2020

	Segregated Sub-Accounts*
	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S (b)
Year ended December 31, 2020
Operations
Investment income (loss) – net	$184,937	—
Net realized gains (losses) on investments	193,410	—
Net change in unrealized appreciation (depreciation)	573,220	—
Net increase (decrease) in net assets resulting from operations	951,567	—
Contract transactions (notes 3 and 6)
Contract purchase payments	571,518	—
Contract terminations, withdrawal payments and charges	(2,902,385)	—
Actuarial adjustments for mortality experience on annuities in payment period	—	—
Annuity benefit payments	—	—
Increase (decrease) in net assets from contract transactions	(2,330,867)	—
Increase (decrease) in net assets	(1,379,300)	—
Net assets at the beginning of year	23,995,187	—
Net assets at the end of year	$22,615,887	—
Year or period ended December 31, 2021
Operations
Investment income (loss) – net	$(67,628)	(192)
Net realized gains (losses) on investments	382,418	(837)
Net change in unrealized appreciation (depreciation)	1,737,227	768
Net increase (decrease) in net assets resulting from operations	2,052,017	(261)
Contract transactions (notes 3 and 6)
Contract purchase payments	690,899	175,524
Contract terminations, withdrawal payments and charges	(3,983,194)	(49,991)
Actuarial adjustments for mortality experience on annuities in payment period	—	—
Annuity benefit payments	—	—
Increase (decrease) in net assets from contract transactions	(3,292,295)	125,533
Increase (decrease) in net assets	(1,240,278)	125,272
Net assets at the beginning of year or period	22,615,887	—
Net assets at the end of year or period	$21,375,609	125,272

*See note 1 for the full name of each segregated sub-account.

(a) For the period from May 1, 2021 through December 31, 2021.

(b) For the period from September 20, 2021 through December 31, 2021.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(1)  Organization and Basis of Presentation

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers twenty types of contracts consisting of ninety-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; Waddell & Reed Retirement Builder II B and L Series; and MOA Momentum. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-eight segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the contract (collectively, the Sub-accounts):

•  AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

•  AB VPS International Value Portfolio – Class B Shares (AB VPS Intl Value Cl B)

•  American Century Investments II VP Inflation Protection Fund – Class II Shares (Amer Century II VP Infl Pro Cl II)

•  American Century Investments VP Disciplined Core Value Fund – Class II Shares (Amer Century VP Dscplnd Core Val Cl II)

•  American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)

•  American Funds IS® Global Growth Fund – Class 2 Shares (Amer Funds IS Global Growth Cl 2)

•  American Funds IS® Global Small Capitalization Fund – Class 2 Shares (Amer Funds IS Global Small Cap Cl 2)

•  American Funds IS® Growth Fund – Class 2 Shares (Amer Funds IS Growth Cl 2)

•  American Funds IS® Growth-Income Fund – Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

•  American Funds IS® International Fund – Class 2 Shares (Amer Funds IS Intl Cl 2)

•  American Funds IS® New World Fund® – Class 2 Shares (Amer Funds IS New World Cl 2)

•  American Funds IS® U.S. Government Securities Fund – Class 2 Shares (Amer Funds IS US Govt Sec Cl 2)

•  BlackRock International Index V.I. Fund – Class III Shares (BlackRock Intl Index VI Cl III)

•  BlackRock Small Cap Index V.I. Fund – Class III Shares (BlackRock Small Cap Index VI Cl III)

•  Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

•  Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

•  Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

•  Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

•  Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

•  Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)

•  Delaware Ivy VIP Global Equity Income – Class II Shares (Delaware Ivy VIP Global Eq Inc Cl II)

•  Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

•  Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)

•  Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

•  Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

•  Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

•  Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

•  Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

•  Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

•  Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

•  Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

•  Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

•  Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares (Delaware Ivy VIP Path
Mod Aggr MV Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

•  Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares (Delaware Ivy VIP Path
Mod Cons MV Cl II)

•  Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

•  Delaware Ivy VIP Securian Real Estate Securities – Class II Shares (Delaware Ivy VIP Securian RE Sec Cl II)

•  Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

•  Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

•  Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

•  Fidelity® VIP Bond Index Portfolio – Service Class 2 (Fidelity VIP Bond Index SC 2)

•  Fidelity® VIP Equity-Income Portfolio – Service Class 2 (Fidelity VIP Equity-Income SC 2)

•  Fidelity® VIP Mid Cap Portfolio – Service Class 2 (Fidelity VIP Mid Cap SC2)

•  Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund – Class 2 (Franklin Mutual Shs VIP Cl 2)

•  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 2 (Franklin Small Cap Val VIP Cl 2)

•  Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Franklin Sm-Md Cap Gr VIP Cl 2)

•  Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund – Class 2 (Franklin Temp Dev Mkts VIP Cl 2)

•  Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares (Goldman Sachs VIT HQ Flt Rt SS)

•  Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares (Goldman Sachs VIT Trends Driven SS)

•  Invesco Oppenheimer V.I. International Growth Fund – Series II Shares (Invesco Opphmr VI Intl Growth Sr II)

•  Invesco V.I. American Value Fund – Series II Shares (Invesco VI American Value Sr II)

•  Invesco V.I. Comstock Fund – Series II Shares (Invesco VI Comstock Sr II)

•  Invesco V.I. Equity and Income Fund – Series II Shares (Invesco VI Equity & Inc Sr II)

•  Invesco V.I. Growth and Income Fund – Series II Shares (Invesco VI Growth & Inc Sr II)

•  Invesco V.I. Main Street Small Cap Fund – Series II Shares (Invesco VI MS Sm Cap Sr II)

•  Invesco V.I. Small Cap Equity Fund – Series II Shares (Invesco VI Sm Cap Equity Sr II)

•  Janus Aspen Series – Janus Henderson Balanced Portfolio – Service Shares (Janus Henderson Balanced SS)

•  Janus Aspen Series – Janus Henderson Flexible Bond – Service Shares (Janus Henderson Flexible Bond SS)

•  Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

•  Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Service Shares (Janus Henderson Mid Cap Val SS)

•  Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

•  Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class II Shares
(ClearBridge Sm Cap Growth Cl II)

•  MFS® VIT – Mid Cap Growth Series – Service Class (MFS VIT – Mid Cap Growth Ser SC)

•  MFS® VIT II – International Intrinsic Value Portfolio – Service Class (MFS VIT II – Intl Intrinsic Val SC)

•  Morgan Stanley Variable Insurance Fund, Inc. — Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares
(MorgStanley VIF Emg Mk Eq Cl 2)

•  Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Aggr Growth ETF Cl II)

•  Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares (Morningstar Balanced ETF Cl II)

•  Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares (Morningstar Conservative ETF Cl II)

•  Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares (Morningstar Growth ETF Cl II)

•  Morningstar Income and Growth Asset Allocation Portfolio – Class II Shares (Morningstar Inc & Gro Asset All Cl II)

•  Neuberger Berman Advisers Management Trust Sustainable Equity – S Class Shares (Neuberger Berman Sustain Eq S Cl)

•  Northern Lights VT TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

•  Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

•  Northern Lights VT TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

•  Northern Lights VT TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (TOPS Mgd Risk Mod
Growth ETF Cl 2)

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

•  Northern Lights VT TOPS® Target Range Portfolio – Class S Shares (TOPS Target Range Cl S)

•  PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

•  PIMCO VIT – PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Duration Adv CL)

•  PIMCO VIT – PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

•  Putnam VT Growth Opportunities Fund – Class IB Shares (Putnam VT Growth Opp Cl IB)

•  Putnam VT International Equity Fund – Class IB Shares (Putnam VT Intl Eq Cl IB)

•  Putnam VT International Value Fund – Class IB Shares (Putnam VT Intl Val Cl IB)

•  Putnam VT Large Cap Value Fund – Class IB Shares (Putnam VT Lg Cap Val Cl IB)

•  Putnam VT Sustainable Leaders Fund – Class IB Shares (Putnam VT Sustain Leaders Cl IB)

•  Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

•  Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

•  Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

•  Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

•  Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

•  Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

•  Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

•  Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

•  Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares (SFT Wellington Core Equity Cl 2)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the series funds within Securian Funds Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust – SFT International Bond Fund – Class 2 Shares, which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following sub-accounts had name changes during 2020 and 2021:

Former Name	Current Name	Effective Date
American Funds IS® Global Bond Fund – Class 2 Shares	American Funds IS® Capital World Bond Fund – Class 2 Shares	May 1, 2020
American Century Investments VP Income & Growth Fund – Class II Shares	American Century Investments VP Disciplined Core Value Fund – Class II Shares	September 25, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Main Street Small Cap Fund – Series II Shares	April 30, 2021
Putnam VT Equity Income Fund – Class IB Shares	Putnam VT Large Cap Value Fund – Class IB Shares	April 30, 2021
American Funds IS® U.S. Government/AAA-Rated Securities Fund – Class 2 Shares	American Funds IS® U.S. Government Securities Fund – Class 2 Shares	May 1, 2021
Securian Funds Trust – SFT Dynamic Managed Volatility Fund	Securian Funds Trust – SFT Balanced Stabilization Fund	May 1, 2021

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

Former Name	Current Name	Effective Date
Securian Funds Trust – SFT Managed Volatility Equity Fund	Securian Funds Trust – SFT Equity Stabilization Fund	May 1, 2021
Ivy VIP – Asset Strategy Class II	Delaware Ivy VIP Asset Strategy – Class II Shares	July 1, 2021
Ivy VIP – Balanced Class II	Delaware Ivy VIP Balanced – Class II Shares	July 1, 2021
Ivy VIP – Core Equity Class II	Delaware Ivy VIP Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Corporate Bond Class II	Delaware Ivy VIP Corporate Bond – Class II Shares	July 1, 2021
Ivy VIP – Energy Class II	Delaware Ivy VIP Energy – Class II Shares	July 1, 2021
Ivy VIP – Global Bond Class II	Delaware Ivy VIP Global Bond – Class II Shares	July 1, 2021
Ivy VIP – Global Equity Income Class II	Delaware Ivy VIP Global Equity Income – Class II Shares	July 1, 2021
Ivy VIP – Global Growth Class II	Delaware Ivy VIP Global Growth – Class II Shares	July 1, 2021
Ivy VIP – Government Money Market Class II	Delaware Ivy VIP Government Money Market – Class II Shares	July 1, 2021
Ivy VIP – Growth Class II	Delaware Ivy VIP Growth – Class II Shares	July 1, 2021
Ivy VIP – High Income Class II	Delaware Ivy VIP High Income – Class II Shares	July 1, 2021
Ivy VIP – International Core Equity Class II	Delaware Ivy VIP International Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Limited-Term Bond Class II	Delaware Ivy VIP Limited-Term Bond – Class II Shares	July 1, 2021
Ivy VIP – Mid Cap Growth Class II	Delaware Ivy VIP Mid Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Natural Resources Class II	Delaware Ivy VIP Natural Resources – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Aggressive Class II	Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Conservative Class II	Delaware Ivy VIP Pathfinder Conservative – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderate Class II	Delaware Ivy VIP Pathfinder Moderate – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderate – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Aggressive Class II	Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Aggressive – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility – Class II Shares	July 1, 2021

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

Former Name	Current Name	Effective Date
Ivy VIP – Pathfinder Moderately Conservative Class II	Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	July 1, 2021
Ivy VIP – Pathfinder Moderately Conservative – Managed Volatility Class II	Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility – Class II Shares	July 1, 2021
Ivy VIP – Science and Technology Class II	Delaware Ivy VIP Science and Technology – Class II Shares	July 1, 2021
Ivy VIP – Securian Real Estate Securities Class II	Delaware Ivy VIP Securian Real Estate Securities – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Core – Class II Shares	Delaware Ivy VIP Small Cap Core – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Growth Class II	Delaware Ivy VIP Small Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Value Class II	Delaware Ivy VIP Value – Class II Shares	July 1, 2021
Securian Funds Trust – SFT IvySM Growth Fund	Securian Funds Trust – SFT Delaware IvySM Growth Fund	August 1, 2021
Securian Funds Trust – SFT IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	August 1, 2021
Delaware Ivy VIP Small Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core – Class II Shares	November 15, 2021
Goldman Sachs VIT Global Trends Allocation Fund – Service Shares	Goldman Sachs VIT Trends Driven Allocation Fund – Service Shares	December 31, 2021

The following sub-accounts were added to the Account in 2021:

Sub-Account	Effective Date
BlackRock International Index V.I. Fund – Class III Shares	May 1, 2021
BlackRock Small Cap Index V.I. Fund – Class III Shares	May 1, 2021
Fidelity VIP Bond Index Portfolio – Service Class 2	May 1, 2021
Putnam VT International Value Fund – Class IB Shares	May 1, 2021
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	September 20, 2021

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(2)  Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds. Realized gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

(d)  Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(3)  Expenses and Related Party Transactions

(a)  MultiOption Flex/Single/Select

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $14,293 and $3,711, respectively.

(b)  MultiOption Classic/Achiever

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $7,300 and $2,888, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

(c)  MultiOption Advisor Series

There are three classes of contracts offered under this series – B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2021 and 2020, contingent deferred sales charges for all MultiOption Advisor classes totaled $49,597 and $95,973, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(d)  MegAnnuity/UMOA

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

(e)  Adjustable Income Annuity

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

  A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2021 and 2020.

  A risk charge up to 2.00% is deducted from each contract purchase payment. No risk charges were deducted from contract purchase payments for the years ended December 31, 2021 and 2020.

  A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2021 and 2020.

(f)  Waddell & Reed Advisors Retirement Builder

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $80,468 and $237,277, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(g)  MultiOption Legend

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $390 and $131, respectively.

In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(h)  MultiOption Extra

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $828,814 and $859,010, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(i)  MultiOption Guide Series

There are two classes of contracts offered under this series – B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $1,851,231 and $1,452,274, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(j)  MultiOption Advantage

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(k)  Waddell & Reed Advisors Retirement Builder II

There are two classes of contracts offered under this series – B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II – B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II – L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

For the years ended December 31, 2021 and 2020, contingent deferred sales charges totaled $209,945 and $201,017, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(l)  MultiOption Momentum

The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.75% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0.00% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2021 and 2020.

A contingent deferred sales charge may be imposed on a MultiOption Momentum contract owner on a five year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2021 and 2020, no contingent deferred sales charges were collected.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

In addition to the base contract, optional riders are available as set forth in the product's prospectus. These benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

(m)  Other

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 2 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2021. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2021, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2021 were as follows:

Sub-Account	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$7,291,161	$12,740,470
AB VPS Intl Value Cl B	113,228	128,609
Amer Century II VP Infl Pro Cl II	8,121,568	8,654,123
Amer Century VP Dscplnd Core Val Cl II	2,508,720	1,881,030
Amer Funds IS Capital World Bond Cl 2	4,405,092	1,281,398
Amer Funds IS Global Growth Cl 2	6,608,487	3,315,566
Amer Funds IS Global Small Cap Cl 2	3,422,771	2,030,314
Amer Funds IS Growth Cl 2	32,290,267	19,048,230
Amer Funds IS Growth-Inc Cl 2	8,839,070	6,643,251
Amer Funds IS Intl Cl 2	2,783,511	3,085,589
Amer Funds IS New World Cl 2	4,586,337	2,037,393
Amer Funds IS US Govt Sec Cl 2	9,820,580	9,513,797
BlackRock Intl Index VI Cl III (a)	335,797	1,897
BlackRock Small Cap Index VI Cl III (a)	677,724	2,900
ClearBridge Sm Cap Growth Cl II	6,679,531	2,949,371

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	Purchases	Sales
Delaware Ivy VIP Asset Strategy Cl II	$14,985,044	$20,934,226
Delaware Ivy VIP Balanced Cl II	11,022,815	14,466,203
Delaware Ivy VIP Core Equity Cl II	5,571,572	26,847,080
Delaware Ivy VIP Corporate Bond Cl II	18,864,767	14,213,297
Delaware Ivy VIP Energy Cl II	244,837	1,383,034
Delaware Ivy VIP Global Bond Cl II	807,624	1,092,425
Delaware Ivy VIP Global Eq Inc Cl II	519,176	3,369,265
Delaware Ivy VIP Global Growth Cl II	3,180,012	13,309,859
Delaware Ivy VIP Govt Money Market Cl II	6,387,205	6,075,732
Delaware Ivy VIP Growth Cl II	6,692,782	13,612,073
Delaware Ivy VIP High Income Cl II	12,155,483	8,558,635
Delaware Ivy VIP Intl Core Equity Cl II	3,462,409	23,426,666
Delaware Ivy VIP Limited-Term Bond Cl II	6,685,304	4,858,658
Delaware Ivy VIP Mid Cap Growth Cl II	11,388,043	23,696,066
Delaware Ivy VIP Natural Res Cl II	9,229,706	9,984,733
Delaware Ivy VIP Path Aggressive Cl II	1,228,974	2,640,707
Delaware Ivy VIP Path Conserv Cl II	3,860,091	6,633,402
Delaware Ivy VIP Path Mod Aggr Cl II	13,067,646	39,127,422
Delaware Ivy VIP Path Mod Aggr MV Cl II	5,741,093	11,075,759
Delaware Ivy VIP Path Mod Cl II	10,418,781	25,868,814
Delaware Ivy VIP Path Mod Cons Cl II	4,308,244	9,370,473
Delaware Ivy VIP Path Mod Cons MV Cl II	7,360,800	7,418,922
Delaware Ivy VIP Path Mod MV Cl II	28,750,005	37,423,307
Delaware Ivy VIP Science & Tech Cl II	32,620,944	19,969,404
Delaware Ivy VIP Securian RE Sec Cl II	605,900	1,801,306
Delaware Ivy VIP Small Cap Growth Cl II	9,108,249	13,536,824
Delaware Ivy VIP Smid Cap Core Cl II	11,533,887	21,057,039
Delaware Ivy VIP Value Cl II	3,842,226	16,642,132
Fidelity VIP Bond Index SC 2 (a)	606,794	39,891
Fidelity VIP Equity-Income SC 2	11,312,767	12,702,591
Fidelity VIP Mid Cap SC2	11,064,884	6,899,712
Franklin Mutual Shs VIP Cl 2	642,988	1,603,758
Franklin Small Cap Val VIP Cl 2	16,929,636	13,923,375
Franklin Sm-Md Cap Gr VIP Cl 2	3,933,710	10,667,959
Franklin Temp Dev Mkts VIP Cl 2	3,796,221	3,400,409
Goldman Sachs VIT HQ Flt Rt SS	6,057,832	3,451,927
Goldman Sachs VIT Trends Driven SS	29,881,412	16,101,958
Invesco Opphmr VI Intl Growth Sr II	6,179,935	4,930,336
Invesco VI American Value Sr II	2,066,452	3,030,169
Invesco VI Comstock Sr II	12,861,590	14,625,512
Invesco VI Equity & Inc Sr II	1,185,076	1,827,023
Invesco VI Growth & Inc Sr II	534,691	1,390,857
Invesco VI MS Sm Cap Sr II	1,435,586	2,070,474
Invesco VI Sm Cap Equity Sr II	6,471,611	11,380,401
Janus Henderson Balanced SS	17,000,459	4,511,478
Janus Henderson Flexible Bond SS	8,696,025	2,586,631
Janus Henderson Forty SS	15,196,534	12,269,533
Janus Henderson Mid Cap Val SS	2,027,064	4,344,673
Janus Henderson Overseas SS	1,731,527	8,332,878
MFS VIT – Mid Cap Growth Ser SC	1,122,385	664,145
MFS VIT II – Intl Intrinsic Val SC	4,769,951	1,543,127
MorgStanley VIF Emg Mk Eq Cl 2	1,747,846	3,501,428

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

Sub-Account	Purchases	Sales
Morningstar Aggr Growth ETF Cl II	$1,889,128	$1,448,114
Morningstar Balanced ETF Cl II	4,987,915	7,854,725
Morningstar Conservative ETF Cl II	4,639,867	5,801,066
Morningstar Growth ETF Cl II	2,326,859	3,507,199
Morningstar Inc & Gro Asset All Cl II	1,164,385	3,640,535
Neuberger Berman Sustain Eq S Cl	798,358	636,322
PIMCO VIT Global Div Alloc Adv Cl	25,569,931	15,908,486
PIMCO VIT Low Duration Adv CL	9,696,241	6,240,046
PIMCO VIT Total Return Adv Cl	24,102,900	22,481,691
Putnam VT Growth Opp Cl IB	2,572,236	12,625,124
Putnam VT Intl Eq Cl IB	192,569	318,748
Putnam VT Intl Val Cl IB (a)	207,981	737
Putnam VT Lg Cap Val Cl IB	3,232,786	3,429,034
Putnam VT Sustain Leaders Cl IB	356,633	381,987
SFT Bal Stabilization	19,221,633	58,123,205
SFT Core Bond Cl 2	53,945,261	17,862,433
SFT Delaware Ivy Growth	1,341,028	43,244,209
SFT Delaware Ivy Small Cap Growth	1,551,917	9,880,352
SFT Eq Stabilization	10,407,555	36,408,273
SFT Govt Money Market	26,759,995	30,723,027
SFT Index 400 MC Cl 2	2,758,607	13,362,769
SFT Index 500 Cl 2	11,441,435	37,139,614
SFT Intl Bond Cl 2	5,472,760	3,762,379
SFT Real Estate Cl 2	9,164,304	13,717,011
SFT T. Rowe Price Value	9,177,109	27,428,045
SFT Wellington Core Equity Cl 2	924,668	10,723,835
TOPS Mgd Risk Bal ETF Cl 2	944,514	2,203,142
TOPS Mgd Risk Flex ETF	7,990,157	10,955,843
TOPS Mgd Risk Growth ETF Cl 2	1,577,136	11,695,395
TOPS Mgd Risk Mod Growth ETF Cl 2	904,326	4,264,264
TOPS Target Range Cl S (b)	175,444	50,103

(a)  For the period from May 1, 2021 through December 31, 2021.

(b)  For the period from September 20, 2021 through December 31, 2021.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(6)  Unit Activity from Contract Transactions

Transactions in units for each segregated sub-account for the years or periods ended December 31, 2021 and 2020 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl B	Amer Century II VP Infl Pro Cl II	Amer Century VP Dscplnd Core Val Cl II	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 2
Units outstanding at December 31, 2019	145,664,319	876,925	45,951,652	1,337,350	10,889,189	8,704,009
Contract purchase payments	3,105,074	149,488	3,419,190	491,299	1,685,704	981,575
Contract terminations, withdrawal payments and charges	(6,907,614)	(122,759)	(6,937,929)	(606,523)	(1,858,513)	(2,062,897)
Units outstanding at December 31, 2020	141,861,779	903,654	42,432,913	1,222,126	10,716,380	7,622,687
Contract purchase payments	3,521,421	152,837	4,568,207	473,459	3,584,253	1,848,389
Contract terminations, withdrawal payments and charges	(8,035,966)	(176,454)	(5,667,819)	(463,959)	(1,141,245)	(1,072,249)
Units outstanding at December 31, 2021	137,347,234	880,037	41,333,301	1,231,626	13,159,388	8,398,827
	Segregated Sub-Accounts
	Amer Funds IS Global Small Cap Cl 2	Amer Funds IS Growth Cl 2	Amer Funds IS Growth-Inc Cl 2	Amer Funds IS Intl Cl 2	Amer Funds IS New World Cl 2	Amer Funds IS US Govt Sec Cl 2
Units outstanding at December 31, 2019	9,128,913	30,305,573	14,000,249	13,926,792	11,457,399	13,002,507
Contract purchase payments	851,151	6,145,666	1,407,743	2,116,863	1,416,344	11,225,883
Contract terminations, withdrawal payments and charges	(2,039,926)	(8,825,691)	(2,284,224)	(2,888,636)	(2,213,905)	(5,820,428)
Units outstanding at December 31, 2020	7,940,138	27,625,548	13,123,768	13,155,019	10,659,838	18,407,962
Contract purchase payments	1,398,983	4,291,355	2,642,278	1,553,958	2,345,682	6,844,525
Contract terminations, withdrawal payments and charges	(873,364)	(4,456,318)	(2,079,931)	(1,874,830)	(1,156,359)	(8,084,083)
Units outstanding at December 31, 2021	8,465,757	27,460,585	13,686,115	12,834,147	11,849,161	17,168,404

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	BlackRock Intl Index VI Cl III (a)	BlackRock Small Cap Index VI Cl III (a)	ClearBridge Sm Cap Growth Cl II	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Units outstanding at December 31, 2019	—	—	9,349,450	36,147,455	22,595,318	27,882,434
Contract purchase payments	—	—	980,431	1,114,073	792,758	686,735
Contract terminations, withdrawal payments and charges	—	—	(4,619,571)	(4,982,094)	(3,311,787)	(5,505,060)
Units outstanding at December 31, 2020	—	—	5,710,310	32,279,434	20,076,289	23,064,109
Contract purchase payments	320,816	628,335	2,011,158	454,716	1,012,970	221,996
Contract terminations, withdrawal payments and charges	(925)	(1,273)	(1,209,955)	(5,022,713)	(2,773,541)	(5,139,241)
Units outstanding at December 31, 2021	319,891	627,062	6,511,513	27,711,437	18,315,718	18,146,864
	Segregated Sub-Accounts
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II	Delaware Ivy VIP Global Eq Inc Cl II	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II
Units outstanding at December 31, 2019	82,166,229	4,975,308	5,343,748	7,050,516	20,360,067	10,845,700
Contract purchase payments	6,216,749	3,508,811	724,656	620,888	790,069	8,530,736
Contract terminations, withdrawal payments and charges	(12,843,405)	(1,299,368)	(1,461,089)	(983,226)	(4,062,180)	(7,058,371)
Units outstanding at December 31, 2020	75,539,573	7,184,751	4,607,315	6,688,178	17,087,956	12,318,065
Contract purchase payments	7,403,093	350,433	532,281	68,576	133,545	6,620,757
Contract terminations, withdrawal payments and charges	(8,285,196)	(2,353,551)	(879,075)	(1,171,735)	(3,460,952)	(6,146,680)
Units outstanding at December 31, 2021	74,657,470	5,181,633	4,260,521	5,585,019	13,760,549	12,792,142

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II
Units outstanding at December 31, 2019	13,536,279	51,532,031	42,973,821	39,588,270	17,990,241	29,876,499
Contract purchase payments	294,364	2,201,513	3,012,070	6,327,587	1,819,134	6,456,291
Contract terminations, withdrawal payments and charges	(2,649,522)	(7,559,484)	(6,362,661)	(6,130,241)	(6,477,246)	(4,309,647)
Units outstanding at December 31, 2020	11,181,121	46,174,060	39,623,230	39,785,616	13,332,129	32,023,143
Contract purchase payments	154,347	5,668,049	664,508	5,776,444	422,201	9,902,416
Contract terminations, withdrawal payments and charges	(2,181,651)	(5,019,441)	(6,750,388)	(4,372,406)	(3,449,907)	(10,546,839)
Units outstanding at December 31, 2021	9,153,817	46,822,668	33,537,350	41,189,654	10,304,423	31,378,720
	Segregated Sub-Accounts
	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Aggr MV Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II
Units outstanding at December 31, 2019	8,143,159	17,182,324	111,713,987	60,448,074	94,116,270	33,201,232
Contract purchase payments	601,021	3,905,099	336,014	4,120,557	51,144	94,010
Contract terminations, withdrawal payments and charges	(697,347)	(4,860,458)	(15,184,640)	(6,237,813)	(12,415,305)	(5,748,773)
Units outstanding at December 31, 2020	8,046,833	16,226,965	96,865,361	58,330,818	81,752,109	27,546,469
Contract purchase payments	24,509	1,312,458	74,963	2,029,503	99,149	581,491
Contract terminations, withdrawal payments and charges	(1,013,711)	(3,627,582)	(16,711,308)	(6,344,200)	(11,649,297)	(4,554,583)
Units outstanding at December 31, 2021	7,057,631	13,911,841	80,229,016	54,016,121	70,201,961	23,573,377

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Delaware Ivy VIP Path Mod Cons MV Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Securian RE Sec Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II
Units outstanding at December 31, 2019	26,465,862	354,776,833	15,961,276	2,837,599	17,405,426	14,691,685
Contract purchase payments	4,985,492	4,230,099	1,358,553	244,205	827,589	1,285,288
Contract terminations, withdrawal payments and charges	(3,731,729)	(19,261,975)	(5,683,147)	(439,101)	(4,630,401)	(3,093,081)
Units outstanding at December 31, 2020	27,719,625	339,744,957	11,636,682	2,642,703	13,602,614	12,883,892
Contract purchase payments	4,246,834	10,235,920	665,480	123,321	498,113	2,332,212
Contract terminations, withdrawal payments and charges	(4,899,270)	(21,338,091)	(2,175,661)	(497,570)	(2,848,656)	(4,294,062)
Units outstanding at December 31, 2021	27,067,189	328,642,786	10,126,501	2,268,454	11,252,071	10,922,042
	Segregated Sub-Accounts
	Delaware Ivy VIP Value Cl II	Fidelity VIP Bond Index SC 2 (a)	Fidelity VIP Equity-Income SC 2	Fidelity VIP Mid Cap SC2	Franklin Mutual Shs VIP Cl 2	Franklin Small Cap Val VIP Cl 2
Units outstanding at December 31, 2019	23,871,830	—	22,505,002	7,247,566	2,845,556	14,689,792
Contract purchase payments	1,951,169	—	887,237	656,000	144,504	2,497,023
Contract terminations, withdrawal payments and charges	(3,786,453)	—	(2,752,498)	(1,306,444)	(862,409)	(2,000,452)
Units outstanding at December 31, 2020	22,036,546	—	20,639,741	6,597,122	2,127,651	15,186,363
Contract purchase payments	552,414	599,760	835,719	678,206	170,091	6,418,045
Contract terminations, withdrawal payments and charges	(4,539,299)	(38,368)	(3,440,850)	(1,034,625)	(527,066)	(5,427,151)
Units outstanding at December 31, 2021	18,049,661	561,392	18,034,610	6,240,703	1,770,676	16,177,257

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Franklin Sm-Md Cap Gr VIP Cl 2	Franklin Temp Dev Mkts VIP Cl 2	Goldman Sachs VIT HQ Flt Rt SS	Goldman Sachs VIT Trends Driven SS	Invesco Opphmr VI Intl Growth Sr II	Invesco VI American Value Sr II
Units outstanding at December 31, 2019	4,455,235	7,160,289	37,744,677	143,210,825	11,499,715	5,093,501
Contract purchase payments	2,734,791	686,470	4,479,831	5,333,273	398,125	602,518
Contract terminations, withdrawal payments and charges	(1,694,591)	(2,075,565)	(8,464,365)	(7,132,129)	(2,140,038)	(888,392)
Units outstanding at December 31, 2020	5,495,435	5,771,194	33,760,143	141,411,969	9,757,802	4,807,627
Contract purchase payments	412,718	830,499	5,984,401	5,446,697	607,978	970,197
Contract terminations, withdrawal payments and charges	(2,071,322)	(890,556)	(3,109,783)	(10,854,429)	(1,049,668)	(1,411,487)
Units outstanding at December 31, 2021	3,836,831	5,711,137	36,634,761	136,004,237	9,316,112	4,366,337
	Segregated Sub-Accounts
	Invesco VI Comstock Sr II	Invesco VI Equity & Inc Sr II	Invesco VI Growth & Inc Sr II	Invesco VI MS Sm Cap Sr II	Invesco VI Sm Cap Equity Sr II	Janus Henderson Balanced SS
Units outstanding at December 31, 2019	17,064,464	3,954,900	1,821,717	1,481,191	10,902,731	9,844,099
Contract purchase payments	2,679,883	419,579	108,316	147,523	1,169,594	3,957,940
Contract terminations, withdrawal payments and charges	(2,870,174)	(539,680)	(826,551)	(537,025)	(2,751,501)	(1,815,534)
Units outstanding at December 31, 2020	16,874,173	3,834,799	1,103,482	1,091,689	9,320,824	11,986,505
Contract purchase payments	3,254,394	387,237	127,167	470,383	2,342,672	4,162,767
Contract terminations, withdrawal payments and charges	(3,729,997)	(710,611)	(346,852)	(722,844)	(4,530,961)	(1,040,675)
Units outstanding at December 31, 2021	16,398,570	3,511,425	883,797	839,228	7,132,535	15,108,597

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Janus Henderson Flexible Bond SS	Janus Henderson Forty SS	Janus Henderson Mid Cap Val SS	Janus Henderson Overseas SS	MFS VIT - Mid Cap Growth Ser SC	MFS VIT II - Intl Intrinsic Val SC
Units outstanding at December 31, 2019	21,366,621	15,413,843	12,986,599	13,865,555	1,199,244	14,050,463
Contract purchase payments	6,365,430	2,048,531	1,819,141	415,410	385,738	1,003,067
Contract terminations, withdrawal payments and charges	(3,487,525)	(5,564,703)	(1,332,882)	(2,666,194)	(945,317)	(1,789,020)
Units outstanding at December 31, 2020	24,244,526	11,897,671	13,472,858	11,614,771	639,665	13,264,510
Contract purchase payments	6,824,564	792,118	981,398	409,430	71,556	2,552,933
Contract terminations, withdrawal payments and charges	(2,223,841)	(1,757,332)	(1,978,331)	(2,248,881)	(115,221)	(887,248)
Units outstanding at December 31, 2021	28,845,249	10,932,457	12,475,925	9,775,320	596,000	14,930,195
	Segregated Sub-Accounts
	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl II	Morningstar Balanced ETF Cl II	Morningstar Conservative ETF Cl II	Morningstar Growth ETF Cl II	Morningstar Inc & Gro Asset All Cl II
Units outstanding at December 31, 2019	29,036,061	7,031,011	34,333,320	11,698,088	14,518,608	16,515,529
Contract purchase payments	2,211,872	1,210,136	563,475	4,194,218	777,305	554,154
Contract terminations, withdrawal payments and charges	(5,316,415)	(948,286)	(3,220,520)	(4,176,357)	(2,254,532)	(2,110,085)
Units outstanding at December 31, 2020	25,931,518	7,292,861	31,676,275	11,715,949	13,041,381	14,959,598
Contract purchase payments	1,681,916	841,283	1,571,715	3,064,808	791,036	212,981
Contract terminations, withdrawal payments and charges	(3,254,323)	(777,491)	(4,476,256)	(4,220,656)	(1,891,788)	(2,309,496)
Units outstanding at December 31, 2021	24,359,111	7,356,653	28,771,734	10,560,101	11,940,629	12,863,083

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	Neuberger Berman Sustain Eq S Cl	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Low Duration Adv CL	PIMCO VIT Total Return Adv Cl	Putnam VT Growth Opp Cl IB	Putnam VT Intl Eq Cl IB
Units outstanding at December 31, 2019	1,721,505	149,789,899	56,664,695	127,543,873	4,709,963	1,334,768
Contract purchase payments	85,127	4,216,641	7,574,411	20,406,658	2,837,625	48,662
Contract terminations, withdrawal payments and charges	(414,300)	(8,367,573)	(9,182,169)	(18,719,719)	(3,247,151)	(160,737)
Units outstanding at December 31, 2020	1,392,332	145,638,967	55,056,937	129,230,812	4,300,437	1,222,693
Contract purchase payments	269,634	3,973,044	9,369,152	11,447,024	205,681	29,775
Contract terminations, withdrawal payments and charges	(225,409)	(9,651,940)	(5,671,401)	(16,429,204)	(2,262,309)	(118,920)
Units outstanding at December 31, 2021	1,436,557	139,960,071	58,754,688	124,248,632	2,243,809	1,133,548
	Segregated Sub-Accounts
	Putnam VT Intl Val Cl IB (a)	Putnam VT Lg Cap Val Cl IB	Putnam VT Sustain Leaders Cl IB	SFT Bal Stabilization	SFT Core Bond Cl 2	SFT Delaware Ivy Growth
Units outstanding at December 31, 2019	—	5,028,231	490,627	356,897,731	134,170,285	39,200,319
Contract purchase payments	—	484,846	45,727	44,285,932	11,471,752	360,711
Contract terminations, withdrawal payments and charges	—	(674,194)	(259,510)	(17,984,310)	(17,083,257)	(8,933,412)
Units outstanding at December 31, 2020	—	4,838,883	276,844	383,199,353	128,558,780	30,627,618
Contract purchase payments	206,148	632,200	32,777	12,039,977	33,603,210	257,102
Contract terminations, withdrawal payments and charges	(85)	(876,781)	(58,804)	(28,918,578)	(8,558,214)	(5,770,044)
Units outstanding at December 31, 2021	206,063	4,594,302	250,817	366,320,752	153,603,776	25,114,676

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2
Units outstanding at December 31, 2019	12,745,123	296,186,285	23,860,951	15,079,787	41,848,687	42,548,374
Contract purchase payments	507,308	10,150,563	49,878,433	1,158,143	3,512,792	4,048,384
Contract terminations, withdrawal payments and charges	(3,142,070)	(19,498,506)	(44,032,744)	(3,454,502)	(6,197,086)	(4,614,035)
Units outstanding at December 31, 2020	10,110,361	286,838,342	29,706,640	12,783,428	39,164,393	41,982,723
Contract purchase payments	321,042	8,941,540	26,817,231	492,553	2,284,421	4,226,437
Contract terminations, withdrawal payments and charges	(1,645,450)	(26,712,279)	(30,032,065)	(2,146,092)	(5,495,563)	(2,347,174)
Units outstanding at December 31, 2021	8,785,953	269,067,603	26,491,806	11,129,889	35,953,251	43,861,986
	Segregated Sub-Accounts
	SFT Real Estate Cl 2	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 2	TOPS Mgd Risk Bal ETF Cl 2	TOPS Mgd Risk Flex ETF	TOPS Mgd Risk Growth ETF Cl 2
Units outstanding at December 31, 2019	15,233,517	31,586,659	12,335,609	15,456,741	122,932,880	62,459,828
Contract purchase payments	1,102,268	1,959,846	258,583	339,374	2,851,331	1,650,075
Contract terminations, withdrawal payments and charges	(1,787,179)	(4,545,564)	(2,170,407)	(2,076,845)	(7,398,686)	(4,444,244)
Units outstanding at December 31, 2020	14,548,606	29,000,941	10,423,785	13,719,270	118,385,525	59,665,659
Contract purchase payments	1,714,489	1,968,165	174,044	562,100	5,719,083	545,709
Contract terminations, withdrawal payments and charges	(2,463,406)	(5,873,777)	(1,806,726)	(1,469,480)	(7,658,023)	(7,316,081)
Units outstanding at December 31, 2021	13,799,689	25,095,329	8,791,103	12,811,890	116,446,585	52,895,287

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	Segregated Sub-Accounts
	TOPS Mgd Risk Mod Growth ETF Cl 2	TOPS Target Range Cl S (b)
Units outstanding at December 31, 2019	18,108,398	—
Contract purchase payments	463,701	—
Contract terminations, withdrawal payments and charges	(2,262,439)	—
Units outstanding at December 31, 2020	16,309,660	—
Contract purchase payments	467,191	171,513
Contract terminations, withdrawal payments and charges	(2,729,178)	(49,835)
Units outstanding at December 31, 2021	14,047,673	121,678

(a) For the period from May 1, 2021 through December 31, 2021.

(b) For the period from September 20, 2021 through December 31, 2021.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017 is as follows:

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
AB VPS Dyn Asset Alloc Cl B
2021	137,347,234	$1.06	to 1.42	$194,540,754	1.55%	0.90	% to 1.95%	6.10	% to 8.95%
2020	141,861,779	1.23	to 1.31	186,097,971	1.51%	1.20	% to 2.00%	1.81	% to 4.55%
2019	145,664,319	1.20	to 1.27	184,428,353	1.81%	1.20	% to 2.00%	11.89	% to 14.89%
2018	140,789,839	1.06	to 1.11	156,549,236	1.63%	1.20	% to 2.10%	(10.06	)% to (7.63)%
2017	129,884,474	1.15	to 1.21	157,768,208	1.80%	1.20	% to 2.35%	11.01	% to 13.98%
AB VPS Intl Value Cl B
2021	880,037	0.61	to 0.70	613,898	1.68%	1.20	% to 2.10%	7.63	% to 9.53%
2020	903,654	0.57	to 0.64	575,510	1.57%	1.20	% to 2.10%	(0.76	)% to 0.99%
2019	876,925	0.56	to 0.63	553,001	0.75%	1.20	% to 2.10%	13.39	% to 15.40%
2018	1,097,686	0.49	to 0.55	599,848	1.08%	1.20	% to 2.10%	(25.23	)% to (23.90)%
2017	1,064,265	0.66	to 0.72	764,257	2.11%	1.20	% to 2.00%	21.47	% to 23.61%
Amer Century II VP Infl Pro Cl II
2021	41,333,301	1.05	to 1.49	61,579,756	3.13%	0.90	% to 2.40%	3.18	% to 5.95%
2020	42,432,913	1.20	to 1.42	60,206,746	1.35%	1.20	% to 2.45%	6.37	% to 9.22%
2019	45,951,652	1.12	to 1.31	60,231,050	2.30%	1.20	% to 2.45%	5.74	% to 8.58%
2018	50,130,630	1.03	to 1.22	61,064,953	2.79%	1.20	% to 2.70%	(5.66	)% to (3.11)%
2017	55,896,908	1.09	to 1.27	70,913,713	2.62%	1.20	% to 2.70%	0.67	% to 3.36%
Amer Century VP Dscplnd Core Val Cl II
2021	1,231,626	2.55	to 4.23	5,144,589	0.81%	1.20	% to 2.10%	19.76	% to 21.87%
2020	1,222,126	2.10	to 3.47	4,196,263	1.78%	1.20	% to 2.10%	8.21	% to 10.12%
2019	1,337,350	1.91	to 3.16	4,155,920	1.80%	1.20	% to 2.10%	20.15	% to 22.27%
2018	1,588,118	1.57	to 2.58	4,045,863	1.65%	1.20	% to 2.10%	(9.91	)% to (8.31)%
2017	1,706,564	1.71	to 2.81	4,744,487	2.07%	1.20	% to 2.35%	16.81	% to 18.87%
Amer Funds IS Capital World Bond Cl 2
2021	13,159,388	0.95	to 1.18	14,238,556	1.80%	0.15	% to 2.15%	(7.68	)% to (5.06)%
2020	10,716,380	1.05	to 1.24	12,342,685	1.21%	0.15	% to 2.15%	6.71	% to 9.73%
2019	10,889,189	0.95	to 1.13	11,564,262	1.59%	0.15	% to 2.45%	4.64	% to 7.61%
2018	10,961,153	0.90	to 1.05	10,926,825	1.92%	0.15	% to 2.45%	(4.22	)% to (1.48)%
2017	12,481,352	0.94	to 1.07	12,758,060	0.39%	0.15	% to 2.45%	3.76	% to 6.70%
Amer Funds IS Global Growth Cl 2
2021	8,398,827	1.10	to 3.75	26,607,981	0.34%	0.15	% to 2.10%	13.04	% to 16.25%
2020	7,622,687	2.51	to 3.23	21,023,072	0.36%	0.15	% to 2.10%	26.68	% to 30.27%
2019	8,704,009	1.97	to 2.48	18,794,037	1.11%	0.15	% to 2.10%	31.35	% to 35.07%
2018	9,324,411	1.48	to 1.83	15,052,153	0.71%	0.15	% to 2.10%	(11.70	)% to (9.18)%
2017	8,510,494	1.65	to 2.02	15,212,264	0.70%	0.15	% to 2.20%	27.66	% to 31.27%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Amer Funds IS Global Small Cap Cl 2
2021	8,465,757	$1.00	to 2.84	$18,674,571	0.00%	0.15	% to 2.40%	3.64	% to 6.58%
2020	7,940,138	1.85	to 2.66	16,619,031	0.17%	0.15	% to 2.45%	25.95	% to 29.53%
2019	9,128,913	1.46	to 2.06	15,008,245	0.16%	0.15	% to 2.45%	27.70	% to 31.32%
2018	9,147,818	1.14	to 1.56	11,537,367	0.08%	0.15	% to 2.45%	(13.16	)% to (10.68)%
2017	8,081,844	1.28	to 1.75	11,531,864	0.43%	0.15	% to 2.70%	22.25	% to 25.71%
Amer Funds IS Growth Cl 2
2021	27,460,585	1.15	to 4.66	127,832,361	0.22%	0.90	% to 2.40%	18.44	% to 21.62%
2020	27,625,548	3.44	to 3.86	106,691,376	0.32%	1.20	% to 2.40%	47.66	% to 51.62%
2019	30,305,573	2.32	to 2.57	77,887,903	0.77%	1.20	% to 2.40%	26.97	% to 30.38%
2018	28,048,019	1.80	to 1.99	55,787,811	0.46%	1.20	% to 2.50%	(3.16	)% to (0.55)%
2017	23,982,641	1.85	to 2.02	48,400,540	0.53%	1.20	% to 2.50%	24.58	% to 27.91%
Amer Funds IS Growth-Inc Cl 2
2021	13,686,115	1.20	to 3.37	46,187,913	1.15%	0.90	% to 2.40%	20.49	% to 23.72%
2020	13,123,768	2.45	to 2.75	36,121,031	1.38%	1.20	% to 2.40%	10.25	% to 13.21%
2019	14,000,249	2.20	to 2.45	34,345,982	1.71%	1.20	% to 2.45%	22.47	% to 25.76%
2018	14,412,641	1.79	to 1.97	28,369,512	1.41%	1.20	% to 2.45%	(4.66	)% to (2.08)%
2017	14,681,074	1.87	to 2.03	29,780,789	1.29%	1.20	% to 2.45%	18.84	% to 22.02%
Amer Funds IS Intl Cl 2
2021	12,834,147	0.94	to 1.96	19,457,186	2.45%	0.15	% to 2.40%	(4.36	)% to (1.64)%
2020	13,155,019	1.38	to 1.99	20,488,571	0.67%	0.15	% to 2.40%	10.66	% to 13.80%
2019	13,926,792	1.24	to 1.75	19,349,862	1.46%	0.15	% to 2.40%	19.31	% to 22.70%
2018	14,315,001	1.04	to 1.42	16,378,495	1.72%	0.15	% to 2.40%	(15.67	)% to (13.26)%
2017	13,816,082	1.20	to 1.64	18,460,055	1.28%	0.15	% to 2.70%	28.32	% to 31.95%
Amer Funds IS New World Cl 2
2021	11,849,161	0.99	to 2.05	19,768,500	0.89%	0.15	% to 2.40%	1.87	% to 4.76%
2020	10,659,838	1.42	to 1.96	17,187,308	0.08%	0.15	% to 2.45%	19.99	% to 23.40%
2019	11,457,399	1.18	to 1.59	15,134,236	0.98%	0.15	% to 2.45%	25.39	% to 28.95%
2018	11,425,190	0.93	to 1.23	11,829,216	0.88%	0.15	% to 2.45%	(16.55	)% to (14.17)%
2017	10,293,485	1.09	to 1.43	12,575,951	0.94%	0.15	% to 2.70%	25.69	% to 29.25%
Amer Funds IS US Govt Sec Cl 2
2021	17,168,404	0.99	to 1.23	20,226,622	1.25%	0.15	% to 2.05%	(3.51	)% to (0.77)%
2020	18,407,962	1.10	to 1.24	22,076,491	2.00%	0.15	% to 2.05%	6.61	% to 9.64%
2019	13,002,507	1.03	to 1.13	14,383,107	2.12%	0.15	% to 2.00%	2.26	% to 5.16%
2018	11,706,104	1.00	to 1.08	12,412,341	1.74%	0.15	% to 2.00%	(2.21	)% to 0.58%
2017	12,580,937	1.01	to 1.07	13,394,184	1.38%	0.15	% to 2.00%	(1.36	)% to 1.44%
BlackRock Intl Index VI Cl III
2021 (a)	319,891	1.02	to 1.03	327,744	6.26%	0.90	% to 1.35%	1.27	% to 3.07%
BlackRock Small Cap Index VI Cl III
2021 (a)	627,062	0.98		616,170	2.10%	0.90	% to 1.85%	(2.87	)% to (1.15)%
(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
ClearBridge Sm Cap Growth Cl II
2021	6,511,513	$1.02	to 2.43	$15,839,218	0.00%	0.90	% to 2.10%	9.05	% to 11.98%
2020	5,710,310	2.08	to 2.19	12,516,842	0.00%	1.20	% to 2.10%	38.76	% to 42.48%
2019	9,349,450	1.48	to 1.55	14,513,001	0.00%	1.20	% to 2.20%	22.87	% to 26.17%
2018	12,450,780	1.20	to 1.24	15,456,349	0.00%	1.20	% to 2.20%	0.19	% to 2.90%
2017	9,286,956	1.19	to 1.22	11,305,983	0.00%	1.20	% to 2.20%	20.32	% to 23.54%
Delaware Ivy VIP Asset Strategy Cl II
2021	27,711,437	1.40	to 4.20	113,469,354	1.53%	1.20	% to 2.40%	7.23	% to 10.11%
2020	32,279,434	1.29	to 3.85	121,115,915	1.99%	1.20	% to 2.45%	10.57	% to 13.54%
2019	36,147,455	1.13	to 3.42	120,535,009	2.05%	1.20	% to 2.45%	18.24	% to 21.41%
2018	41,752,173	0.95	to 2.84	115,710,335	1.76%	1.20	% to 2.50%	(8.20	)% to (5.72)%
2017	48,881,786	1.02	to 3.04	145,050,136	1.54%	1.20	% to 2.50%	14.85	% to 17.92%
Delaware Ivy VIP Balanced Cl II
2021	18,315,718	1.13	to 14.37	102,252,558	0.99%	0.15	% to 2.35%	12.60	% to 15.79%
2020	20,076,289	1.58	to 12.41	97,878,067	1.43%	0.15	% to 2.45%	10.80	% to 13.94%
2019	22,595,318	1.41	to 10.89	99,693,740	1.74%	0.15	% to 2.45%	18.54	% to 21.91%
2018	24,995,761	1.18	to 8.94	91,752,882	1.58%	0.15	% to 2.45%	(6.07	)% to (3.39)%
2017	28,758,018	1.24	to 9.25	108,956,665	1.60%	0.15	% to 2.45%	8.14	% to 11.20%
Delaware Ivy VIP Core Equity Cl II
2021	18,146,864	1.24	to 6.24	100,792,738	0.55%	0.15	% to 2.35%	25.19	% to 28.75%
2020	23,064,109	2.03	to 4.85	100,622,120	0.56%	0.15	% to 2.35%	17.98	% to 21.33%
2019	27,882,434	1.71	to 3.99	101,475,668	0.57%	0.15	% to 2.45%	27.28	% to 30.89%
2018	31,055,946	1.33	to 3.05	87,210,695	0.46%	0.15	% to 2.45%	(7.30	)% to (4.65)%
2017	35,513,180	1.42	to 3.20	105,701,928	0.44%	0.15	% to 2.45%	17.25	% to 20.57%
Delaware Ivy VIP Corporate Bond Cl II
2021	74,657,470	1.21	to 1.62	120,615,407	2.03%	1.25	% to 2.35%	(3.15	)% to (2.08)%
2020	75,539,573	1.24	to 1.65	124,630,013	2.42%	1.25	% to 2.35%	8.39	% to 9.59%
2019	82,166,229	1.12	to 1.51	123,702,342	2.80%	1.25	% to 2.35%	9.57	% to 10.78%
2018	92,918,886	1.02	to 1.36	126,271,968	2.13%	1.25	% to 2.35%	(4.19	)% to (3.13)%
2017	99,255,005	1.06	to 1.40	139,237,719	1.57%	1.25	% to 2.35%	1.61	% to 2.73%
Delaware Ivy VIP Energy Cl II
2021	5,181,633	0.46	to 0.63	3,265,011	1.38%	1.25	% to 2.35%	38.70	% to 40.24%
2020	7,184,751	0.33	to 0.45	3,228,100	2.09%	1.25	% to 2.35%	(38.30	)% to (37.62)%
2019	4,975,308	0.53	to 0.72	3,583,796	0.00%	1.25	% to 2.35%	1.08	% to 2.19%
2018	4,725,044	0.52	to 0.70	3,330,554	0.00%	1.25	% to 2.35%	(35.68	)% to (34.96)%
2017	5,658,847	0.81	to 1.08	6,132,622	0.77%	1.25	% to 2.35%	(14.67	)% to (13.73)%
Delaware Ivy VIP Global Bond Cl II
2021	4,260,521	1.09	to 1.20	5,120,525	3.70%	1.25	% to 2.15%	(3.14	)% to (2.07)%
2020	4,607,315	1.12	to 1.23	5,654,456	3.97%	1.25	% to 2.15%	5.64	% to 6.81%
2019	5,343,748	1.07	to 1.15	6,139,967	3.66%	1.25	% to 2.10%	6.88	% to 8.06%
2018	5,735,188	1.00	to 1.06	6,098,144	2.84%	1.25	% to 2.10%	(2.51	)% to (1.42)%
2017	6,075,336	1.02	to 1.08	6,553,101	2.75%	1.25	% to 2.10%	1.85	% to 2.98%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Delaware Ivy VIP Global Eq Inc Cl II
2021	5,585,019	$1.71	to 2.89	$16,127,523	2.20%	1.25	% to 2.35%	14.26	% to 15.52%
2020	6,688,178	1.48	to 2.50	16,717,463	2.66%	1.25	% to 2.35%	0.75	% to 1.87%
2019	7,050,516	1.46	to 2.45	17,299,866	2.83%	1.25	% to 2.35%	20.29	% to 21.62%
2018	8,154,566	1.21	to 2.02	16,451,615	1.66%	1.25	% to 2.35%	(13.74	)% to (12.78)%
2017	9,197,541	1.39	to 2.31	21,274,745	1.27%	1.25	% to 2.35%	12.89	% to 14.13%
Delaware Ivy VIP Global Growth Cl II
2021	13,760,549	1.13	to 4.11	53,641,238	0.06%	0.90	% to 2.35%	14.44	% to 17.51%
2020	17,087,956	1.77	to 3.53	57,162,566	0.43%	1.20	% to 2.45%	17.07	% to 20.22%
2019	20,360,067	1.49	to 2.97	57,263,798	0.65%	1.20	% to 2.45%	22.27	% to 25.55%
2018	23,505,695	1.21	to 2.38	53,063,802	0.47%	1.20	% to 2.45%	(9.01	)% to (6.55)%
2017	27,217,889	1.31	to 2.57	66,215,059	0.05%	1.20	% to 2.45%	20.92	% to 24.15%
Delaware Ivy VIP Govt Money Market Cl II
2021	12,792,142	0.84	to 0.97	12,469,860	0.00%	1.25	% to 2.10%	(2.32	)% to (1.24)%
2020	12,318,065	0.86	to 0.99	12,158,390	0.35%	1.25	% to 2.10%	(1.96	)% to (0.88)%
2019	10,845,700	0.87	to 1.00	10,799,740	1.80%	1.25	% to 2.10%	(0.54	)% to 0.57%
2018	11,586,494	0.87	to 0.99	11,472,530	1.52%	1.25	% to 2.10%	(0.84	)% to 0.26%
2017	10,306,425	0.88	to 0.99	10,178,688	0.58%	1.25	% to 2.10%	(1.74	)% to (0.66)%
Delaware Ivy VIP Growth Cl II
2021	9,153,817	3.79	to 6.64	60,828,373	0.00%	1.25	% to 2.35%	27.01	% to 28.41%
2020	11,181,121	2.97	to 5.17	57,860,103	0.00%	1.25	% to 2.35%	27.52	% to 28.93%
2019	13,536,279	2.31	to 4.01	54,330,458	0.00%	1.25	% to 2.35%	33.41	% to 34.89%
2018	16,344,778	1.72	to 2.98	48,634,069	0.03%	0.15	% to 2.35%	(0.11	)% to 1.01%
2017	20,176,873	1.71	to 2.95	59,438,310	0.25%	0.15	% to 2.35%	26.34	% to 27.74%
Delaware Ivy VIP High Income Cl II
2021	46,822,668	1.04	to 2.67	75,519,490	5.87%	0.90	% to 2.40%	2.98	% to 5.74%
2020	46,174,060	1.18	to 2.55	72,001,949	7.18%	1.20	% to 2.45%	2.95	% to 5.71%
2019	51,532,031	1.14	to 2.44	76,894,647	6.56%	1.20	% to 2.45%	7.96	% to 10.86%
2018	56,260,838	1.05	to 2.22	77,346,530	6.27%	1.20	% to 2.45%	(4.98	)% to (2.41)%
2017	61,836,490	1.08	to 2.30	88,953,258	5.56%	1.20	% to 2.70%	3.59	% to 6.36%
Delaware Ivy VIP Intl Core Equity Cl II
2021	33,537,350	1.09	to 8.60	120,966,473	1.05%	0.15	% to 2.40%	10.86	% to 14.01%
2020	39,623,230	1.27	to 7.54	125,345,469	2.44%	0.15	% to 2.45%	4.07	% to 7.03%
2019	42,973,821	1.20	to 7.05	130,187,347	1.58%	0.15	% to 2.45%	15.24	% to 18.52%
2018	47,355,644	0.89	to 5.95	121,519,729	1.55%	0.15	% to 2.70%	(20.22	)% to (17.94)%
2017	51,104,758	1.11	to 7.25	161,570,566	1.41%	0.15	% to 2.70%	19.59	% to 22.97%
Delaware Ivy VIP Limited-Term Bond Cl II
2021	41,189,654	0.96	to 1.05	43,381,153	1.52%	1.25	% to 2.15%	(2.80	)% to (1.72)%
2020	39,785,616	0.98	to 1.07	42,637,617	2.61%	1.25	% to 2.15%	1.72	% to 2.84%
2019	39,588,270	0.97	to 1.04	41,252,484	1.83%	1.25	% to 2.10%	1.81	% to 2.93%
2018	40,147,790	0.95	to 1.01	40,643,003	1.66%	1.25	% to 2.10%	(1.57	)% to (0.48)%
2017	41,053,792	0.96	to 1.02	41,759,776	1.56%	1.25	% to 2.10%	(0.95	)% to 0.15%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Delaware Ivy VIP Mid Cap Growth Cl II
2021	10,304,423	$1.09	to 7.17	$73,597,674	0.00%	0.90	% to 2.35%	12.97	% to 16.01%
2020	13,332,129	2.67	to 6.24	82,857,967	0.00%	1.20	% to 2.45%	44.67	% to 48.56%
2019	17,990,241	1.83	to 4.24	75,960,061	0.00%	1.20	% to 2.45%	33.93	% to 37.53%
2018	18,444,072	1.35	to 3.11	57,122,868	0.00%	1.20	% to 2.50%	(2.98	)% to (0.36)%
2017	20,971,477	1.38	to 3.15	65,783,331	0.00%	1.20	% to 2.50%	23.22	% to 26.52%
Delaware Ivy VIP Natural Res Cl II
2021	31,378,720	0.52	to 1.19	31,684,334	1.52%	0.90	% to 2.40%	23.00	% to 26.30%
2020	32,023,143	0.42	to 0.81	25,824,462	2.41%	1.20	% to 2.45%	(14.55	)% to (12.25)%
2019	29,876,499	0.48	to 0.93	27,705,370	0.96%	1.20	% to 2.45%	6.28	% to 9.13%
2018	29,873,585	0.44	to 0.86	25,614,572	0.30%	1.20	% to 2.50%	(25.48	)% to (23.46)%
2017	30,896,398	0.51	to 1.13	34,918,213	0.15%	1.20	% to 2.70%	(0.02	)% to 2.66%
Delaware Ivy VIP Path Aggressive Cl II
2021	7,057,631	2.08	to 2.59	18,249,506	1.66%	1.25	% to 2.35%	16.17	% to 17.46%
2020	8,046,833	1.78	to 2.20	17,714,243	1.47%	1.25	% to 2.35%	13.02	% to 14.27%
2019	8,143,159	1.56	to 1.93	15,688,116	2.75%	1.25	% to 2.35%	20.37	% to 21.71%
2018	9,050,608	1.29	to 1.58	14,326,252	1.83%	1.25	% to 2.35%	(6.50	)% to (5.46)%
2017	10,588,800	1.37	to 1.67	17,728,952	0.90%	1.25	% to 2.35%	17.06	% to 18.35%
Delaware Ivy VIP Path Conserv Cl II
2021	13,911,841	1.55	to 1.84	25,610,652	1.82%	1.25	% to 2.15%	7.62	% to 8.81%
2020	16,226,965	1.43	to 1.69	27,452,306	1.72%	1.25	% to 2.15%	10.05	% to 11.27%
2019	17,182,324	1.31	to 1.52	26,124,046	2.00%	1.25	% to 2.10%	11.99	% to 13.23%
2018	18,359,902	1.15	to 1.34	24,651,926	1.14%	1.25	% to 2.10%	(4.22	)% to (3.15)%
2017	21,343,297	1.19	to 1.39	29,589,078	0.72%	1.25	% to 2.10%	7.95	% to 9.14%
Delaware Ivy VIP Path Mod Aggr Cl II
2021	80,229,016	1.93	to 2.36	189,555,970	1.91%	1.25	% to 2.15%	14.17	% to 15.43%
2020	96,865,361	1.67	to 2.05	198,257,146	1.78%	1.25	% to 2.15%	12.44	% to 13.69%
2019	111,713,987	1.48	to 1.80	201,110,945	2.71%	1.25	% to 2.15%	18.58	% to 19.89%
2018	132,167,996	1.24	to 1.50	198,449,344	1.76%	1.25	% to 2.15%	(6.93	)% to (5.90)%
2017	156,367,354	1.32	to 1.60	249,489,522	0.83%	1.25	% to 2.35%	14.02	% to 15.27%
Delaware Ivy VIP Path Mod Aggr MV Cl II
2021	54,016,121	1.12	to 1.68	90,398,909	1.49%	0.90	% to 2.15%	11.89	% to 14.90%
2020	58,330,818	1.38	to 1.47	85,759,607	1.35%	1.20	% to 2.15%	6.53	% to 9.38%
2019	60,448,074	1.30	to 1.36	82,011,572	2.05%	1.20	% to 1.95%	15.83	% to 18.94%
2018	62,309,009	1.11	to 1.15	71,739,910	1.30%	1.20	% to 1.95%	(7.54	)% to (5.04)%
2017	62,982,691	1.19	to 1.23	77,083,895	0.45%	1.20	% to 1.95%	12.34	% to 15.35%
Delaware Ivy VIP Path Mod Cl II
2021	70,201,961	1.79	to 2.18	153,040,837	1.97%	1.25	% to 2.35%	12.00	% to 13.24%
2020	81,752,109	1.59	to 1.92	157,380,550	1.83%	1.25	% to 2.35%	11.69	% to 12.93%
2019	94,116,270	1.41	to 1.70	160,434,570	2.61%	1.25	% to 2.35%	16.29	% to 17.57%
2018	115,718,955	1.19	to 1.45	167,766,421	1.40%	1.25	% to 2.35%	(6.15	)% to (5.10)%
2017	135,101,927	1.26	to 1.53	206,391,573	0.77%	1.25	% to 2.35%	12.04	% to 13.28%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Delaware Ivy VIP Path Mod Cons Cl II
2021	23,573,377	$1.70	to 2.02	$47,575,439	2.07%	1.25	% to 1.90%	9.76	% to 10.98%
2020	27,546,469	1.54	to 1.82	50,092,630	1.89%	1.25	% to 1.85%	10.88	% to 12.11%
2019	33,201,232	1.37	to 1.62	53,851,930	2.33%	1.25	% to 1.90%	14.13	% to 15.39%
2018	38,974,422	1.17	to 1.41	54,780,037	1.34%	1.25	% to 1.90%	(4.94	)% to (3.88)%
2017	45,918,574	1.22	to 1.46	67,144,721	0.82%	1.25	% to 1.90%	10.15	% to 11.37%
Delaware Ivy VIP Path Mod Cons MV Cl II
2021	27,067,189	1.08	to 1.48	39,987,330	1.59%	0.90	% to 2.15%	7.50	% to 10.39%
2020	27,719,625	1.27	to 1.36	37,451,847	1.40%	1.20	% to 2.15%	6.42	% to 9.28%
2019	26,465,862	1.18	to 1.25	33,027,532	1.74%	1.20	% to 2.10%	11.55	% to 14.55%
2018	29,022,111	1.05	to 1.10	31,917,372	0.91%	1.20	% to 2.10%	(5.74	)% to (3.19)%
2017	30,564,276	1.09	to 1.15	35,051,735	0.42%	1.20	% to 2.35%	8.60	% to 11.51%
Delaware Ivy VIP Path Mod MV Cl II
2021	328,642,786	1.10	to 1.58	518,144,847	1.58%	0.30	% to 2.15%	9.71	% to 12.65%
2020	339,744,957	1.23	to 1.42	479,912,739	1.37%	0.30	% to 2.15%	5.90	% to 8.74%
2019	354,776,833	1.13	to 1.31	465,169,388	1.87%	0.30	% to 1.90%	13.92	% to 16.97%
2018	350,994,112	1.09	to 1.13	397,077,745	0.96%	1.20	% to 1.90%	(6.81	)% to (4.29)%
2017	334,654,129	1.16	to 1.19	399,263,202	0.45%	1.20	% to 1.90%	10.50	% to 13.46%
Delaware Ivy VIP Science & Tech Cl II
2021	10,126,501	1.07	to 9.69	94,161,705	0.00%	0.90	% to 2.40%	11.82	% to 14.82%
2020	11,636,682	2.71	to 8.52	94,942,067	0.00%	1.20	% to 2.45%	31.43	% to 34.96%
2019	15,961,276	2.00	to 6.37	97,704,703	0.00%	1.20	% to 2.45%	45.14	% to 49.04%
2018	16,351,590	1.37	to 4.31	67,262,864	0.00%	1.20	% to 2.50%	(8.01	)% to (5.52)%
2017	18,844,531	1.47	to 4.60	82,723,518	0.00%	1.20	% to 2.50%	28.29	% to 31.72%
Delaware Ivy VIP Securian RE Sec Cl II
2021	2,268,454	2.24	to 4.01	9,105,793	0.92%	1.25	% to 2.35%	40.35	% to 41.90%
2020	2,642,703	1.59	to 2.83	7,474,849	1.74%	1.25	% to 2.35%	(5.38	)% to (4.33)%
2019	2,837,599	1.62	to 2.95	8,389,224	1.60%	1.25	% to 2.35%	21.54	% to 22.88%
2018	3,472,709	1.33	to 2.40	8,354,176	1.61%	1.25	% to 2.35%	(7.78	)% to (6.75)%
2017	4,241,131	1.44	to 2.58	10,940,647	1.31%	1.25	% to 2.35%	2.95	% to 4.08%
Delaware Ivy VIP Small Cap Growth Cl II
2021	11,252,071	0.95	to 7.63	48,471,302	0.94%	0.15	% to 2.40%	0.96	% to 3.83%
2020	13,602,614	2.11	to 7.35	56,931,305	0.00%	0.15	% to 2.40%	33.66	% to 37.46%
2019	17,405,426	1.54	to 5.34	54,831,732	0.00%	0.15	% to 2.40%	19.78	% to 23.18%
2018	21,177,504	1.27	to 4.34	57,012,205	0.22%	0.15	% to 2.40%	(6.35	)% to 4.65%
2017	12,699,244	1.35	to 2.39	30,396,631	0.00%	0.15	% to 2.35%	20.27	% to 21.59%
Delaware Ivy VIP Smid Cap Core Cl II
2021	10,922,042	1.09	to 7.44	53,120,540	0.00%	0.15	% to 2.40%	17.27	% to 20.60%
2020	12,883,892	1.77	to 6.17	51,855,868	0.00%	0.15	% to 2.40%	3.91	% to 6.86%
2019	14,691,685	1.68	to 5.77	57,068,614	0.00%	0.15	% to 2.40%	20.71	% to 24.14%
2018	16,413,304	1.38	to 4.65	51,751,626	0.12%	0.15	% to 2.45%	(13.11	)% to (10.62)%
2017	19,223,253	1.57	to 5.20	68,325,880	0.00%	0.15	% to 2.45%	10.43	% to 13.56%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Delaware Ivy VIP Value Cl II
2021	18,049,661	$1.26	to 9.14	$75,442,421	1.90%	0.15	% to 2.35%	27.37	% to 30.98%
2020	22,036,546	1.60	to 6.98	69,783,268	2.05%	0.15	% to 2.45%	(0.98	)% to 1.83%
2019	23,871,830	1.55	to 6.85	76,080,658	0.81%	0.15	% to 2.45%	22.66	% to 26.14%
2018	27,135,800	1.25	to 5.43	68,983,047	1.87%	0.15	% to 2.45%	(9.95	)% to (7.38)%
2017	31,763,857	1.38	to 5.87	87,254,181	1.41%	0.15	% to 2.45%	9.23	% to 12.33%
Fidelity VIP Bond Index SC 2
2021 (a)	561,392	0.99	to 1.00	560,606	2.29%	0.90	% to 1.85%	(1.29	)% to 0.46%
Fidelity VIP Equity-Income SC 2
2021	18,034,610	1.20	to 4.37	67,735,747	1.61%	0.15	% to 2.40%	20.98	% to 24.42%
2020	20,639,741	1.79	to 3.51	63,079,381	1.62%	0.15	% to 2.40%	3.35	% to 6.28%
2019	22,505,002	1.70	to 3.31	65,428,148	1.78%	0.15	% to 2.40%	23.41	% to 26.92%
2018	25,307,084	1.36	to 2.61	58,618,917	1.97%	0.15	% to 2.40%	(11.21	)% to (8.67)%
2017	29,150,137	1.51	to 2.85	74,769,748	1.43%	0.15	% to 2.50%	9.39	% to 12.48%
Fidelity VIP Mid Cap SC2
2021	6,240,703	1.16	to 9.11	43,325,153	0.36%	0.15	% to 2.40%	21.66	% to 25.12%
2020	6,597,122	2.26	to 7.28	37,000,787	0.40%	0.15	% to 2.45%	14.44	% to 17.69%
2019	7,247,566	1.95	to 6.19	34,926,761	0.67%	0.15	% to 2.45%	19.59	% to 22.99%
2018	7,835,597	1.60	to 5.03	31,043,856	0.40%	0.15	% to 2.50%	(17.27	)% to (14.90)%
2017	8,546,622	1.91	to 5.91	40,237,967	0.49%	0.15	% to 2.50%	17.04	% to 20.36%
Franklin Mutual Shs VIP Cl 2
2021	1,770,676	1.71	to 3.08	5,386,945	2.80%	1.20	% to 2.30%	15.71	% to 17.75%
2020	2,127,651	1.46	to 2.62	5,495,487	2.54%	1.20	% to 2.30%	(7.81	)% to (6.18)%
2019	2,845,556	1.59	to 2.79	7,854,993	1.70%	1.20	% to 2.45%	19.01	% to 21.11%
2018	3,574,053	1.31	to 2.30	8,153,119	2.35%	1.20	% to 2.45%	(11.73	)% to (10.16)%
2017	4,190,741	1.46	to 2.56	10,649,793	2.72%	1.20	% to 2.45%	5.21	% to 7.06%
Franklin Small Cap Val VIP Cl 2
2021	16,177,257	1.16	to 2.58	41,764,295	1.05%	0.90	% to 2.25%	21.72	% to 24.99%
2020	15,186,363	1.77	to 2.08	31,651,002	1.56%	1.20	% to 2.45%	2.13	% to 4.87%
2019	14,689,792	1.72	to 2.01	29,457,156	1.06%	1.20	% to 2.45%	22.68	% to 25.97%
2018	15,442,389	1.36	to 1.61	24,804,342	0.89%	1.20	% to 2.70%	(15.42	)% to (13.14)%
2017	15,748,220	1.60	to 1.87	29,386,671	0.46%	1.20	% to 2.70%	7.45	% to 10.32%
Franklin Sm-Md Cap Gr VIP Cl 2
2021	3,836,831	3.03	to 6.31	15,457,147	0.00%	0.15	% to 2.20%	6.81	% to 9.85%
2020	5,495,435	2.79	to 5.80	22,333,056	0.00%	0.15	% to 2.45%	50.59	% to 54.86%
2019	4,455,235	1.83	to 3.79	10,830,812	0.00%	0.15	% to 2.45%	27.61	% to 31.24%
2018	4,573,442	1.41	to 2.92	8,507,597	0.00%	0.15	% to 2.45%	(8.14	)% to (5.51)%
2017	4,766,619	1.51	to 3.12	9,497,577	0.00%	0.15	% to 2.45%	17.88	% to 21.22%
Franklin Temp Dev Mkts VIP Cl 2
2021	5,711,137	0.84	to 4.01	19,520,159	0.87%	0.15	% to 2.40%	(8.48	)% to (5.88)%
2020	5,771,194	1.31	to 4.31	20,886,472	4.25%	0.15	% to 2.40%	13.78	% to 17.01%
2019	7,160,289	1.13	to 3.72	22,032,042	0.99%	0.15	% to 2.45%	23.01	% to 26.51%
2018	8,122,886	0.91	to 2.97	19,864,894	0.85%	0.15	% to 2.50%	(18.26	)% to (15.92)%
2017	10,013,524	1.09	to 3.57	29,191,896	0.98%	0.15	% to 2.50%	36.34	% to 40.20%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Goldman Sachs VIT HQ Flt Rt SS
2021	36,634,761	$0.92	to 1.04	$38,187,254	0.08%	0.90	% to 2.25%	(2.92	)% to (0.32)%
2020	33,760,143	0.92	to 1.05	35,622,374	0.69%	1.20	% to 2.45%	(2.34	)% to 0.27%
2019	37,744,677	0.94	to 1.06	40,073,356	2.08%	1.20	% to 2.45%	(0.96	)% to 1.70%
2018	39,130,532	0.95	to 1.05	41,216,580	1.89%	1.20	% to 2.45%	(1.47	)% to 1.19%
2017	38,287,569	0.95	to 1.05	40,213,342	1.27%	1.20	% to 2.45%	(1.48	)% to 1.16%
Goldman Sachs VIT Trends Driven SS
2021	136,004,237	1.12	to 1.42	192,500,301	0.00%	0.30	% to 2.15%	12.80	% to 15.82%
2020	141,411,969	1.15	to 1.23	174,370,002	0.29%	1.20	% to 2.15%	1.09	% to 3.80%
2019	143,210,825	1.13	to 1.20	171,659,855	1.53%	1.20	% to 2.15%	8.68	% to 11.60%
2018	134,973,011	1.03	to 1.08	146,277,943	0.70%	1.20	% to 2.15%	(7.13	)% to (4.62)%
2017	120,952,473	1.10	to 1.15	138,687,440	0.31%	1.20	% to 2.15%	9.83	% to 12.77%
Invesco Opphmr VI Intl Growth Sr II
2021	9,316,112	1.06	to 4.61	42,567,304	0.00%	0.90	% to 2.20%	6.92	% to 9.79%
2020	9,757,802	1.64	to 4.24	40,933,866	0.63%	1.20	% to 2.45%	17.52	% to 20.68%
2019	11,499,715	1.37	to 3.54	40,362,306	0.71%	1.20	% to 2.45%	24.23	% to 27.57%
2018	12,149,726	1.09	to 2.81	33,738,689	0.58%	1.20	% to 2.45%	(21.91	)% to (19.79)%
2017	11,538,292	1.37	to 3.54	40,259,364	1.16%	1.20	% to 2.45%	22.78	% to 26.07%
Invesco VI American Value Sr II
2021	4,366,337	1.20	to 2.21	9,665,531	0.25%	0.90	% to 2.10%	23.92	% to 27.24%
2020	4,807,627	1.49	to 1.76	8,439,375	0.65%	1.20	% to 2.45%	(2.08	)% to 0.55%
2019	5,093,501	1.51	to 1.76	8,972,204	0.41%	1.20	% to 2.45%	21.09	% to 24.33%
2018	5,452,204	1.24	to 1.43	7,794,038	0.19%	1.20	% to 2.45%	(15.41	)% to (13.13)%
2017	5,878,078	1.42	to 1.66	9,760,708	0.60%	1.20	% to 2.70%	6.50	% to 9.35%
Invesco VI Comstock Sr II
2021	16,398,570	1.25	to 4.18	68,602,413	1.64%	0.90	% to 2.25%	29.18	% to 32.64%
2020	16,874,173	1.85	to 3.18	53,699,571	2.24%	1.20	% to 2.45%	(3.97	)% to (1.38)%
2019	17,064,464	1.90	to 3.26	55,565,379	1.70%	1.20	% to 2.45%	21.31	% to 24.57%
2018	18,201,865	1.54	to 2.64	48,010,117	1.43%	1.20	% to 2.45%	(14.93	)% to (12.63)%
2017	19,423,798	1.78	to 3.05	59,173,015	2.05%	1.20	% to 2.45%	14.17	% to 17.22%
Invesco VI Equity & Inc Sr II
2021	3,511,425	1.14	to 2.65	9,275,357	1.63%	0.90	% to 2.20%	14.91	% to 18.00%
2020	3,834,799	1.61	to 2.27	8,664,191	2.25%	1.20	% to 2.20%	6.46	% to 9.32%
2019	3,954,900	1.52	to 2.09	8,230,525	2.31%	1.20	% to 2.45%	16.52	% to 19.65%
2018	4,165,539	1.28	to 1.76	7,310,864	2.01%	1.20	% to 2.45%	(12.37	)% to (10.00)%
2017	3,926,062	1.44	to 1.98	7,723,635	1.59%	1.20	% to 2.45%	7.57	% to 10.45%
Invesco VI Growth & Inc Sr II
2021	883,797	2.37	to 4.19	3,702,329	1.28%	1.20	% to 2.10%	24.46	% to 26.66%
2020	1,103,482	1.88	to 3.31	3,649,657	1.62%	1.20	% to 2.10%	(1.11	)% to 0.63%
2019	1,821,717	1.90	to 3.29	5,987,196	1.48%	1.20	% to 2.10%	21.22	% to 23.36%
2018	2,272,396	1.54	to 2.66	6,053,951	1.75%	1.20	% to 2.10%	(16.12	)% to (14.63)%
2017	2,685,321	1.81	to 3.12	8,379,934	1.25%	1.20	% to 2.10%	10.73	% to 12.68%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Invesco VI MS Sm Cap Sr II
2021	839,228	$2.64	to 3.00	$2,517,760	0.16%	1.20	% to 2.10%	18.71	% to 20.81%
2020	1,091,689	2.10	to 2.48	2,710,980	0.33%	1.20	% to 2.45%	16.16	% to 18.21%
2019	1,481,191	1.80	to 2.10	3,111,459	0.00%	1.20	% to 2.45%	22.47	% to 24.63%
2018	1,755,555	1.46	to 1.69	2,958,865	0.06%	1.20	% to 2.50%	(13.16	)% to (11.61)%
2017	1,995,195	1.67	to 1.91	3,804,500	0.62%	1.20	% to 2.50%	10.61	% to 12.56%
Invesco VI Sm Cap Equity Sr II
2021	7,132,535	1.09	to 2.55	18,210,071	0.00%	0.90	% to 2.25%	16.60	% to 19.73%
2020	9,320,824	1.82	to 2.15	20,052,879	0.03%	1.20	% to 2.45%	23.18	% to 26.49%
2019	10,902,731	1.47	to 1.72	18,710,744	0.00%	1.20	% to 2.45%	22.65	% to 25.94%
2018	11,577,900	1.16	to 1.37	15,918,876	0.00%	1.20	% to 2.70%	(17.75	)% to (15.53)%
2017	12,859,165	1.41	to 1.64	21,120,631	0.00%	1.20	% to 2.70%	10.43	% to 13.39%
Janus Henderson Balanced SS
2021	15,108,597	1.15	to 4.36	65,744,723	0.70%	0.90	% to 2.30%	13.51	% to 16.56%
2020	11,986,505	2.54	to 3.78	45,140,507	1.56%	1.20	% to 2.30%	10.71	% to 13.69%
2019	9,844,099	2.26	to 3.35	32,876,871	1.66%	1.20	% to 2.45%	18.72	% to 21.91%
2018	9,326,138	1.87	to 2.77	25,775,128	1.76%	1.20	% to 2.45%	(2.50	)% to 0.13%
2017	9,024,860	1.89	to 2.80	25,137,257	1.39%	1.20	% to 2.45%	14.71	% to 17.78%
Janus Henderson Flexible Bond SS
2021	28,845,249	0.99	to 1.13	32,660,535	1.68%	0.90	% to 2.40%	(3.99	)% to (1.41)%
2020	24,244,526	1.08	to 1.16	28,095,533	2.40%	1.20	% to 2.40%	7.05	% to 9.92%
2019	21,366,621	1.00	to 1.06	22,729,347	2.87%	1.20	% to 2.45%	6.10	% to 8.95%
2018	20,417,445	0.94	to 0.99	20,115,566	2.65%	1.20	% to 2.45%	(4.17	)% to (1.58)%
2017	20,678,489	0.98	to 1.01	20,888,777	2.60%	1.20	% to 2.45%	0.36	% to 3.04%
Janus Henderson Forty SS
2021	10,932,457	1.20	to 9.05	80,339,081	0.00%	0.15	% to 2.30%	19.04	% to 22.42%
2020	11,897,671	3.88	to 7.47	71,688,322	0.18%	0.15	% to 2.45%	35.00	% to 38.83%
2019	15,413,843	2.83	to 5.44	67,796,481	0.02%	0.15	% to 2.45%	32.87	% to 36.65%
2018	14,919,106	2.10	to 4.02	47,350,206	0.00%	0.15	% to 2.50%	(1.26	)% to 1.57%
2017	15,201,681	2.09	to 4.00	47,031,761	0.00%	0.15	% to 2.50%	26.23	% to 29.80%
Janus Henderson Mid Cap Val SS
2021	12,475,925	1.15	to 2.23	27,825,219	0.30%	0.90	% to 2.25%	15.95	% to 19.06%
2020	13,472,858	1.60	to 1.89	25,464,788	1.09%	1.20	% to 2.45%	(4.08	)% to (1.51)%
2019	12,986,599	1.66	to 1.94	25,146,993	1.03%	1.20	% to 2.45%	26.27	% to 29.66%
2018	14,086,610	1.27	to 1.51	21,227,272	0.90%	1.20	% to 2.70%	(16.34	)% to (14.08)%
2017	14,719,483	1.52	to 1.77	26,050,350	0.64%	1.20	% to 2.70%	10.34	% to 13.29%
Janus Henderson Overseas SS
2021	9,775,320	1.07	to 4.01	31,872,455	1.01%	0.15	% to 2.40%	10.00	% to 13.12%
2020	11,614,771	1.07	to 3.58	34,493,928	1.21%	0.15	% to 2.40%	12.65	% to 15.85%
2019	13,865,555	0.94	to 3.13	35,754,955	1.81%	0.15	% to 2.40%	23.03	% to 26.52%
2018	15,635,396	0.65	to 2.50	32,515,526	1.63%	0.15	% to 2.70%	(17.62	)% to (15.26)%
2017	17,841,216	0.78	to 2.98	44,286,927	1.58%	0.15	% to 2.70%	27.02	% to 30.61%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
MFS VIT – Mid Cap Growth Ser SC
2021	596,000	$3.63	to 5.89	$3,431,691	0.00%	1.20	% to 1.85%	10.57	% to 12.52%
2020	639,665	3.24	to 5.23	3,276,027	0.00%	1.20	% to 1.85%	32.16	% to 34.50%
2019	1,199,244	2.46	to 3.89	4,577,359	0.00%	1.20	% to 1.85%	34.26	% to 36.63%
2018	552,139	1.80	to 2.85	1,507,880	0.00%	1.20	% to 2.45%	(2.00	)% to (0.26)%
2017	430,656	1.80	to 2.85	1,184,281	0.00%	1.20	% to 2.45%	23.01	% to 25.17%
MFS VIT II – Intl Intrinsic Val SC
2021	14,930,195	1.08	to 1.78	26,596,837	0.14%	0.90	% to 2.40%	7.07	% to 9.95%
2020	13,264,510	1.53	to 1.63	21,686,276	0.78%	1.20	% to 2.40%	16.71	% to 19.85%
2019	14,050,463	1.30	to 1.38	19,340,389	1.50%	1.20	% to 2.45%	22.00	% to 25.28%
2018	13,679,262	1.06	to 1.11	15,166,124	0.93%	1.20	% to 2.45%	(12.36	)% to (10.00)%
2017	12,305,658	1.20	to 1.24	15,296,339	1.33%	1.20	% to 2.45%	23.14	% to 26.44%
MorgStanley VIF Emg Mk Eq Cl 2
2021	24,359,111	0.85	to 0.99	24,092,097	0.80%	0.90	% to 2.25%	(0.04	)% to 2.65%
2020	25,931,518	0.82	to 0.97	25,212,190	1.39%	1.20	% to 2.45%	11.04	% to 14.02%
2019	29,036,061	0.74	to 0.86	24,982,458	1.01%	1.20	% to 2.45%	16.04	% to 19.16%
2018	31,039,112	0.62	to 0.73	22,614,907	0.40%	1.20	% to 2.70%	(19.93	)% to (17.76)%
2017	31,911,525	0.77	to 0.89	28,529,833	0.72%	1.20	% to 2.70%	31.15	% to 34.66%
Morningstar Aggr Growth ETF Cl II
2021	7,356,653	1.12	to 1.84	13,552,870	1.14%	0.90	% to 1.90%	14.89	% to 17.98%
2020	7,292,861	1.42	to 1.58	11,490,853	1.92%	1.20	% to 2.00%	6.76	% to 9.63%
2019	7,031,011	1.24	to 1.45	10,196,536	1.64%	1.20	% to 2.45%	18.62	% to 21.80%
2018	6,750,576	1.04	to 1.20	8,110,131	1.38%	1.20	% to 2.50%	(11.98	)% to (9.60)%
2017	6,655,860	1.17	to 1.34	8,926,035	1.24%	1.20	% to 2.50%	16.33	% to 19.44%
Morningstar Balanced ETF Cl II
2021	28,771,734	1.07	to 1.69	48,749,447	1.30%	0.90	% to 1.90%	7.57	% to 10.46%
2020	31,676,275	1.39	to 1.55	49,029,253	2.01%	1.20	% to 2.00%	5.95	% to 8.79%
2019	34,333,320	1.30	to 1.44	49,288,530	1.92%	1.20	% to 2.00%	12.88	% to 15.91%
2018	38,519,879	1.08	to 1.25	48,139,152	1.75%	1.20	% to 2.50%	(8.97	)% to (6.51)%
2017	45,724,499	1.18	to 1.35	61,682,019	1.59%	1.20	% to 2.50%	10.05	% to 12.99%
Morningstar Conservative ETF Cl II
2021	10,560,101	1.01	to 1.35	14,279,913	1.33%	0.90	% to 2.05%	(0.70	)% to 1.97%
2020	11,715,949	1.17	to 1.34	15,677,099	1.83%	1.20	% to 2.20%	3.40	% to 6.17%
2019	11,698,088	1.13	to 1.27	14,876,264	2.05%	1.20	% to 2.20%	6.34	% to 9.20%
2018	11,271,507	1.05	to 1.18	13,244,959	2.05%	1.20	% to 2.20%	(5.22	)% to (2.66)%
2017	11,613,311	1.08	to 1.22	14,147,149	1.79%	1.20	% to 2.35%	3.12	% to 5.88%
Morningstar Growth ETF Cl II
2021	11,940,629	1.10	to 1.80	21,549,299	1.19%	0.90	% to 2.10%	11.55	% to 14.54%
2020	13,041,381	1.41	to 1.59	20,733,418	1.97%	1.20	% to 2.10%	6.81	% to 9.68%
2019	14,518,608	1.31	to 1.46	21,235,422	1.78%	1.20	% to 2.10%	16.29	% to 19.41%
2018	16,565,651	1.12	to 1.24	20,474,389	1.53%	1.20	% to 2.10%	(10.73	)% to (8.32)%
2017	18,788,815	1.19	to 1.36	25,558,702	1.37%	1.20	% to 2.50%	13.9	% to 16.95%
(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Morningstar Inc & Gro Asset All Cl II
2021	12,863,083	$1.04	to 1.52	$19,541,523	1.36%	0.30	% to 2.15%	3.37	% to 6.15%
2020	14,959,598	1.17	to 1.44	21,602,975	2.06%	0.30	% to 2.15%	5.28	% to 8.11%
2019	16,515,529	1.08	to 1.35	22,260,876	2.01%	0.30	% to 2.15%	9.62	% to 12.56%
2018	18,340,021	1.05	to 1.21	22,159,095	1.92%	1.20	% to 2.45%	(7.05	)% to (4.54)%
2017	21,624,118	1.10	to 1.28	27,617,957	1.70%	1.20	% to 2.70%	6.75	% to 9.61%
Neuberger Berman Sustain Eq S Cl
2021	1,436,557	1.19	to 2.89	4,146,190	0.18%	0.90	% to 2.10%	19.58	% to 22.79%
2020	1,392,332	2.01	to 2.37	3,302,211	0.36%	1.20	% to 2.45%	15.81	% to 18.92%
2019	1,721,505	1.73	to 2.01	3,464,194	0.28%	1.20	% to 2.45%	21.93	% to 25.20%
2018	1,747,814	1.41	to 1.62	2,834,559	0.19%	1.20	% to 2.45%	(8.69	)% to (6.22)%
2017	2,096,421	1.54	to 1.74	3,658,325	0.35%	1.20	% to 2.45%	14.69	% to 17.75%
PIMCO VIT Global Div Alloc Adv Cl
2021	139,960,071	1.05	to 1.49	208,133,436	9.82%	0.30	% to 2.10%	5.36	% to 8.19%
2020	145,638,967	1.15	to 1.39	201,994,496	3.15%	0.30	% to 2.10%	0.97	% to 3.68%
2019	149,789,899	1.11	to 1.35	202,186,895	2.66%	0.30	% to 2.10%	18.08	% to 21.25%
2018	134,747,474	1.07	to 1.12	151,362,006	1.89%	1.20	% to 2.10%	(11.72	)% to (9.33)%
2017	112,211,435	1.20	to 1.25	140,288,360	3.03%	1.20	% to 2.10%	13.47	% to 16.51%
PIMCO VIT Low Duration Adv CL
2021	58,754,688	0.92	to 1.04	61,345,486	0.42%	0.90	% to 2.25%	(3.90	)% to (1.32)%
2020	55,056,937	0.93	to 1.07	58,781,824	1.11%	1.20	% to 2.45%	(0.10	)% to 2.58%
2019	56,664,695	0.93	to 1.05	59,510,246	2.66%	1.20	% to 2.45%	0.90	% to 3.61%
2018	57,053,578	0.92	to 1.02	58,353,182	1.80%	1.20	% to 2.45%	(2.69	)% to (0.06)%
2017	61,531,245	0.94	to 1.03	63,542,253	1.24%	1.20	% to 2.45%	(1.69	)% to 0.95%
PIMCO VIT Total Return Adv Cl
2021	124,248,632	0.98	to 1.30	161,662,574	1.72%	0.90	% to 2.40%	(4.23	)% to (1.66)%
2020	129,230,812	1.17	to 1.34	172,531,480	2.02%	1.20	% to 2.45%	5.39	% to 8.21%
2019	127,543,873	1.10	to 1.25	158,775,019	2.91%	1.20	% to 2.45%	5.11	% to 7.93%
2018	134,310,201	1.04	to 1.16	156,325,287	2.44%	1.20	% to 2.45%	(3.53	)% to (0.93)%
2017	143,049,407	1.06	to 1.19	169,591,427	1.92%	1.20	% to 2.70%	1.78	% to 4.50%
Putnam VT Growth Opp Cl IB
2021	2,243,809	1.18	to 6.47	14,369,057	0.00%	0.90	% to 2.10%	19.09	% to 22.29%
2020	4,300,437	3.78	to 5.34	22,821,887	0.04%	1.20	% to 2.45%	34.68	% to 38.29%
2019	4,709,963	2.79	to 3.90	18,249,518	0.12%	1.20	% to 2.45%	32.77	% to 36.33%
2018	3,768,270	2.09	to 2.88	10,782,941	0.00%	1.20	% to 2.45%	(0.61	)% to 2.07%
2017	2,427,185	2.09	to 2.85	6,823,296	0.11%	1.20	% to 2.45%	27.11	% to 30.51%
Putnam VT Intl Eq Cl IB
2021	1,133,548	1.20	to 2.57	2,690,328	1.16%	1.20	% to 2.30%	5.66	% to 7.52%
2020	1,222,693	1.12	to 2.39	2,713,467	1.63%	1.20	% to 2.30%	8.84	% to 10.76%
2019	1,334,768	1.03	to 2.15	2,677,735	1.40%	1.20	% to 2.30%	21.51	% to 23.66%
2018	1,463,026	0.83	to 1.74	2,383,655	1.41%	1.20	% to 2.30%	(21.48	)% to (20.08)%
2017	1,581,531	1.62	to 2.18	3,234,571	2.28%	1.20	% to 2.30%	22.91	% to 25.07%
Putnam VT Intl Val Cl IB
2021 (a)	206,063	1.01		208,200	0.00%	0.90	% to 1.85%	(0.13	)% to 1.64%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Putnam VT Lg Cap Val Cl IB
2021	4,594,302	$1.21	to 4.12	$18,790,016	1.19%	0.90	% to 2.40%	23.61	% to 26.92%
2020	4,838,883	1.92	to 3.28	15,732,298	1.69%	1.20	% to 2.40%	2.73	% to 5.49%
2019	5,028,231	1.84	to 3.14	15,631,670	2.03%	1.20	% to 2.45%	26.62	% to 30.01%
2018	5,486,861	1.43	to 2.43	13,227,854	0.70%	1.20	% to 2.45%	(11.16	)% to (8.76)%
2017	5,826,254	1.59	to 2.69	15,544,063	0.85%	1.20	% to 2.45%	15.33	% to 18.42%
Putnam VT Sustain Leaders Cl IB
2021	250,817	4.21	to 6.90	1,656,021	0.14%	1.20	% to 2.10%	19.94	% to 22.06%
2020	276,844	3.52	to 5.65	1,497,049	0.48%	1.20	% to 2.10%	25.00	% to 27.21%
2019	490,627	2.77	to 4.44	2,106,410	0.46%	1.20	% to 2.10%	32.39	% to 34.73%
2018	520,231	2.06	to 3.30	1,657,498	0.00%	1.20	% to 2.10%	(4.41	)% to (2.71)%
2017	626,557	2.47	to 3.39	2,061,657	0.81%	1.20	% to 2.10%	25.48	% to 27.69%
SFT Bal Stabilization
2021	366,320,752	1.11	to 1.91	700,279,484	0.00%	0.30	% to 2.30%	10.16	% to 13.12%
2020	383,199,353	1.30	to 1.71	653,449,740	0.00%	0.30	% to 2.30%	7.46	% to 10.34%
2019	356,897,731	1.18	to 1.56	556,535,695	0.00%	0.30	% to 2.30%	17.30	% to 20.45%
2018	306,014,932	1.23	to 1.31	399,766,113	0.00%	1.20	% to 2.30%	(5.74	)% to (3.19)%
2017	264,099,934	1.27	to 1.36	359,634,207	0.00%	1.20	% to 2.70%	14.52	% to 17.59%
SFT Core Bond Cl 2
2021	153,603,776	0.99	to 6.37	270,941,120	0.00%	0.15	% to 2.40%	(3.43	)% to (0.69)%
2020	128,558,780	1.30	to 6.41	236,147,152	0.00%	0.15	% to 2.45%	3.78	% to 6.72%
2019	134,170,285	1.25	to 6.01	236,225,972	0.00%	0.15	% to 2.45%	5.74	% to 8.74%
2018	141,776,677	1.07	to 5.52	230,974,237	0.00%	0.15	% to 2.70%	(3.74	)% to (0.99)%
2017	122,739,561	1.11	to 5.58	201,040,540	0.00%	0.15	% to 2.70%	1.65	% to 4.53%
SFT Delaware Ivy Growth
2021	25,114,676	1.29	to 22.67	228,878,395	0.00%	0.15	% to 2.40%	26.50	% to 30.09%
2020	30,627,618	2.95	to 17.42	211,965,155	0.00%	0.15	% to 2.45%	26.90	% to 30.50%
2019	39,200,319	2.29	to 13.40	204,790,859	0.00%	0.15	% to 2.45%	32.52	% to 36.28%
2018	46,338,202	1.70	to 9.94	176,518,806	0.00%	0.15	% to 2.70%	(0.78	)% to 2.05%
2017	55,249,424	1.69	to 9.85	204,971,656	0.00%	0.15	% to 2.70%	25.47	% to 29.02%
SFT Delaware Ivy Small Cap Growth
2021	8,785,953	0.96	to 10.99	53,220,867	0.00%	0.15	% to 2.30%	1.54	% to 4.42%
2020	10,110,361	3.00	to 10.53	58,620,967	0.00%	0.15	% to 2.30%	32.30	% to 36.05%
2019	12,745,123	2.23	to 7.74	54,511,411	0.00%	0.15	% to 2.30%	20.06	% to 23.47%
2018	13,476,008	1.83	to 6.27	47,577,022	0.00%	0.15	% to 2.45%	(6.74	)% to (4.08)%
2017	14,741,542	1.93	to 6.53	54,659,481	0.00%	0.15	% to 2.45%	21.67	% to 25.11%
SFT Eq Stabilization
2021	269,067,603	1.10	to 1.33	357,088,407	0.00%	0.30	% to 2.10%	8.92	% to 11.84%
2020	286,838,342	1.05	to 1.20	343,441,057	0.00%	0.30	% to 2.10%	(8.10	)% to (5.63)%
2019	296,186,285	1.11	to 1.28	379,188,166	0.00%	0.30	% to 2.20%	13.28	% to 16.33%
2018	261,972,880	1.08	to 1.11	290,923,571	0.00%	1.20	% to 2.10%	(7.71	)% to (5.21)%
2017	216,662,904	1.15	to 1.18	256,150,263	0.00%	1.20	% to 2.35%	12.96	% to 15.99%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
SFT Govt Money Market
2021	26,491,806	$0.77	to 2.40	$28,560,385	0.00%	0.15	% to 2.40%	(2.91	)% to (0.15)%
2020	29,706,640	0.79	to 2.41	32,523,390	0.16%	0.15	% to 2.40%	(2.71	)% to 0.05%
2019	23,860,951	0.80	to 2.41	26,420,695	1.51%	0.15	% to 2.45%	(1.44	)% to 1.35%
2018	29,490,449	0.81	to 2.37	32,338,192	1.20%	0.15	% to 2.45%	(1.78	)% to 1.03%
2017	23,754,702	0.82	to 2.35	26,102,416	0.12%	0.15	% to 2.45%	(2.77	)% to (0.02)%
SFT Index 400 MC Cl 2
2021	11,129,889	1.16	to 9.88	73,205,365	0.00%	0.15	% to 2.40%	20.39	% to 23.81%
2020	12,783,428	2.59	to 7.98	68,413,176	0.00%	0.15	% to 2.45%	9.77	% to 12.89%
2019	15,079,787	2.32	to 7.07	74,947,506	0.00%	0.15	% to 2.45%	21.86	% to 25.32%
2018	16,394,080	1.62	to 5.64	65,184,715	0.00%	0.15	% to 2.70%	(14.17	)% to (11.71)%
2017	18,394,450	1.88	to 6.39	82,763,344	0.00%	0.15	% to 2.70%	12.26	% to 15.44%
SFT Index 500 Cl 2
2021	35,953,251	1.24	to 24.70	281,940,792	0.00%	0.15	% to 2.25%	24.31	% to 27.84%
2020	39,164,393	2.67	to 19.32	243,361,607	0.00%	0.15	% to 2.25%	14.48	% to 19.61%
2019	41,848,687	2.30	to 16.41	243,916,872	0.00%	0.15	% to 2.25%	27.07	% to 30.68%
2018	43,766,555	1.78	to 12.56	197,088,437	0.00%	0.15	% to 2.25%	(7.58	)% to (4.94)%
2017	47,963,283	1.66	to 13.21	226,207,756	0.00%	0.15	% to 2.70%	17.72	% to 21.05%
SFT Intl Bond Cl 2
2021	43,861,986	0.95	to 2.55	65,831,708	0.00%	0.15	% to 2.40%	(6.81	)% to (4.16)%
2020	41,982,723	1.15	to 2.66	66,838,225	0.00%	0.15	% to 2.45%	(9.08	)% to (6.50)%
2019	42,548,374	1.26	to 2.84	73,837,171	0.00%	0.15	% to 2.45%	(1.28	)% to 1.52%
2018	45,280,035	1.26	to 2.80	77,716,877	0.00%	0.15	% to 2.70%	(1.75	)% to 1.06%
2017	47,387,202	1.28	to 2.77	81,162,393	0.00%	0.15	% to 2.70%	(1.81	)% to 0.97%
SFT Real Estate Cl 2
2021	13,799,689	1.42	to 8.83	85,907,773	0.00%	0.15	% to 2.40%	39.87	% to 43.83%
2020	14,548,606	1.75	to 6.14	63,748,608	0.00%	0.15	% to 2.45%	(5.66	)% to (2.98)%
2019	15,233,517	1.83	to 6.32	70,037,804	0.00%	0.15	% to 2.45%	20.94	% to 24.37%
2018	17,207,071	1.28	to 5.08	64,244,975	0.00%	0.15	% to 2.70%	(8.17	)% to (5.54)%
2017	19,017,328	1.39	to 5.38	76,088,379	0.00%	0.15	% to 2.70%	2.32	% to 5.21%
SFT T. Rowe Price Value
2021	25,095,329	1.22	to 4.98	124,463,218	0.00%	0.90	% to 2.40%	25.67	% to 29.04%
2020	29,000,941	2.17	to 3.90	112,494,905	0.00%	1.20	% to 2.45%	6.86	% to 9.73%
2019	31,586,659	2.00	to 3.58	112,676,367	0.00%	1.20	% to 2.45%	22.20	% to 25.48%
2018	35,997,308	1.39	to 2.88	103,266,141	0.00%	1.20	% to 2.70%	(12.44	)% to (10.07)%
2017	40,399,908	1.58	to 3.23	130,064,067	0.00%	1.20	% to 2.70%	15.17	% to 18.26%
SFT Wellington Core Equity Cl 2
2021 (c)	8,791,103	1.20	to 6.65	52,167,464	0.00%	(0.07	)% to 2.18%	20.54	% to 23.96%
2020 (d)	10,423,785	2.70	to 5.42	50,937,719	0.00%	(0.07	)% to 2.23%	14.78	% to 18.03%
2019 (e)	12,335,609	2.31	to 4.64	51,912,927	0.00%	(0.05	)% to 2.25%	30.11	% to 33.80%
2018 (f)	13,854,273	1.75	to 3.50	44,148,623	0.00%	(0.06	)% to 2.29%	(5.00	)% to (2.29)%
2017 (g)	15,900,926	1.82	to 3.63	52,653,099	0.00%	(0.01	)% to 2.34%	17.78	% to 21.12%

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
TOPS Mgd Risk Bal ETF Cl 2
2021	12,811,890	$1.06	to 1.41	$18,125,401	1.10%	0.90	% to 2.10%	5.42	% to 8.25%
2020	13,719,270	1.22	to 1.32	18,092,267	2.23%	1.20	% to 2.10%	2.82	% to 5.58%
2019	15,456,741	1.18	to 1.26	19,481,055	2.22%	1.20	% to 2.10%	11.22	% to 14.21%
2018	16,868,738	1.02	to 1.11	18,783,848	1.65%	1.20	% to 2.45%	(8.78	)% to (6.32)%
2017	18,538,227	1.12	to 1.20	22,235,479	1.48%	1.20	% to 2.45%	7.38	% to 10.25%
TOPS Mgd Risk Flex ETF
2021	116,446,585	1.05	to 1.30	151,912,922	0.84%	0.90	% to 2.15%	5.63	% to 8.47%
2020	118,385,525	1.13	to 1.21	143,674,056	1.79%	1.20	% to 2.15%	2.09	% to 4.83%
2019	122,932,880	1.10	to 1.17	143,602,125	1.64%	1.20	% to 2.15%	11.24	% to 14.23%
2018	117,428,356	0.98	to 1.03	121,175,002	1.19%	1.20	% to 2.15%	(9.19	)% to (6.73)%
2017	109,558,806	1.09	to 1.12	122,319,467	1.06%	1.20	% to 1.85%	8.02	% to 10.91%
TOPS Mgd Risk Growth ETF Cl 2
2021	52,895,287	1.07	to 1.53	80,988,744	1.05%	0.90	% to 1.85%	9.32	% to 12.25%
2020	59,665,659	1.28	to 1.38	82,118,349	2.14%	1.20	% to 2.00%	2.13	% to 4.87%
2019	62,459,828	1.25	to 1.32	82,710,828	1.93%	1.20	% to 2.00%	13.67	% to 16.73%
2018	65,725,907	1.09	to 1.14	75,237,263	1.51%	1.20	% to 2.00%	(11.39	)% to (9.00)%
2017	68,252,439	1.21	to 1.27	86,636,462	1.56%	1.20	% to 2.00%	14.25	% to 17.31%
TOPS Mgd Risk Mod Growth ETF Cl 2
2021	14,047,673	1.07	to 1.52	21,375,609	1.11%	0.90	% to 2.10%	7.83	% to 10.73%
2020	16,309,660	1.28	to 1.39	22,615,887	2.26%	1.20	% to 2.10%	2.83	% to 5.59%
2019	18,108,398	1.24	to 1.33	23,995,187	2.16%	1.20	% to 2.10%	12.92	% to 15.95%
2018	19,867,112	1.09	to 1.15	22,909,039	1.58%	1.20	% to 2.10%	(9.93	)% to (7.50)%
2017	21,726,938	1.20	to 1.26	27,330,150	1.61%	1.20	% to 2.10%	10.55	% to 13.51%
TOPS Target Range Cl S
2021 (b)	121,678	1.03		125,272	0.00%	0.90%		2.81	% to 3.21%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2021 through December 31, 2021.

(Continued)

VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

December 31, 2021

(b) For the period from September 20, 2021 through December 31, 2021.

(c) For the year ended December 31, 2021, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.22%.

(d) For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.22%.

(e) For the year ended December 31, 2019, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.20%.

(f) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.

(g) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.

(8)  Subsequent Events

Management has evaluated subsequent events through March 25, 2022, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2021

Independent Auditors’ Report

The Board of Directors and Stockholder Minnesota Life Insurance Company:

Opinions
We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of
December 31, 2021 and 2020, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the each of the years in the three-year period ended December 31, 2021.

Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and
U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

a.Exercise professional judgment and maintain professional skepticism throughout the audit.
b.Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
c.Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
d.Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
e.Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce.

2

Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Minneapolis, Minnesota March 31, 2022
3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2021 and 2020
(in thousands)

Admitted Assets	2021	2020

Bonds	$22,604,906	$20,270,889
Common stocks	542,561	484,057
Mortgage loans, net	4,797,976	4,591,098
Derivative instruments	1,051,918	1,392,416
Other invested assets	1,581,643	1,276,195
Policy loans	684,899	643,006
Investments in affiliated companies	476,107	446,791
Cash, cash equivalents and short-term investments	335,430	230,319
Total invested assets	32,075,440	29,334,771

Premiums deferred and uncollected	186,861	351,588
Current income tax recoverable	44,481	15,457
Deferred income taxes	66,330	87,518
Other assets	667,124	466,735
Total assets, excluding separate accounts	33,040,236	30,256,069

Separate account assets	33,956,122	29,949,850
Total assets	$66,996,358	$60,205,919

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$14,726,334	$12,950,687
Annuities and other fund deposits	10,831,115	9,931,647
Accident and health	181,466	164,219
Policy claims in process of settlement	496,599	558,785
Dividends payable to policyholders	31,169	34,542
Other policy liabilities	1,694,760	1,680,769
Asset valuation reserve	451,593	378,709
Accrued commissions and expenses	162,250	129,163
Other liabilities	1,087,965	1,108,646
Total liabilities, excluding separate accounts	29,663,251	26,937,167

Separate account liabilities	33,930,177	29,920,160
Total liabilities	63,593,428	56,857,327

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized,
issued and outstanding	5,000	5,000
Additional paid in capital	316,540	216,540
Surplus notes	118,000	118,000
Unassigned surplus	2,963,390	3,009,052
Total capital and surplus	3,402,930	3,348,592
Total liabilities and capital and surplus	$66,996,358	$60,205,919
See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Statements of Operations	2021	2020	2019

Revenues:
Premiums	$3,144,905	$3,705,333	$3,746,844
Annuity considerations	4,601,663	3,958,327	4,875,299
Net investment income	1,099,963	972,426	883,733
Investment management, administration and contract guarantee fees	303,673	278,611	277,734
Other income	129,974	142,822	144,456
Total revenues	9,280,178	9,057,519	9,928,066

Benefits and expenses:
Policyholder benefits	5,939,507	8,656,114	5,082,862
Increase in policy reserves	2,725,664	2,589,548	3,411,475
General insurance expenses and taxes	442,398	475,604	452,960
Salaries and wages	256,819	223,830	205,738
Group service and administration fees	69,140	63,827	63,673
Commissions	548,767	483,082	528,374
Separate account transfers, net	(115,791)	(3,312,811)	247,614
Total benefits and expenses	9,866,504	9,179,194	9,992,696

Loss from operations before dividends, federal
income taxes and net realized capital gains (losses)	(586,326)	(121,675)	(64,630)

Dividends to policyholders	32,106	34,728	40,829
Loss from operations before federal income tax expense (benefit)
and net realized capital gains (losses)	(618,432)	(156,403)	(105,459)

Federal income tax expense (benefit)	(140,253)	(45,725)	10,477
Loss from operations before net realized capital gains (losses)	(478,179)	(110,678)	(115,936)

Net realized capital gains (losses), net of transfers to interest
maintenance reserve and federal income taxes	453,114	85,831	(40,295)
Net loss	$(25,065)	$(24,847)	$(156,231)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,348,592	$3,148,865	$2,848,967
Net loss	(25,065)	(24,847)	(156,231)
Net change in unrealized capital gains and losses	51,257	145,140	415,781
Net change in deferred income tax	(9,946)	(133,111)	112,220
Change in asset valuation reserve	(72,884)	(65,413)	(151,185)
Net change in separate account surplus	226	(1,226)	3,335
Dividends to stockholder	(8,402)	(1,967)	—
Change in unauthorized reinsurance	5,667	(2,251)	(1,330)
Change in non-admitted assets	(21,746)	42,878	71,066
Change in reserves due to change in valuation basis	33,306	96,659	43,552
Capital contribution	100,000	—	—
Change in accounting principle	—	124,282	—
Other, net	1,925	19,583	(37,310)
Capital and surplus, end of year	$3,402,930	$3,348,592	$3,148,865

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020 and 2019
(in thousands)

Cash Flow from Operating Activities	2021	2020	2019

Revenues:
Premiums and annuity considerations	$8,333,980	$8,075,231	$9,094,816
Net investment income	1,120,933	974,520	872,727
Total receipts	9,454,913	9,049,751	9,967,543

Benefits and expenses paid:
Policyholder benefits	6,246,240	8,466,576	5,174,334
Dividends to policyholders	35,479	38,627	42,877
Commissions and expenses	1,270,489	1,225,635	1,199,259
Separate account transfer, net	(136,453)	(3,325,428)	249,800
Federal income taxes	(23,004)	(3,992)	60,684
Total payments	7,392,751	6,401,418	6,726,954

Cash provided from operations	2,062,162	2,648,333	3,240,589

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,572,721	3,265,050	2,864,055
Common stocks	259,901	189,539	148,202
Mortgage loans	831,081	471,211	500,659
Derivative instruments	694,516	435,871	286,560
Other invested assets	237,885	119,456	112,254
Separate account redemptions	3,621	6,097	294
	5,599,725	4,487,224	3,912,024

Cost of investments acquired:
Bonds	5,979,215	5,422,410	5,438,196
Common stocks	218,916	206,648	176,235
Mortgage loans	1,038,038	913,419	1,034,674
Derivative instruments	337,393	316,745	292,474
Other invested assets	275,540	157,485	156,043
Separate account investments	2,285	957	373
Securities in transit, net	(220,043)	91,568	22,986
Other provided, net	42,979	55,158	69,206
	7,674,323	7,164,390	7,190,187

Cash applied to investing	(2,074,598)	(2,677,166)	(3,278,163)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	25,000	—	(50,000)
Net deposits on deposit-type contract funds	18,822	15,723	59,115
Contributed capital	100,000	—	—
Other cash provided (applied)	(26,275)	96,848	113,522

Cash provided from financing	117,547	112,571	122,637

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	105,111	83,738	85,063
Beginning of the year	230,319	146,581	61,518
End of the year	$335,430	$230,319	$146,581
See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2021, 2020 and 2019
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•Group life insurance and voluntary products to private and public employers.
•Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•Life insurance protection through banks, credit unions, and finance companies.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

•Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)
7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

(Continued)
8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

•The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

(Continued)
9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In July 2020 the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 26R, Bonds, that requires the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statement of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statement of operations and deferring in IMR. For 2021 reporting, revisions to SSAP 26R were adopted prospectively.

In July 2020, the NAIC adopted revisions to SSAP 32, Preferred Stock, which requires that perpetual preferred stock be reported at the lower of fair value or currently effective call price. Prior to revision, perpetual preferred stock was held at amortized cost less OTTI. The revised statements were effective and adopted January 1, 2021 and resulted in perpetual preferred stocks with a cost of $46,248 being held at fair value of $49,323.

In March 2020, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2020 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

In December 2019, the NAIC adopted revisions to SSAP No. 61R, Life, Deposit-type and Accident and Health Reinsurance, to provide new disclosures on reinsurance contracts that have risk-limiting features. The disclosure requirements are effective for 2020 reporting and are included in note 14 Reinsurance and supplemental schedule of reinsurance risks interrogatories.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)
10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,159 and $30,086 at December 31, 2021 and 2020, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2021, 2020 and 2019, bond net investment income included $75,999, $10,132 and $6,698 of prepayment penalties and acceleration fees, respectively, generated as a result of 133, 89 and 47 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Beginning in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Prior to 2021, preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.41% to 5.24% during 2021. In 2021, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.
(Continued)
11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was $57,024 and $53,426 at December 31, 2021 and 2020, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $4,441 and $3,768 as of December 31, 2021 and 2020, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $170,591 and $126,518 at December 31, 2021 and 2020, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2021 and 2020 totaled $17,149 and $111,391, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)
12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

The Company holds “To-Be-Announced” (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.
(Continued)
13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2021 or 2020.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $25,945 and $29,690 at December 31, 2021 and 2020, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2021 and 2020, the CARVM and CRVM allowances were $(271,232) and $(289,291), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $65,607 and $49,654 as of December 31, 2021 and 2020, respectively, all of which is non-admitted, and amortized software expense of $7,297, $9,663 and $10,628 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)
14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $188,531 and $166,785 at December 31, 2021 and 2020, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Reinsurance gains arising in the initial calendar year of certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company adopted the principles-based approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2021 and 2020, the amounts of surrender values in excess of reserves were $1,717,839 and $1,434,037, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2021 and 2020, the Company had $11,415,410 and $12,478,930, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) and on the statutory statements of operations and capital and surplus.

(Continued)
15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and in included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2021 and 2020, the total participating business in force was $1,825,947 and $1,934,794, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2021 and 2020.

For 2021, 2020 and 2019, premiums under individual and group life participating policies were $36,680, $39,661 and $41,908, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2021, 2020 and 2019 in the amount of $8,617, $8,681, and $7,022, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

(Continued)
16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(Continued)
17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(3) Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
•Investment-related risks such as those related to valuation, impairment, and concentration.
•Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
•Catastrophic and pandemic event-related risks such as COVID-19 that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
•Acquisition, disposition, or other structural change related risks.
•Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2021 and 2020.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

(Continued)
18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds	$4,252	$—	$—	$4,252
Common stocks	527,761	—	—	527,761
Preferred stocks	17,643	31,680	—	49,323
Derivative instruments	—	1,051,918	—	1,051,918
Cash equivalents	219,858	—	—	219,858
Separate account assets	7,476,668	26,451,838	27,616	33,956,122
Total financial assets	$8,246,182	$27,535,436	$27,616	$35,809,234

Derivative instruments (1)	$—	$547,298	$—	$547,298
Total financial liabilities	$—	$547,298	$—	$547,298

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks	$468,732	$—	$1,525	$470,257
Derivative instruments	170,665	1,221,751	—	1,392,416
Cash equivalents	65,374	—	—	65,374
Separate account assets	6,742,047	23,197,144	10,659	29,949,850
Total financial assets	$7,446,818	$24,418,895	$12,184	$31,877,897

Derivative instruments (1)	$876	$704,829	$—	$705,705
Total financial liabilities	$876	$704,829	$—	$705,705

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Bonds

Bonds held at fair value consist of SVO identified funds that are valued using exchange traded prices and are included in Level1.

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)
19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)
20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2021:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$10,659	$—	$7,784	$8,713	$466	$(6)	$27,616
Common stocks	1,525	—	—	(1,525)	—	—	—
Total financial assets	$12,184	$—	$7,784	$7,188	$466	$(6)	$27,616

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2021:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$19,472	$(10,759)	$—	$8,713
Common stocks	—	(1,525)	—	(1,525)
Total financial assets	$19,472	$(12,284)	$—	$7,188

(Continued)
21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2020:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,920	$—	$3,604	$1,185	$—	$(50)	$10,659
Common stocks	540	—	763	222	—	—	1,525
Total financial assets	$6,460	$—	$4,367	$1,407	$—	$(50)	$12,184

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2020:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,235	$(2,050)	$—	$1,185
Common stock	222	—	—	222
Total financial assets	$3,457	$(2,050)	$—	$1,407

At December 31, 2021 and 2020, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

(Continued)
22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2021:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$735,894	$731,072	$735,894	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	771,508	720,305	—	771,508	—	—
Foreign government securities	16,342	15,288	—	16,342	—	—
Corporate securities	17,482,158	16,269,305	4,252	14,140,728	3,337,178	—
Asset-backed securities	812,099	802,697	—	801,876	10,223	—
Commercial mortgage-backed
securities (CMBS)	2,190,709	2,133,855	—	2,190,709	—	—
Residential mortgage-backed
securities (RMBS)	1,992,621	1,932,384	—	1,986,621	6,000	—
Total bonds	24,001,331	22,604,906	740,146	19,907,784	3,353,401	—
Common stock	527,761	542,561	527,761	—	—	14,800
Preferred stock	105,838	103,890	19,372	31,680	54,785	—
Mortgage loans	4,929,093	4,797,976	—	—	4,929,093	—
Derivative instruments	1,051,918	1,051,918	—	1,051,918	—	—
Policy loans	823,627	684,899	—	—	823,627	—
Short-term investments	17,149	17,149	17,149	—	—	—
Cash equivalents	316,967	316,967	316,967	—	—	—
Surplus notes	183,317	164,194	—	183,317	—	—
Separate account assets	33,956,122	33,956,122	7,476,668	26,451,838	27,617	—
Total financial assets	$65,913,123	$64,240,582	$9,098,063	$47,626,537	$9,188,523	$14,800

Deferred annuities	2,391,431	2,235,711	—	—	2,391,431	—
Other fund deposits	3,155,825	3,157,484	—	—	3,155,825	—
Supplementary contracts without
life contingencies	169,524	169,524	—	—	169,524	—
Annuity certain contracts	133,973	127,493	—	—	133,973	—
Borrowed money	120,005	120,000	—	—	120,005	—
Derivative liabilities	547,298	547,298	—	547,298	—	—
Separate account liabilities	29,543,391	29,543,391	7,476,667	22,039,107	27,617	—
Total financial liabilities	$36,061,447	$35,900,901	$7,476,667	$22,586,405	$5,998,375	$—
The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2021:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)
23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2020:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$456,880	$444,279	$456,880	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	851,735	784,404	—	851,735	—	—
Foreign government securities	17,286	15,428	—	17,286	—	—
Corporate securities	16,237,843	14,278,964	3,924	13,291,703	2,942,216	—
Asset-backed securities	721,273	708,125	—	691,861	29,412	—
CMBS	2,045,624	1,912,883	—	2,045,624	—	—
RMBS	2,270,249	2,126,806	—	2,270,249	—	—
Total bonds	22,600,890	20,270,889	460,804	19,168,458	2,971,628	—
Common stock	470,257	484,057	468,732	—	1,525	13,800
Preferred stock	72,314	66,218	16,319	30,457	25,538	—
Mortgage loans	4,782,309	4,591,098	—	—	4,782,309	—
Derivative instruments:
Other derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Total derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Policy loans	775,359	643,006	—	—	775,359	—
Short-term investments	111,403	111,391	109,891	1,512	—	—
Cash equivalents	190,013	190,011	190,013	—	—	—
Surplus notes	123,032	106,783	—	123,032	—	—
Separate account assets	29,949,850	29,949,850	6,742,047	23,197,144	10,659	—
Total financial assets	$60,467,843	$57,805,719	$8,158,471	$43,742,354	$8,567,018	$13,800

Deferred annuities	$2,313,466	$2,125,301	$—	$—	$2,313,466	$—
Other fund deposits	3,221,982	3,217,389	—	—	3,221,982	—
Supplementary contracts without
life contingencies	142,855	142,855	—	—	142,855	—
Annuity certain contracts	116,748	109,615	—	—	116,748	—
Borrowed money	95,036	95,000	—	—	95,036	—
Derivative liabilities	705,705	705,705	876	704,829	—	—
Separate account liabilities	26,148,077	26,148,077	6,742,047	19,395,371	10,659	—
Total financial liabilities	$32,743,869	$32,543,942	$6,742,923	$20,100,200	$5,900,746	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2020:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership
(Continued)
24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.
(Continued)
25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,879,352 and $2,084,242 agency backed RMBS and $53,032 and $42,564 non-agency backed RMBS as of December 31, 2021 and 2020, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)
26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2021	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$731,072	$5,603	$781	$735,894
Agencies not backed by the full faith
and credit of the U.S. government	720,305	51,229	26	771,508
Foreign government securities	15,288	1,054	—	16,342
Corporate securities	16,269,305	1,309,574	96,721	17,482,158
Asset-backed securities	802,697	13,734	4,332	812,099
CMBS	2,133,855	71,348	14,494	2,190,709
RMBS	1,932,384	84,175	23,938	1,992,621
Total	$22,604,906	$1,536,717	$140,292	$24,001,331

December 31, 2020	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$444,279	$12,616	$16	$456,879
Agencies not backed by the full faith
and credit of the U.S. government	784,404	67,523	192	851,735
Foreign government securities	15,428	1,858	—	17,286
Corporate securities	14,278,964	1,969,830	10,951	16,237,843
Asset-backed securities	708,125	18,125	4,977	721,273
CMBS	1,912,883	140,830	8,089	2,045,624
RMBS	2,126,806	143,768	325	2,270,249
Total	$20,270,889	$2,354,550	$24,550	$22,600,889

The admitted asset value and estimated fair value of bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$436,732	$442,560
Due after one year through five years	3,805,747	4,012,481
Due after five years through ten years	5,183,257	5,450,292
Due after ten years	8,310,234	9,100,569
	17,735,970	19,005,902
Asset-backed and mortgage-backed securities	4,868,936	4,995,429
Total	$22,604,906	$24,001,331
(Continued)
27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2021
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$180,531	$181,312	$781	26
Agencies not backed by the full faith and credit of the U.S. government	244	251	7	1
Corporate securities	2,801,612	2,875,767	74,155	439
Asset-backed securities	416,239	419,844	3,605	132
CMBS	540,680	551,149	10,469	39
RMBS	783,579	804,902	21,323	81

	December 31, 2021
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$10,021	$10,040	$19	1
Corporate securities	285,281	307,847	22,566	41
Asset-backed securities	23,126	23,853	727	11
CMBS	62,859	66,884	4,025	8
RMBS	60,065	62,680	2,615	7

	December 31, 2020
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$4,638	$4,654	$16	4
Agencies not backed by the full faith and credit of the U.S. government	20,701	20,893	192	4
Corporate securities	394,637	402,504	7,867	52
Asset-backed securities	178,106	182,998	4,892	47
CMBS	142,548	150,636	8,088	17
RMBS	93,569	93,894	325	13

	December 31, 2020
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$31,705	$34,789	$3,084	13
Asset-backed securities	9,586	9,671	85	5
CMBS	—	1	1	2

(Continued)
28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2021, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2021.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2021, 97.3% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2021 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2021 and 2020, the Company had four 5GI bonds with a carrying value of $7,895 and fair value of $7,909 and six 5GI bonds with a carrying value of $9,987 and fair value of $9,871, respectively.

At December 31, 2021 and 2020, bonds with a carrying value of $8,176 and $8,118, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $542,561 and $484,057 as of December 31, 2021 and 2020, respectively.

(Continued)
29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$52,999	$56,733	$3,734	91
December 31, 2020	65,547	71,383	5,837	45

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2021	$4,412	$6,064	$1,652	12
December 31, 2020	7,752	9,919	2,167	6

Common stocks with unrealized losses at December 31, 2021 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,797,976 and $4,591,098 at December 31, 2021 and 2020, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $310,472 and $233,585 were sold during 2021 and 2020, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2021	2020
Industrial	$1,367,740	$1,407,185
Office buildings	760,458	746,742
Retail facilities	1,169,870	1,109,523
Apartment	1,207,418	1,024,308
Other	292,490	303,340
Total	$4,797,976	$4,591,098
(Continued)
30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2021	2020	2019
Balance at beginning of year	$188	$194	$200
Reduction in allowance	(188)	(6)	(6)
Balance at end of year	$—	$188	$194

As of December 31, 2021 and 2020, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2021 and 2020, there were no nonperforming loans.

There were no restructured loans at December 31, 2021. There were two restructured loans with a total carrying value of $1,318 in the office buildings class at December 31, 2020. For the years ended December 31, 2021, 2020 and 2019, the Company recognized total interest income of $0, $69 and $71, respectively, and recognized $0, $69 and $71, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2021.

During 2021 and 2020, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2021		December 31, 2020
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$751,437	71.9%	$532,550	66.3%
Mezzanine debt funds	293,680	28.1%	270,823	33.7%
Total alternative investments	$1,045,117	100.0%	$803,373	100.0%

(Continued)
31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2021	2020	2019
Bonds	$816,927	$740,664	$681,993
Common stocks – unaffiliated	16,740	15,421	17,955
Mortgage loans	219,675	182,306	169,700
Policy loans	33,186	31,650	31,589
Short-term investments	53	2,089	4,703
Derivative instruments	13,239	14,082	2,003
Other invested assets	89,291	76,626	60,688
	1,189,111	1,062,838	968,631
Capitalization (amortization) of IMR	(1,425)	(5,150)	(7,576)
Investment expenses	(87,723)	(85,262)	(77,322)
Total	$1,099,963	$972,426	$883,733

Non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted other invested assets totaled $685, $0 and $4 in 2021, 2020 and 2019, respectively.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$4,150	$40,583	$29,985
Common stocks – unaffiliated	56,527	(18,579)	10,090
Foreign currency exchange	(172)	(694)	(344)
Derivative instruments	381,215	127,031	(27,435)
Other invested assets	108,642	33,486	24,064
	550,362	181,827	36,360
Amount transferred to (from) the IMR, net of taxes	(9,022)	(43,576)	(21,459)
Income tax expense	(88,226)	(52,420)	(55,196)
Total	$453,114	$85,831	$(40,295)

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
Gross realized gains	$45,865	$78,046	$40,990
Gross realized losses	(32,400)	(22,677)	(7,222)
Common stocks:
Gross realized gains	$62,816	$20,961	$18,766
Gross realized losses	(6,289)	(35,107)	(7,706)

Proceeds from the sales of bonds amounted to $1,910,096, $1,805,184, and $2,085,466 for the years ended December 31, 2021, 2020 and 2019, respectively.

(Continued)
32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2021	14	$358	$578	$282
2020	—	—	—	—
2019	39	1,211	1,188	(11)

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds:
U.S. government securities	$1,581	$803	$402
Corporate securities	7,734	12,774	3,380
Asset-backed securities	—	1,207	—
RMBS	—	2	1
Common stocks	—	4,433	970
Mortgage loans	267	—	—
Other invested assets	7,842	11,424	3,303
Total OTTI	$17,424	$30,643	$8,056

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2021. The Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company did not recognize any OTTI on the basis of the intent to sell during 2019. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2021, 2020 or 2019.

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2021	2020	2019
Bonds	$187	$164	$556
Common stocks – unaffiliated	55,221	6,071	66,298
Common stocks – affiliated	(33,517)	(497)	27,779
Other invested assets	244,521	57,636	3,331
Derivative instruments	(201,280)	121,279	430,422
Other	(2,947)	(6,307)	(6,127)
Deferred tax asset (liability)	(10,928)	(33,206)	(106,478)
Total	$51,257	$145,140	$415,781

(Continued)
33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2021	2020
Cost	$389,627	$386,344
Gross unrealized gains	158,319	105,717
Gross unrealized losses	(5,385)	(8,004)
Admitted asset value	$542,561	$484,057

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2021			December 31, 2020
			Fair value			Fair value
Primary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	swaps	$—	$—	$—	$796,000	$197,496	$—
	Interest rate
	futures	1,663,278	—	—	2,415,180	25	25
Equity market	Equity futures	690,912	—	—	674,456	11	11
	Equity options	16,660,779	1,051,918	547,298	14,306,920	1,194,884	705,669
Total derivatives		$19,014,969	$1,051,918	$547,298	$18,192,556	$1,392,416	$705,705

(Continued)
34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)
35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized
from derivatives	$381,215	$13,239	$(201,280)

	December 31, 2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized
from derivatives	$127,031	$14,082	$121,279

(Continued)
36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2019
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$2	$2,003	$76,183
Interest rate swaptions	(1,000)	—	400
Interest rate futures	(7,962)	—	(8,310)
TBAs	411	—	—
Foreign currency forwards	(6)	—	—
Equity futures	(51,876)	—	(19,219)
Equity options	32,996	—	381,368
Total gains (losses) recognized
from derivatives	$(27,435)	$2,003	$430,422

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2021	2020	2019

Loss from operations before net realized capital gains (losses)	(478,179)	$(110,678)	$(115,936)
Net realized capital gains (losses) on derivatives	381,215	127,031	(27,435)
Net change in unrealized capital gains (losses) on derivatives	(201,280)	121,279	430,422
Tax impacts	(10,240)	(64,039)	(132,682)
Total	(308,484)	$73,593	$154,369

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $516,887 and $518,281 at December 31, 2021 and 2020, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2021 and 2020, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $199,237 and $207,855 at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)
37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Premiums, considerations or deposits
for year ended December 31, 2021	$—	$—	$3,598,895	$3,598,895

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
For accounts with assets at:
Fair value	$552,217	$—	$33,106,728	$33,658,945

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2021
By withdrawal characteristics:
With fair value adjustment	$495,314	$—	$—	$495,314
At fair value	30,326	—	33,088,160	33,118,486
Not subject to discretionary
withdrawal	26,577	—	18,568	45,145
Total	$552,217	$—	$33,106,728	$33,658,945

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)
38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2021
Transfers as reported in the summary of operations of the
Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,598,895
Transfers from separate accounts	(3,703,895)
Net transfers to (from) separate accounts	(105,000)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in
Annual Statement of the Separate Accounts	(193,927)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	292,882
Fees associated with charges for investment management and contract guarantees	(109,746)
Total reconciling adjustments	(10,791)
Total transfers reported in the statutory statements of operations	$(115,791)

(8) Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2021	2020	2019
Provision computed at statutory rate	$(14,295)	$5,340	$(14,511)
IMR amortization	455	1,082	1,591
Dividends received deduction	(22,486)	(24,033)	(22,393)
Tax credits	(12,831)	(13,410)	(10,387)
Non-admitted assets	(4,567)	(2,483)	(3,948)
Change in valuation allowance	1,000	156,000	—
Expense adjustments and other	4,080	(2,557)	(2,850)
Total tax	$(48,644)	$119,939	$(52,498)

Federal income tax expense (benefit)	$(140,253)	$(45,725)	$10,477
Tax on capital gains/losses	88,226	52,420	55,196
Change in net deferred income taxes	3,383	113,244	(118,171)
Total statutory income taxes	$(48,644)	$119,939	$(52,498)

(Continued)
39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2021	2020	2019
Tax on income	$(133,205)	$(44,183)	$34,423
Tax credits	(12,831)	(13,410)	(10,387)
Tax on capital gains/losses	88,226	52,420	55,196
Other taxes	5,783	11,868	(13,559)
Total income tax expense	$(52,027)	$6,695	$65,673

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Gross deferred tax assets	$322,732	$55,215	$377,947
Deferred tax assets non-admitted	—	—	—
	322,732	55,215	377,947
Deferred tax liabilities	(185,616)	(126,001)	(311,617)
Net admitted deferred tax asset	$137,116	$(70,786)	$66,330

December 31, 2020	Ordinary	Capital	Total
Gross deferred tax assets	$271,579	$79,026	$350,605
Deferred tax assets non-admitted	—	—	—
	271,579	79,026	350,605
Deferred tax liabilities	(194,006)	(69,081)	(263,087)
Net admitted deferred tax asset	$77,573	$9,945	$87,518

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$51,153	$(23,811)	$27,342
Deferred tax assets non-admitted	—	—	—
	51,153	(23,811)	27,342
Deferred tax liabilities	8,390	(56,920)	(48,530)
Net admitted deferred tax asset	$59,543	$(80,731)	$(21,188)

(Continued)
40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2021	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44,671	$44,671
Adjusted gross deferred tax assets expected to be realized within three years	123,534	—	123,534
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	199,198	10,544	209,742
Deferred tax assets admitted	$322,732	$55,215	$377,947

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2021 was $496,012.

December 31, 2020	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$39,339	$39,339
Adjusted gross deferred tax assets expected to be realized within three years	112,459	11,614	124,073
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	159,120	28,073	187,193
Deferred tax assets admitted	$271,579	$79,026	$350,605

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2020 was $483,670.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2021	2020
Ratio percentage	956%	995%
Capital and surplus used	$3,306,750	$3,224,466

As of December 31, 2021 the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all of which was ordinary for tax purposes. As of December 31, 2020, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2021 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2020 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)
41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2021	2020
Deferred tax assets:
Ordinary:
Policyholder liabilities	$197,165	$180,218
Investments	3,517	203
Deferred acquisition costs	185,904	176,699
Pension and postretirement benefits	26,449	20,890
Non-admitted assets	39,390	34,823
Other	27,307	14,746
Gross ordinary deferred tax assets	479,732	427,579
Valuation allowance	(157,000)	(156,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	322,732	271,579
Capital:
Investments	54,068	77,287
Net unrealized capital losses	1,147	1,739
Gross capital deferred tax assets	55,215	79,026
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	55,215	79,026
Admitted deferred tax assets	377,947	350,605

Deferred tax liabilities:
Ordinary:
Investments	47,281	85,747
Fixed assets	9,874	8,753
Deferred and uncollected premium	6,375	19,461
Policyholder liabilities	35,419	41,221
Computer software	13,778	10,427
Other	72,889	28,397
Gross ordinary deferred tax liabilities	185,616	194,006
Capital:
Investments	4,758	24
Net unrealized capital gains	121,243	69,057
Gross capital deferred tax liabilities	126,001	69,081
Gross deferred tax liabilities	311,617	263,087
Net deferred tax asset	$66,330	$87,518
(Continued)
42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

As of December 31, 2021 and 2020, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2021	2020	Change
Total deferred tax assets	$377,947	$350,605	$27,342
Total deferred tax liabilities	(311,617)	(263,087)	(48,530)
Change in net deferred income tax	$66,330	$87,518	(21,188)
Tax effect of deferred tax asset / deferred tax
liability on unrealized capital gains (losses)			10,928
Tax effect of deferred tax asset on liability for
pension benefits			314
Net change in deferred income tax			(9,946)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of reserve surplus adjustment on deferred tax
asset			6,994
Change in net deferred income tax asset			$(3,383)

As of December 31, 2021, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $84,567 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2021.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2021	2020
Balance at beginning of year	$1,085	$2,984
Additions based on tax positions related to current year	570	390
Additions (reductions) for tax positions of prior years	197	(2,289)
Balance at end of year	$1,852	$1,085

Included in the balance of unrecognized tax benefits at December 31, 2021 are potential benefits of $1,852 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2021, accrued interest and penalties of $55 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $28 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2021, the Company does not expect a significant increase in tax contingencies within the next 12 months.

All tax years through 2017 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company's 2019 or 2020 consolidated tax return.

(Continued)
43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $38,630, $34,893 and $31,830 in 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the amount due to Securian AM under these agreements was $16,720 and $15,987, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,485, $1,423 and $1,304 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company also recognized commission expense of $102,998, $73,920 and $90,644 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company recognized commissions payable to SFS in the amounts of $7,013 and $1,840 at December 31, 2021 and 2020, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2021, 2020 and 2019, the amounts transferred were $19,227, $16,339 and $16,545, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2021 and 2020, the amount payable to the Company was $46,106 and $37,033, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2021, 2020 and 2019 were $130,959, $135,425 and $157,375, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2021, 2020 and 2019 was $39,767, $14,379 and $14,728, respectively, and the amount payable to SFG at December 31, 2021 and 2020 was $21,010 and $23,680, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $6,500, $7,600 and $7,600 in 2021, 2020 and 2019, respectively, for these policies. The Company paid claims totaling $2,363 and $2,034 in 2021 and 2020, respectively. No claims were paid during 2019. As of December 31, 2021 and 2020, reserves held under these policies were $114,744 and $101,137, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $10,076, $12,674 and $11,544 in 2021, 2020 and 2019, respectively.

CRI Securities, LLC (CRI), an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $0, $2,844 and $3,081 in 2021, 2020 and 2019, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2021, 2020 and 2019, the Company recognized $850, $659 and $1,063, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2021 and 2020 was $195 and $150, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $12,101, $21,581 and $11,533 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2021, 2020 and 2019, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2021 and 2020 was $4,160 and $1,661, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

(Continued)
44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2021 and 2020, the Company sold $60,400 and $38,700, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$130,318	$134,709
Total assets	$130,318	$134,709

Liabilities
Policy reserves:
Life insurance	89,996	86,588
Accident and health	2,286	1,636
Policy claims in process of settlement	307,694	249,517
Other policy liabilities	468	807
Accrued commissions and expenses	10,638	11,025
Total liabilities	$411,082	$349,573

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2021	2020	2019
Revenues:
Premiums	$777,500	$749,824	$702,167
Total revenues	777,500	749,824	702,167

Benefits and expenses:
Policyholder benefits	897,067	742,745	593,333
Commission expense	64,144	61,860	57,929
Total benefits and expenses	961,211	804,605	651,262
Net income (loss)	$(183,711)	$(54,781)	$50,905

(Continued)
45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

	2021	2020
Admitted assets:
Premiums deferred and uncollected	$(21,504)	$48,622
Other assets	55,748	30,579
Total assets	$34,244	$48,622

Liabilities
Policy reserves:
Life insurance	$(7,975)	$1,606
Policy claims in process of settlement	(43,659)	51,336
Other policy liabilities	101,269	30,624
Accrued commissions and expenses	—	1,679
Total liabilities	$49,635	$85,245

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2021	2020
Revenues:
Premiums	$(191,120)	$(47,984)
Commission expense	$7,111	$—
Other income	$(364)
Total revenues	$(184,373)	$(47,984)

Benefits and expenses:
Policyholder benefits	(189,938)	52,348
Increase in policy reserves	(6,522)	1,679
Total benefits and expenses	(196,460)	54,027
Net income (loss)	$12,087	$6,043

(Continued)
46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2021	2020	2019
Balance at January 1	$628,688	$639,574	$600,802
Less: reinsurance recoverable	509,225	518,958	493,136
Net balance at January 1	119,463	120,616	107,666
Incurred related to:
Current year	151,905	140,442	154,762
Prior years	(10,824)	(14,501)	(15,049)
Total incurred	141,081	125,941	139,713
Paid related to:
Current year	62,452	62,617	74,252
Prior years	63,528	64,477	52,511
Total paid	125,980	127,094	126,763
Net balance at December 31	134,564	119,463	120,616
Plus: reinsurance recoverable	486,085	509,225	518,958
Balance at December 31	$620,649	$628,688	$639,574

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2021 and 2020 was $2,797 and $3,095, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $10,824, $14,501, $15,049 in 2021, 2020 and 2019, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,618 and paid $2,373 of claim adjustment expenses in the current year, of which $730 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $18,662 and $24,883 as of December 31, 2021 and 2020, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2021, 2020 and 2019, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)
47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at
beginning of year	$52,008	$48,036	$5,132	$4,931
Service cost	—	—	174	167
Interest cost	1,598	1,826	116	147
Actuarial loss	(788)	4,445	(519)	70
Benefits paid	(2,169)	(2,299)	(156)	(183)
Benefit obligation at
end of year	$50,649	$52,008	$4,747	$5,132

Change in plan assets:
Fair value of plan assets at
beginning of year	$50,177	$48,750	$—	$—
Actual return on plan assets	1,359	1,419	—	—
Employer contribution	2,179	2,307	156	183
Benefits paid	(2,169)	(2,299)	(156)	(183)
Fair value of plan assets at
end of year	$51,546	$50,177	$—	$—

Funded status	$897	$(1,831)	$(4,747)	$(5,132)

Assets:
Prepaid plans assets	$14,194	$—	$—	$—
Overfunded plan assets	(13,297)	—	—	—
Total assets	897	—	—	—
Liabilities recognized:
Accrued benefit costs	—	(13,107)	7,096	7,626
Liability for benefits	—	14,938	(2,349)	(2,494)
Total liabilities recognized	$—	1,831	4,747	$5,132

Unrecognized liabilities	$(897)	$14,938	$(2,349)	$(2,494)

Weighted average assumptions
used to determine benefit
obligations:
Discount rate	2.77%	2.39%	2.81%	2.45%
Rate of compensation increase	N/A	0.00%	N/A	0.00%

(Continued)
48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2021	2020	2021	2020
Weighted average assumptions
used to determine net periodic
benefit costs:
Expected long-term return on
plan assets	3.75%	3.75%	N/A	- %
Discount rate	2.39%	3.29%	2.45%	3.32%

Components of net periodic
benefit costs:
Service cost	$—	$—	$174	$167
Interest cost	1,598	1,826	116	147
Expected return on plan assets	(1,882)	(1,828)	—	—
Amount of prior service cost
recognized	—	—	(478)	(478)
Amount of recognized actuarial
loss (gain)	1,375	877	(187)	(190)
Net periodic benefit cost	$1,092	$875	$(375)	$(354)

Amounts in unassigned surplus
recognized as components of net
periodic benefit costs:
Items not yet recognized as a
component of net periodic benefit
cost – prior year	$14,938	$10,962	$(2,494)	$(3,232)
Net prior service (cost) credit
recognized	—	—	478	478
Net loss arising during the period	(266)	4,853	(519)	70
Net gain (loss) recognized	(1,375)	(877)	187	190
Items not yet recognized as a
component of net periodic benefit
cost – current year	$13,297	$14,938	$(2,349)	$(2,494)

Amounts in unassigned surplus
expected to be recognized in the
next fiscal year as components
of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$(129)	$(478)
Net recognized (gains) losses	1,163	1,391	(194)	(125)

Accumulated benefit obligation	$50,649	$52,008	$4,747	$5,132

(Continued)
49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2021 and December 31, 2020 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension	Other
	benefits	benefits
2022	$3,877	$252
2023	3,972	271
2024	3,910	268
2025	3,886	274
2026	3,485	273
2027-2031	16,724	1,413

For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2021. The rate was assumed to decrease gradually to 3.70% for 2074 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2021 and 2020. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2021 and 2020. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2021	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$51,546	$51,546

December 31, 2020	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$50,177	$50,177

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)
50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2021, 2020 and 2019 of $1,270, $1,186 and $1,460, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2021, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000, and its ownership interest of $3,402 in CRI. During the year ended December 31, 2020, the Company declared and paid dividends to SFG consisting of common stock in the amount of $1,967.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2021 statutory results, the maximum amount available for the payment of dividends during 2022 by Minnesota Life Insurance Company without prior regulatory approval is $340,293.

For the year ended December 31, 2021 there was a cash capital contribution received from SFG in the amount of $100,000. For the year ended December 31, 2020 and 2019, respectively, there were no capital contributions from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2021 and 2020.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2021 and 2020, policy reserves are reflected net of reinsurance ceded of $1,322,783 and $1,332,500, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2021	2020	2019
Direct premiums and annuity considerations	$8,562,341	7,896,662	$8,882,759
Reinsurance assumed	803,049	774,621	728,074
Reinsurance ceded	(1,618,822)	(1,007,623)	(988,690)
Total premiums and annuity considerations	$7,746,568	$7,663,660	$8,622,143

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2021, 2020 and 2019.
(Continued)
51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(14) Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $1,279,189, $952,825 and $739,150 during 2021, 2020 and 2019, respectively.

As of December 31, 2021, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance LTD
Agent of the Company	Atlantic Security Life Insurance Company
Administrative representative of the Company	Southwest Business Corporation

During March 2022, the Company entered into a master transaction agreement pursuant to which, and subject to satisfaction of closing conditions, the Company will enter into an agreement to reinsure several closed blocks of individual life and individual annuity products effective January 1, 2022. This transaction is expected to close in the first half of 2022.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $546,414 as of December 31, 2021. The Company estimates that $201,000 of these commitments will be invested in 2022, with the remaining $345,414 invested over the next four years.

As of December 31, 2021, the Company had committed to originate mortgage loans totaling $346,975 but had not completed the originations.

As of December 31, 2021, the Company had committed to purchase bonds totaling $79,762 but had not completed the purchase transactions.

The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2021 and 2020, the assets held in trust were $529,481 and $566,904, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2021 and 2020, this liability was $210 and $606, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,740 and $3,372 as of December 31, 2021 and 2020, respectively. These assets are being amortized over a five-year period.

(Continued)
52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2022, $1,135; 2023, $961; 2024, $803; 2025, $730; 2026, $484. Income from these leases was $2,599, $2,575 and $3,200 for the years ended December 31, 2021, 2020 and 2019, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2021, the Company had entered into agreements with face amount and carrying value totaling $120,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2021 have a maturities of less than one year with principal due at those times. Interest rates are determined at the reset date and ranged from 0.33% to 0.61% during 2021. The Company paid $621, $2,178 and $3,248 in interest in 2021, 2020 and 2019, respectively, and accrued interest of $5 and $36 at December 31, 2021 and 2020, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2021 and 2020, the maximum amount borrowed from the FHLB was $220,000 and $595,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,860,289 and $1,958,405, respectively, as collateral for FHLB borrowings as of December 31, 2021. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,469,773 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2021 was $2,122,023 and $2,253,339, respectively.

As of December 31, 2021 and 2020, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $4,800 and $3,800 at December 31, 2021 and 2020, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2021 and 2020, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2021 and 2020. The interest paid in 2021, 2020 and 2019 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2021 was $267,339. Interest is included in net investment income in the statutory statements of operations.

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2021 that are subject to retrospective rating features was $570,988 which represented 49.3% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(Continued)
53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$840,772	$486,373	$—	$1,327,145	12.9%
At book value less current surrender charges
of 5% or more	600,607	—	—	600,607	5.8%
At fair value	—	30,326	6,676,667	6,706,993	65.2%
Total with market value adjustment or at fair
value	1,441,379	516,699	6,676,667	8,634,745	83.9%
At book value without adjustment	782,520	—	—	782,520	7.6%
Not subject to discretionary withdrawal	823,251	26,577	18,568	868,396	8.5%
Total	$3,047,150	$543,276	$6,695,235	$10,285,661	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$229,927	$—	$—	$229,927

Group Annuities

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,343,582	$—	$—	$4,343,582	14.5%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	22,131,690	22,131,690	74.0%
Total with market value adjustment or at fair
value	4,343,582	—	22,131,690	26,475,272	88.5%
At book value without adjustment	11,811	—	—	11,811	0.0%
Not subject to discretionary withdrawal	3,415,809	—	—	3,415,809	11.5%
Total	$7,771,202	$—	$22,131,690	$29,902,892	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

(Continued)
54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts

December 31, 2021	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair
value	—	—	—	—	0.0%
At book value without adjustment	1,099,708	—	—	1,099,708	68.0%
Not subject to discretionary withdrawal	517,369	—	—	517,369	32.0%
Total	$1,617,077	$—	$—	$1,617,077	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—
As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,816,783
Supplementary contracts with life contingencies	5,658
Deposit-type contracts	1,612,988
Total reported on Life and Accident and Health Annual Statement	12,435,429
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	29,370,201
Total reported on the Annual Statement of the Separate Accounts	29,370,201
Combined total	$41,805,630

(Continued)
55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	1,419,851	1,651,256	1,782,368
Universal life with secondary
guarantees	208,155	184,160	544,352
Indexed universal life	7,440,007	7,015,141	7,391,232
Indexed universal life with
secondary guarantees	1,176,646	1,056,659	1,644,631
Indexed life	—	—	—
Other permanent cash value life
insurance	1,002,437	951,575	1,009,896
Variable life	497,240	852,636	699,789
Variable universal life	70,304	70,304	70,304
Miscellaneous reserves	267,717	—	267,717
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	1,071,877
Accidental death benefits	—	—	29
Disability – active lives	—	—	22,910
Disability – disabled lives	—	—	421,666
Miscellaneous reserves	—	—	586,528
Total	12,082,357	11,781,731	15,513,299
Reinsurance ceded	—	—	778,291
Net total	$12,082,357	$11,781,731	$14,735,008

(Continued)
56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2021	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	3,939,572	3,430,219	3,852,211
Variable universal life	436,533	436,533	436,533
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,376,105	3,866,752	4,288,744
Reinsurance ceded	—	—	—
Net total	$4,376,105	$3,866,752	$4,288,744
Grand total	$16,458,462	$15,648,483	$19,023,752

(Continued)
57

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2021:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$11,651,480
Exhibit 5, Accidental death benefits sections, total (net)	29
Exhibit 5, Disability – active lives section, total (net)	22,904
Exhibit 5, Disability – disables lives section, total (net)	388,992
Exhibit 5, Miscellaneous reserves section, total (net)	2,671,603
Subtotal	14,735,008
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,288,744
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,288,744
Combined total	$19,023,752

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 were as follows:

	Gross	Net of Loading
Ordinary new business	$9,165	$3,426
Ordinary renewal business	65,198	95,216
Credit life	111	111
Group life	1,155	1,101
Subtotal	75,629	99,854
Premiums due and unpaid	99,610	88,531
Portion of due and unpaid over 90 days	(1,524)	(1,524)
Net admitted asset	$173,714	$186,861

(Continued)
58

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(23) Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(24) Subsequent Events

Through March 31, 2022, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements except for the disclosure item in note 14 Reinsurance.

59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2021
(in thousands)

Investment Income Earned:
U.S. Government bonds	$13,922
Other bonds (unaffiliated)	803,005
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3,078
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	16,740
Common stocks of affiliates	—
Mortgage loans	219,675
Real estate	21,727
Premium notes, policy loans and liens	33,186
Cash on hand and on deposit	(13)
Short-term investments	66
Other invested assets	63,128
Derivative instruments	13,239
Aggregate write-ins for investment income	1,358
Gross investment income	$1,189,111

Real Estate Owned - Book Value less Encumbrances
$51,907
Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages	$—
Commercial mortgages	—
Total mortgage loans	4,797,976
$4,797,976
Mortgage Loans By Standing - Book Value:
Good standing	$4,797,976
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,422,942

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$476,107

(Continued)
60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$1,493,340
Over 1 year through 5 years	6,464,066
Over 5 years through 10 years	6,813,347
Over 10 years through 20 years	2,765,952
Over 20 years	5,178,206
No maturity date	4,252
Total by maturity	$22,719,163

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$13,403,733
NAIC 2	8,496,761
NAIC 3	741,417
NAIC 4	34,050
NAIC 5	13,939
NAIC 6	29,263
Total by NAIC designation	$22,719,163

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$16,830,490
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,888,673

Preferred Stocks - Statement Value	$103,890
Common Stocks - Market Value	$1,018,668
Short-Term Investments and Cash Equivalents - Book Value	$334,116
Options, Caps & Floors Owned - Statement Value	$1,051,918
Options, Caps & Floors Written and In Force - Statement Value	$(547,298)
Collar, Swap & Forward Agreements Open - Statement Value	$—
Futures Contracts Open - Current Value	$—
Cash on Deposit	$1,314

Life Insurance In Force:
Industrial	$—
Ordinary	$94,922,263
Credit Life	$5,847,105
Group Life	$311,418,841

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$27,997

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$179,531
Credit Life	$41,633
Group Life	$363,436,538
(Continued)
61

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2021
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$160,319
Income Payable	$16,246
Ordinary - Involving Life Contingencies:
Income Payable	$269
Group - Not Involving Life Contingencies:
Amount on Deposit	$37,795
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$24,132

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$115,659
Deferred - Fully Paid - Account Balance	$2,291,901
Deferred - Not Fully Paid - Account Balance	$7,215,103
Group:
Immediate - Amount of Income Payable	$307,777
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$11,809

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$531,176
Credit	$57,517

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,378,859
Dividend Accumulations - Account Balance	$35,917

Claim Payments:
Group Accident and Health:
2021	$53,082
2020	$46,397
2019	$4,290
2018	$1,012
2017	$1,158
Prior	$1,805
Other Accident and Health:
2021	$85
2020	$—
2019	$25
2018	$—
2017	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2021	$4,805
2020	$5,273
2019	$2,656
2018	$1,399
2017	$695
Prior	$487

See accompanying independent auditors’ report

62

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2021
(in thousands)

1.)	Total admitted assets (excluding separate accounts):				$33,040,236

2.)	10 Largest exposures to a single issuer/borrower/investment:

	Issuer				Amount	Percentage
	Federal National Mortgage Association				$975,290	3.0%
	Federal Home Loan Mortgage Corporation				$804,685	2.4%
	Securian Life Insurance Co				$476,107	1.4%
	Berkshire Hathaway Inc.				$198,073	0.6%
	Intel Corporation				$111,707	0.3%
	Phillips 66				$109,717	0.3%
	The Walt Disney Company				$99,563	0.3%
	Bank of America Corporation				$99,251	0.3%
	UnitedHealth Group Incorporated				$99,098	0.3%
	Comcast Corporation				$97,270	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$13,403,733	40.6%	P/RP-1	$27,975	0.1%
	NAIC-2	$8,496,761	25.7%	P/RP-2	$62,061	0.2%
	NAIC-3	$741,417	2.2%	P/RP-3	$7,813	0.0%
	NAIC-4	$34,050	0.1%	P/RP-4	$5,421	0.0%
	NAIC-5	$13,939	0.0%	P/RP-5	$620	0.0%
	NAIC-6	$29,263	0.1%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:
					Amount	Percentage
	Total admitted assets held in foreign investments:				$1,756,448	5.3%
	Foreign-currency denominated investments of:				$—	0.0%
	Insurance liabilities denominated in that same foreign currency:				$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
					Amount	Percentage
	Countries rated by NAIC-1				$1,701,739	5.2%
	Countries rated by NAIC-2				$11,907	0.0%
	Countries rated by NAIC-3 or below				$42,802	0.1%
(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	Australia	$462,675	1.4%
		United Kingdom	$415,456	1.3%

	Countries rated by NAIC-2	Turks And Caicos Islands	$8,000	0.0%
		Mauritius	$2,348	0.0%

	Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
		Guernsey	$14,802	0.0%

7.)	Aggregate unhedged foreign currency exposure:
			Amount	Percentage
			$90,055	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
			Amount	Percentage
	Countries rated by NAIC-1		$89,325	0.3%
	Countries rated by NAIC-2		$730	0.0%
	Countries rated by NAIC-3 or below		$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$34,061	0.1%
		France	$15,855	0.0%

	Countries rated by NAIC-2	Thailand	$417	0.0%
		Hungary	$313	0.0%

	Countries rated by NAIC-3 or below	None	$—	0.0%
		None	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:
	Issuer	NAIC Rating	Amount	Percentage
	HOFER FINANCIAL	1PL	$50,000	0.2%
	Electricité de France S.A.	1FE	$47,522	0.1%
	Vector Limited	2	$47,000	0.1%
	Perth Airport	2	$45,500	0.1%
	Diageo Capital plc	1FE	$44,319	0.1%
	Transurban Group	2FE	$44,171	0.1%
	Takeda Pharmaceutical Company Limited	2FE	$40,875	0.1%
	Vodafone Group Public Limited Company	2FE	$39,073	0.1%
	CSL LTD	1	$38,150	0.1%
	TRANSGRID	2FE	$35,000	0.1%
(Continued)

64

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency
	exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures
	that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

	Issuer		Amount	Percentage
	Securian Life Insurance Company		$476,107	1.4%
	Allied Solutions, LLC		$159,334	0.5%
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%
	Lerer Hippeau Funds		$37,307	0.1%
	Genstar Funds		$33,826	0.1%
	Ridge Ventures Funds		$33,470	0.1%
	AEA Funds		$29,559	0.1%
	Gridiron Capital Funds		$29,510	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Aggregate statement value of investments held in nonaffiliated privately		Amount	Percentage
	placed equities		$1,041,219	3.2%

	3 Largest investments held in nonaffiliated, privately placed equities		Amount	Percentage
	Charles River Funds		$69,176	0.2%
	Threshold Ventures Funds		$65,780	0.2%
	Maveron Equity Partners Funds		$40,373	0.1%

	10 Largest fund managers	Total Invested	Diversified	Non-Diversified
	Dreyfus Money Market Funds	$219,858	$219,858	$—
	Securian Asset Management Funds	$89,272	$89,272	$—
	BlackRock Funds	$72,441	$40,073	$32,367
	Charles River Funds	$69,176	$—	$69,176
	Threshold Ventures Funds	$65,780	$—	$65,780
	Maveron Equity Partners Funds	$40,373	$—	$40,373
	Lerer Hippeau Funds	$37,307	$—	$37,307
	Genstar Funds	$33,826	$—	$33,826
	Ridge Ventures Funds	$33,470	$—	$33,470
	AEA Funds	$29,559	$—	$29,559
(Continued)

65

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the
	Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

	10 Largest Annual Statement Schedule B aggregate mortgage interests:

	Issuer				Type	Amount	Percentage
	Commercial Massry Portfolio				Commercial	$58,467	0.2%
	Commercial IRET Apartment Portfolio				Commercial	$54,900	0.2%
	Commercial Meritex-Atlanta				Commercial	$43,250	0.1%
	Commercial Wilshire Union Shopping Center				Commercial	$41,000	0.1%
	Commercial Towers of Colonie Apartments				Commercial	$37,131	0.1%
	Commercial Mars Industrial Facility				Commercial	$34,671	0.1%
	Commercial Marshalls Plaza				Commercial	$30,767	0.1%
	Commercial Plymouth Industrial Reit Portf				Commercial	$30,000	0.1%
	Commercial Hubb NYC Portfolio				Commercial	$27,500	0.1%
	Commercial Orchard Park Apt Port				Commercial	$27,420	0.1%

	Admitted assets held in the following categories of mortgage loans:

	Category					Amount	Percentage
	Construction loans					$—	0.0%
	Mortgage loans over 90 days past due					$—	0.0%
	Mortgage loans in the process of foreclosure					$—	0.0%
	Mortgage loans foreclosed					$—	0.0%
	Restructured mortgage loans					$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most
	current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural

	Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
	91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
	81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
	71% to 80%	$—	0.0%	$9,134	0.0%	$—	0.0%
	below 70%	$—	0.0%	$4,788,842	14.5%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
	five largest investments in one parcel or group of contiguous parcels of real estate reported in the
	Annual Statement Schedule A.

(Continued)

66

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2021
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans
	that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
	Agreement Type			1st Qtr	2nd Qtr	3rd Qtr
	Securities lending	$—	0.0%	$—	$—	$—
	Repurchase	$—	0.0%	$—	$—	$—
	Reverse repurchase	$—	0.0%	$—	$—	$—
	Dollar repurchase	$—	0.0%	$—	$—	$—
	Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	Hedging	$—	0.0%	$—	$—
	Income generation	$—	0.0%	$—	$—
	Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$—	0.0%	$18,245	$18,132	$17,451
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$84,968	0.0%	$60,713	$59,500	$61,264
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report
67

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2021

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$838,373	2.61%	$838,373	2.61%
All other governments	15,288	0.05%	15,288	0.05%
US states, territories and possessions, etc. guaranteed	602	—%	602	—%
US political subdivisions of states, territories, and
possessions, guaranteed	62,136	0.19%	62,136	0.19%
US special revenue and special assessment obligations,
etc. non-guaranteed	2,443,402	7.62%	2,443,402	7.62%
Industrial and miscellaneous	19,210,694	59.88%	19,210,694	59.89%
Hybrid securities	30,159	0.09%	30,159	0.09%
SVO identified funds	4,252	0.01%	4,252	0.01%
Total long-term bonds	$22,604,906	70.45%	$22,604,906	70.46%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$103,890	0.32%	$103,890	0.32%
Total preferred stocks	$103,890	0.32%	$103,890	0.32%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$359,594	1.12%	$359,594	1.12%
Industrial and miscellaneous other (unaffiliated)	14,800	0.05%	14,800	0.05%
Parents, subsidiaries and affiliates other	476,117	1.49%	476,107	1.49%
Mutual funds	167,056	0.52%	167,056	0.52%
Closed-end funds	$1,111	—%	$1,111	—%
Total common stocks	$1,018,678	3.18%	$1,018,668	3.18%

Mortgage loans
Commercial mortgages	$4,797,976	14.96%	$4,797,976	14.96%
Total mortgage loans	$4,797,976	14.96%	$4,797,976	14.96%

Real estate
Properties occupied by the company	$51,907	0.16%	$51,907	0.16%
Total real estate	$51,907	0.16%	$51,907	0.16%

Cash, cash equivalents and short-term investments
Cash	$1,314	—%	$1,314	—%
Cash equivalents	316,967	0.99%	316,967	0.99%
Short-term investments	17,149	0.06%	17,149	0.06%
Total cash, cash equivalents and short-term investments	$335,430	1.05%	$335,430	1.05%

Policy loans	$689,340	2.15%	$684,899	2.14%

Derivatives	$1,051,918	3.28%	$1,051,918	3.28%

Other invested assets	$1,424,325	4.44%	$1,422,942	4.44%

Receivable for securities	$3,710	0.01%	$2,904	0.01%

Total invested assets	$32,082,080	100.00%	$32,075,440	100.00%
See accompanying independent auditors’ report
68

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.
Yes ☐ No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply: _1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

69

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)
December 31, 2021

4.Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the         accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
See accompanying independent auditors’ report
70